                      Registration No. 2-15530 and 811-901

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  80               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  81                       /X/

            DAVID L.  BABSON GROWTH FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately  upon filing pursuant to paragraph (b) of Rule 485 // on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                     Registration No. 33-17762 and 811-5386

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  19               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  20                       /X/

         BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately  upon filing pursuant to paragraph (b) of Rule 485 // on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                     Registration No. 33-15074 and 811-5218

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  19               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  21                       /X/

              SHADOW STOCK FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately  upon filing pursuant to paragraph (b) of Rule 485 // on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                      Registration No. 2-85791 and 811-3823

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  23               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  24                       /X/

             BABSON ENTERPRISE FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 /_/ on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                     Registration No. 33-39321 and 811-6252

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  14               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  15                       /X/

             BABSON ENTERPRISE FUND II, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 /_/ on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                      Registration No. 2-93363 and 811-4114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  21               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  23                       /X/

               BABSON VALUE FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 /_/ on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                      Registration No. 2-65761 and 811-2963

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  29               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  31                       /X/

            D.  L.  BABSON MONEY MARKET FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 /_/ on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                      Registration No. 2-65489 and 811-2948

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  29               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  30                       /X/

           D.  L.  BABSON TAX-FREE INCOME FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 /_/ on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                      Registration No. 2-10002 and 811-495

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  103               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  103                      /X/

              D.L.  BABSON BOND TRUST
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 /_/ on October
31, 2002 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485 /_/ on (date)  pursuant to paragraph  (a)(1) of
Rule 485 /_/ 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485 /_/
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                                  Babson Funds

                                   Prospectus

                               September 30, 2002

                                    Equities
                                 Enterprise Fund
                               Enterprise Fund II
                                   Growth Fund
                                Shadow Stock Fund
                                   Value Fund
                               International Fund

                                  Fixed Income
                                   Bond Trust
                                Money Market Fund
                              Tax-Free Income Fund

                                  Babson Funds

                        Jones & Babson, Inc. Distributors
                         A Member of the Generali Group

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed upon the  adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

                                   Prospectus

                               September 30, 2002

                                  Equity Funds
                          Babson Enterprise Fund, Inc.
                         Babson Enterprise Fund II, Inc.
                        David L. Babson Growth Fund, Inc.
                             Shadow Stock Fund, Inc.
                             Babson Value Fund, Inc.
                              Babson-Stewart Ivory
                            International Fund, Inc.

                               Fixed Income Funds
                             D.L. Babson Bond Trust
                       D.L. Babson Money Market Fund, Inc.
                     D.L. Babson Tax-Free Income Fund, Inc.

                                  Babson Funds

                       INVESTMENT ADVISOR (THE "ADVISOR"):
                         David L. Babson & Company Inc.
                            Cambridge, Massachusetts

                           MANAGED AND DISTRIBUTED BY:
                              Jones & Babson, Inc.
                              Kansas City, Missouri

Table Of Contents

Information About The Funds                                      Page

Investment Objectives and Principal Investment Strategies           2

Principal Risk Factors                                              5

Past Performance                                                    7

Fees and Expenses                                                  10

Management and Investment Advisor                                  11

Financial Highlights                                               12

Information About Investing

How to Purchase Shares                                             18

How to Redeem Shares                                               18

Shareholder Services                                               19

How Share Price is Determined                                      19

Distributions and Taxes                                            19

Additional Policies about Transactions                             21

Conducting Business with the Babson Funds                          22

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

BABSON FUND
Babson Enterprise Fund (BABEX)
Babson Enterprise Fund II (BAETX)
Shadow Stock Fund (SHSTX)

OBJECTIVE
Long-term growth of capital

PRINCIPAL RISKS*
Market Risks
Small Company Risks

BABSON FUND
Babson Growth Fund (BABSX)

OBJECTIVE  Above  average  total return over longer  periods of time through the growth of both capital and dividend income

PRINCIPAL RISKS*
Market Risks

BABSON FUND
Babson Value Fund (BVALX)

OBJECTIVE
Long-term growth of capital and income

PRINCIPAL RISKS*
Market Risks

BABSON FUND
Babson-Stewart Ivory
International Fund (BAINX)

OBJECTIVE
Favorable total return (market appreciation and income)

PRINCIPAL RISKS*
Market Risks
International Risks

BABSON FUND
Babson Bond Trust
Portfolio S - Shorter Term (BBDSX)
Babson Bond Trust
Portfolio L - Longer Term (BABIX)

OBJECTIVE  Maximum  current  income  and  reasonable   stability  of  principal,
consistent with stated quality and maturity standards

PRINCIPAL RISKS*
Fixed Income Risks
Credit Risks

BABSON FUND
Babson Money Market Fund (BMMXX)

OBJECTIVE Maximizing income consistent with maintaining the safety and liquidity of the Fund's  assets and  seeking to maintain a  consistent  net asset value of
$1.00 per share

PRINCIPAL RISKS*
Fixed Income Risks

BABSON FUND
Babson Tax-Free Income Fund (BALTX)

OBJECTIVE  Providing  the highest  level of regular  income  exempt from federal income tax consistent with stated quality and maturity standards

PRINCIPAL  RISKS* Fixed Income Risks * The Principal Risks  associated with each
Fund or Portfolio are described more fully in the section titled  Principal Risk
Factors.

PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and Portfolio (hereafter,  a "Fund," or together the "Funds") normally invests for the long-term  (but may sell a security at any time that the Advisor considers it  overvalued or otherwise  unfavorable).  The Funds intend to pursue their objectives by principally investing as described below.

Babson  Enterprise  Fund -- This Fund  invests at least 80% of its net assets in common stocks of small, faster-growing companies (referred to as micro-cap). The small companies primarily selected for the Fund will have market  capitalization
(share price multiplied by outstanding shares) at time of purchase that is below the  dollar-weighted  median market  capitalization  of companies in the Russell
2000 index. The sub-adviser  presently  expects to limit this amount between $15 million and $500 million in market capitalization at time of purchase.

The Fund  selects  companies  whose stocks are selling at prices it believes are reasonable in relation to the company's  fundamental  financial  characteristics and business prospects. The primary valuation ratios used are:

o    price relative to earnings
o    price relative to sales
o    price relative to assets as measured by book value
o    price relative to cash flow

Babson  Enterprise Fund II -- This Fund invests in substantially the same manner as Babson  Enterprise  Fund with the exception that it targets  slightly  larger companies.  The Fund invests at least 80% of its net assets in common  stocks of small,  faster  growing  companies  worth between $250 million and $1 billion in market  capitalization  at the time of  initial  purchase.  The  Fund  generally
invests  in  stocks   listed  on  national  or  regional   exchanges  or  listed
over-the-counter (on NASDAQ) with prices quoted daily in the financial press.

Babson Growth Fund -- To seek above  average total return,  this Fund remains at least 80%  invested  in a  portfolio  of common  stocks  representing  companies selected for their long-term  possibilities  of both capital and dividend income growth. The Advisor defines "above average total return" as total return that is higher than return  generated  by  traditional  investment  vehicles  other than equity products over the long-term.

Babson  Growth  Fund  will  invest  at time of  initial  purchase  in  stocks of well-managed  companies  in growing  industries  that have  demonstrated  both a consistent and an above average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth.  Measurements used for selection screening include:

o    earning power
o    dividend paying ability
o    assets of the company

Shadow Stock Fund -- This Fund invests, under normal circumstances, at least 80%
of its net assets in small company stocks called  "Shadow  Stocks." These stocks combine the  characteristics of "small stocks" and "neglected  stocks." The Fund
defines   "small   stocks"  as  those  stocks  of  companies  that  have  market capitalization  at the time of initial  purchase  of between $20 million and the capitalization  that marks the point  between the 8th and 9th deciles of the New
York Stock  Exchange (the "upper  limit") and that have annual net profits of at least $1 million  for the three  most  recent  fiscal  years.  The Fund  defines
"neglected  stocks" as those that are least held by institutional  investors (on average) and are subject to below average  coverage by analysts and newsletters.
It is estimated  that the Shadow Stock Fund will generally  contain  between 200 and 300 shadow stocks at any one time in  proportions  approximating  the market capitalizations  of the various  companies  when compared to each other.  Rather than constantly purchasing and selling stocks for short-term  re-balancing,  the
Fund performs a detailed re-balancing twice per year.

The Fund screens  "small and neglected  stocks" and will not buy a stock or will sell part or all of a stock it owns, if the Advisor believes:

o    that the financial condition of the company is in jeopardy
o    that liquidity is insufficient
o    that total acquisition costs are unreasonably high
o    that the stock is  selling  for less than $5 per share  (stock  will not be sold for this reason alone but additional stock will not be bought below $4 per share and will be sold at the semi-annual  re-balancing if the stock is selling below $4 per share)

The Fund will also sell stocks based on:

o    potential negative earnings
o    tenders or potential mergers
o    not  meeting  criteria  for  "neglected   stocks"  for  three   semi-annual
     evaluations
o    not meeting  criteria for "small  stocks" by having  market  capitalization below $10 million or above twice the "upper limit"

Babson  Value Fund -- This Fund invests at least 90% of its net assets in common stocks that are considered to be undervalued in relation to earnings,  dividends and/or assets.  The Fund invests,  at time of initial  purchase,  in stocks that meet each of the following criteria:

o    stocks that the Fund considers to be undervalued  based on their  earnings,
     dividends  and/or  assets  or  other  widely   recognized  stock  valuation
     measurements
o    stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics
o    stocks of companies with an investment quality rating (growth and stability of earnings and  dividends)  of "B-" or better by Standard & Poor's  Rating
     Group  ("S&P(R)") or a financial  strength rating of "B" or better by Value
     Line
o    stocks of any price range that may or may not be paying current dividends

Babson-Stewart Ivory International Fund -- This Fund invests at least 80% of its net assets in equity securities  (common stocks and securities  convertible into common stocks) of  established  companies  whose primary  business is carried on outside the United  States.  It will invest in at least three foreign  countries and will not invest more than 35% of its net assets in any one country.

Securities  purchased  will  primarily be listed on foreign stock  exchanges and will have attractive characteristics in terms of:

o    growth
o    financial resources
o    quality
o    acceptance of products or services
o    ability to generate profits and in many cases--dividends

Babson-Stewart Ivory International Fund from time to time will also purchase:

o    American Depository Receipts
o    European Depository Receipts
o    International Depository Receipts
o    foreign currency or foreign currency forwards (the latter only for hedging)
o    securities not listed on an exchange (which may be more difficult to sell)
o    investment grade fixed income securities of foreign governments and foreign corporations

Babson  Bond Trust - Portfolio  L and  portfolio  S -- Babson Bond Trust  offers shares of two separate fixed income  portfolios.  Portfolio L (Longer Term) will typically have an expected  dollar weighted  average  maturity of more than five years.  Portfolio  S  (Shorter  Term) will  typically  have an  expected  dollar weighted  average  maturity of five years or less.  Each Portfolio may invest at time of purchase:

o    at least 80% of its net assets in debt securities to include: (1) direct or guaranteed  obligations of the U.S.  government  and its agencies,  and (2)
     investment  grade debt securities  issued by corporations or other business organizations,  including  notes and bonds;  the Portfolios  will limit its investment  in  securities  rated  BBB or Baa to no more  than 25% of their assets;
o    in debt securities  secured by specific  assets of the issuing  corporation
     (such as mortgage  bonds and  equipment  trusts) as well as unsecured  debt securities that represent claims on the general credit of the issuer;
o    up to 25% of their  assets  in Yankee  Bonds;  Yankee  Bonds are  issued by foreign-domiciled  entities  and  underwritten  by  a  U.S.  syndicate  for delivery in the U.S.;
o    in cash or short-term debt obligations; and,
o    in variable rate master demand notes, which represent a borrowing agreement between an institutional lender and borrower.

The expected average  weighted  maturity of Portfolio L is approximately 7 years and Portfolio S is  approximately  4.5 years, but maturities may be shortened or lengthened to respond to interest rate changes.

Babson Money Market Fund -- This Fund  invests in high quality  short-term  debt instruments for the purpose of maximizing income consistent with maintaining the safety and liquidity of the Fund's assets.  The primary investment is commercial paper issued by  corporations.  The Fund will have an expected  weighted average maturity of 90 days or less.  Net asset value is expected to remain  constant at
$1.00 per share. The Fund may invest at time of purchase in:

o    direct obligations of the U.S. government;
o    obligations of U.S.  government  agencies and  instrumentalities  which are secured  by the full  faith  and  credit of the U.S.  Treasury  such as the
     Government  National  Mortgage  Association,  Export-Import  Bank,  or  the
     Student Loan  Marketing  Association;  or which are secured by the right of the issuer to borrow from the  Treasury,  such a  securities  issued by the
     Federal  Financing Bank or the U.S. Postal Service;  or which are supported by the credit of the government agency or instrumentality  itself,  such as securities of the Federal Home Loan Banks, or the Federal National Mortgage
     Association;
o    repurchase  agreements  collateralized  by  issues  of  the  United  States
     Treasury or United States government agencies;
o    short-term  obligations  issued  domestically by U.S.  commercial  banks or savings and loan associations  having assets of at least $1 billion,  which are members of the Federal  Deposit  Insurance  Corporation or Federal Home
     Loan Banks Association;
o    high  quality  commercial  paper or variable  rate master  demand  notes of corporations; and,
o    high quality non-convertible short-term debt obligations.

Babson Tax-Free  Income Fund -- This Fund intends to offer shares  substantially exempt from federal income tax. The Fund will have an expected  weighted average maturity  between ten and twenty-five  years with  maturities  being longer than five years at time of purchase. The Fund may invest at time of purchase:

o    at least 80% of its net assets in municipal  securities,  such as bonds and other debt  instruments  issued by or on behalf of states,  territories and
     possessions   of  the  United   States,   including   their   subdivisions,
     authorities,  agencies and  instrumentalities  and the interest they pay is expected to be exempt from federal income tax and any  alternative  minimum tax;
o    at least 90% of the  municipal  bonds bought will be rated within the three top rating  categories  of Moody's  (Aaa,  Aa or A) or Standard & Poor's(R)
     (AAA, AA or A);
o    investments  in  short-term  municipal  obligations  and notes  will be (1)
     backed by the full  faith and  credit of the  United  States;  or (2) rated
     MIG-1,  MIG-2  or  MIG-3  by  Moody's;  or (3)  A-1 or  A-2 by  Standard  &
     Poor's(R);  or (4) if unrated  short-term then the issuer's  long-term bond rating must be at least A as determined by Moody's or Standard & Poor's(R);
     and,
o    in cash or short-term  money market  obligations  (including  taxable money market  obligations  on a  temporary  basis)  that are rated in the top two categories (A-1/Prime-1 or A-2/Prime-2).

PRINCIPAL RISK FACTORS

As with any mutual fund,  there is a risk that you could lose money by investing in the Funds or  Portfolios.  Investments  are not insured or  guaranteed by the
Federal Deposit  Insurance  Corporation  (FDIC) or any other government  agency.
Although  the  Babson  Money  Market  Fund seeks to  preserve  the value of your investment at $1.00 per share,  it is possible to lose money by investing in the
Fund.

MARKET RISKS

Equity  securities are subject to market,  economic and business risks that will cause  their  prices to  fluctuate  over  time.  Since the  Growth,  Enterprise,
Enterprise II, Value,  Shadow and International  Funds normally invest in equity securities, the value of these Funds will go up and down.

Each  Fund's  success  depends  largely on the  ability of its Advisor to select favorable investments.  Different types of investments shift in and out of favor depending  on market and economic  conditions.  For  example,  at various  times stocks will be more or less favorable than bonds,  and small company stocks will be more or less favorable than large company stocks.  Because of this, the Funds will perform  better or worse than other types of funds  depending on what is in
"favor."

SMALL COMPANY RISKS

Generally,  smaller and less seasoned  companies  have more  potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them.  These  companies may not have the management  experience,  financial  resources,  product  diversification and competitive strengths of larger companies.  Therefore, the securities of smaller companies  tend  to be  more  volatile  than  the  securities  of  larger,  more established companies.

Smaller  company  stocks  tend to be bought  and sold less  often and in smaller amounts than larger company  stocks.  Because of this, if a Fund wants to sell a large  quantity  of a small  company  stock it may have to sell at a lower price than its Advisor might prefer, or it may have to sell in small quantities over a period of time.  Enterprise and Enterprise II Funds try to minimize this risk by investing  in  stocks  that are  readily  bought  and sold.  However,  the lower liquidity of the  neglected  stocks in which  Shadow  Stock Fund  invests  carry greater risk in the event of a weak stock market and substantial liquidations by the Fund.

FIXED INCOME RISKS

The yields and principal values of debt securities fluctuate.  Generally, values of debt securities change inversely with changes in interest rates. For example, when interest rates go up, the values of debt  securities  tend to go down. As a result,  the values of the  Portfolio L and S of Bond Trust and the value of the
Tax-Free  Income Fund may go down.  The  fluctuations  that are  experienced  by
Portfolio L of Bond Trust and by the Tax-Free Income Fund will likely be greater than those of Portfolio S, since  longer-term bond prices tend to fluctuate more in response to interest rate changes. Future interest rates cannot be accurately and consistently forecast.

The amount of the dividends paid by Bond Trust,  Tax-Free  Income Fund and Money
Market  Fund will  change  based on the  amount of income  the Fund earns on its investments. Also, it is possible that the issuer of a debt security may default on the interest and principal  payments due to a Fund, which may affect a Fund's total return.

CREDIT RISKS

The Bond Trust and Tax-Free  Income Funds may purchase  fixed income  securities rated in the fourth  classification  by Moody's  (Baa) and S&P(R)  (BBB).  These securities have speculative  characteristics  and changes in economic conditions or other  circumstances  are more likely to lead to a weakened capacity of those issuers to make principal or interest  payments,  as compared to issuers of more highly rated securities.

INTERNATIONAL RISKS

International   investing  by  Babson-Stewart  Ivory  International  Fund  poses additional risks such as currency fluctuation and political  instability.  These risks are inherently passed on to the company's shareholders and in turn, to the
Fund's shareholders.

Investing in developing  countries may pose additional risks.  Securities issued by  companies  in  developing  countries  may not be as  liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily  available.  The International Fund intends to limit purchases of securities issued by developing  countries to no more than
20% of the Fund.

TEMPORARY DEFENSIVE STRATEGY

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive  investments,  such as cash,  short-term debt obligations or other high quality investments.  During such  periods  when the Funds are not  investing  according  to their  principal investment strategies, the Funds may not achieve their investment objectives.

PAST PERFORMANCE

The tables below and on the  following  pages provide an indication of the risks of investing in the Babson  Funds.  The tables on the left side shows changes in the total returns  generated by the respective  Fund for each calendar year. The tables on the  right  side  include  several  indexes  against  which  each Fund compares its  performance.  Each table  reflects all expenses of the  respective
Fund and assumes that all dividends and capital  gains  distributions  have been reinvested  in new shares of the Fund.  A Fund's  past  performance  (before and after taxes) is not  necessarily an indication of how a Fund will perform in the future.

The table on the right  side also  presents  the  impact of taxes on the  Funds'
returns.  The after-tax  returns are  calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes. It is possible for the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund  Shares"  to be higher  than the other return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates into an assumed tax deduction
that  benefits  the  shareholder.   Actual  after-tax  returns  depend  on  each
investor's  individual  tax  situation  and may differ  from those  shown in the table. The after-tax  returns shown are not relevant to investors who own a Fund in a tax-deferred  account, such as an individual retirement account or a 401(k)
plan, because such accounts are subject to special provisions of the tax code.

Babson Enterprise Fund
Annual Total Return as of December 31 of Each Year

1992    24.59%
1993    16.27%
1994     2.45%
1995    16.43%
1996    21.27%
1997    32.43%
1998   -11.36%
1999   - 7.26%
2000    12.47%
2001    29.50%

Year-to-Date Return (through June 30, 2002) 14.01%
Best Quarter: Q2 '99 = 18.90%
Worst Quarter: Q3 '98 = -20.02%

Average Annual Total Return as of December 31, 2001
                                                 1 Year     5 Years   10 Years
Babson Enterprise Fund
 Return Before Taxes                             29.50%       9.66%     12.76%
 Return After Taxes on Distributions             28.78%       7.51%      9.84%
 Return After Taxes on Distributions
   and Sale of Fund Shares                       18.40%       7.46%      9.66%
 Russell 2000 Index+                              2.49%       7.52%     11.51%
+Reflects no deductions for fees, expenses or taxes.

Babson Enterprise Fund II
Annual Total Return as of December 31 of Each Year

1992    17.21%
1993    19.80%
1994   - 7.39%
1995    19.87%
1996    27.62%
1997    33.27%
1998   - 4.33%
1999     6.16%
2000    16.61%
2001     2.73%

Year-to-Date Return (through June 30, 2002) - 6.38%
Best Quarter: Q2 '99 = 17.47%
Worst Quarter: Q3 '98 = -18.71%

     Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson Enterprise Fund II
 Return Before Taxes                               2.73%     10.15%     12.42%
 Return After Taxes on Distributions               1.35%      8.75%     11.01%
 Return After Taxes on Distributions
   and Sale of Fund Shares                         2.86%      8.12%     10.19%
 Russell 2000 Index+                               2.49%      7.52%     11.51%
+Reflects no deductions for fees, expenses or taxes.

Babson Growth Fund
Annual Total Return as of December 31 of Each Year

1992     9.10%
1993    10.27%
1994   - 0.56%
1995    31.43%
1996    21.80%
1997    27.99%
1998    32.24%
1999    12.57%
2000   - 7.85%
2001   -20.47%

Year-to-Date Return (through June 30, 2002) -16.98%
Best Quarter: Q4 '98 = 26.23%
Worst Quarter: Q3 '01 = -20.46%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson Growth Fund
 Return Before Taxes                             -20.47%      6.90%     10.34%
 Return After Taxes on Distributions             -20.85%      3.84%      7.49%
 Return After Taxes on Distributions
   and Sale of Fund Shares                       -12.17%      5.64%      8.09%
 S&P 500 Index+                                  -11.88%     10.70%     12.93%
+Reflects no deductions for fees, expenses or taxes.

Shadow Stock Fund
Annual Total Return as of December 31 of Each Year

1992    17.42%
1993    15.28%
1994   - 4.30%
1995    23.64%
1996    21.37%
1997    27.61%
1998   - 1.49%
1999     4.89%
2000    11.31%
2001    22.64%

Year-to-Date Return (through June 30, 2002)  7.83%
Best Quarter: Q2 '99 = 19.40%
Worst Quarter: Q3 '98 = -14.20%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Shadow Stock Fund
 Return Before Taxes                              22.64%     12.47%     13.34%
 Return After Taxes on Distributions              21.72%     10.25%     10.58%
 Return After Taxes on Distributions
   and Sale of Fund Shares                        13.98%      9.65%     10.11%
 Russell 2000 Index+                               2.49%      7.52%     11.51%
 Russell 2000 Value Index+                        14.02%     11.20%     15.11%
+Reflects no deductions for fees, expenses or taxes.

Babson Value Fund
Annual Total Return as of December 31 of Each Year

1992    15.40%
1993    22.89%
1994     2.51%
1995    31.72%
1996    22.74%
1997    26.51%
1998     6.07%
1999     1.09%
2000     9.06%
2001   - 3.16%

Year-to-Date Return (through June 30, 2002)  3.48%
Best Quarter: Q4 '98 = 14.07%
Worst Quarter: Q3 '98 = -17.78%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson Value Fund
 Return Before Taxes                              -3.16%      7.46%     12.91%
 Return After Taxes on Distributions              -4.14%      5.79%     11.06%
 Return After Taxes on Distributions
   and Sale of Fund Shares                        -1.65%      5.46%     10.08%
 S&P 500 Index+                                  -11.88%     10.70%     12.93%
 S&P 500/Barra Value Index+                      -11.71%      9.49%     13.10%
 Russell 1000 Value Index+                       - 5.59%     11.14%     14.15%
+Reflects no deductions for fees, expenses or taxes.

Babson-Stewart Ivory International Fund
Annual Total Return as of December 31 of Each Year

1992   - 1.71%
1993    33.47%
1994     1.33%
1995    12.64%
1996    13.42%
1997     1.75%
1998    13.30%
1999    31.06%
2000   -14.48%
2001   -31.22%

Year-to-Date Return (through June 30, 2002) -3.44%
Best Quarter: Q4 '99 = 21.34%
Worst Quarter: Q1 '01 = -18.85%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson-Stewart Ivory Int'l. Fund
 Return Before Taxes                             -31.22%     -2.33%      4.20%
 Return After Taxes on Distributions             -31.21%     -3.18%      3.22%
 Return After Taxes on Distributions
   and Sale of Fund Shares                       -19.02%     -2.06%      3.14%
 MSCI EAFE Index+                                -21.44%      0.89%      4.46%
+Reflects no deductions for fees, expenses or taxes.

Babson Bond Trust-- Portfolio L
Annual Total Return as of December 31 of Each Year

1992     7.97%
1993    11.05%
1994   - 3.27%
1995    15.94%
1996     3.16%
1997     9.29%
1998     7.55%
1999   - 1.40%
2000     9.93%
2001     7.83%

Year-to-Date Return (through June 30, 2002) 0.74%
Best Quarter: Q2 '95 = 5.81%
Worst Quarter: Q1 '94 = -2.67%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson Bond Trust - Portfolio L
 Return Before Taxes                               7.83%      6.56%      6.67%
 Return After Taxes on Distributions               5.50%      4.08%      3.91%
 Return After Taxes on Distributions
   and Sale of Fund Shares                         4.74%      4.00%      3.97%
 Lehman Brothers Aggregate Bond+                   8.42%      7.43%      7.23%
+Reflects no deductions for fees, expenses or taxes.

Babson Bond Trust-- Portfolio S
Annual Total Return as of December 31 of Each Year

1992     6.99%
1993     8.42%
1994   - 2.09%
1995    13.61%
1996     4.42%
1997     8.21%
1998     6.81%
1999     0.37%
2000     9.62%
2001     7.18%

Year-to-Date Return (through June 30, 2002) 1.27%
Best Quarter: Q2 '95 = 4.15%
Worst Quarter: Q1 '94 = -2.04%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson Bond Trust - Portfolio S
 Return Before Taxes                               7.18%      6.40%      6.41%
 Return After Taxes on Distributions               4.78%      3.91%      3.55%
 Return After Taxes on Distributions
   and Sale of Fund Shares                         4.34%      3.87%      3.65%
 Lehman Brothers Intermediate Govt. /Corp.+        8.98%      7.09%      6.81%
+Reflects no deductions for fees, expenses or taxes.

Babson Money Market Fund
Annual Total Return as of December 31 of Each Year

1992     3.12%
1993     2.34%
1994     3.40%
1995     5.18%
1996     4.57%
1997     4.74%
1998     4.72%
1999     4.37%
2000     5.61%
2001     3.26%

Year-to-Date Return (through June 30, 2002) 0.45%
Best Quarter: Q4 '00 = 1.45%
Worst Quarter: Q4 '01 = 0.39%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson Money Market Fund
 Return Before Taxes                               3.26%      4.54%      4.13%
 Return After Taxes on Distributions               3.26%      4.54%      4.13%
 Return After Taxes on Distributions
   and Sale of Fund Shares                         3.26%      4.54%      4.13%
 91 Day Treasury Bill+                             3.67%      5.03%      4.73%
+Reflects no deductions for fees, expenses or taxes.

Babson Tax-Free Income Fund
Annual Total Return as of December 31 of Each Year

1992     8.41%
1993    12.27%
1994   - 7.40%
1995    16.42%
1996     3.27%
1997     8.73%
1998     5.41%
1999   - 3.10%
2000    10.58%
2001     3.62%

Year-to-Date Return (through June 30, 2002) 4.74%
Best Quarter: Q1 '95 = 5.40%
Worst Quarter: Q2 '99 = -2.09%

Average Annual Total Return as of December 31, 2001
                                                  1 Year    5 Years   10 Years
Babson Tax-Free Income Fund
 Return Before Taxes                               3.62%      4.94%      5.60%
 Return After Taxes on Distributions               3.62%      4.84%      5.26%
 Return After Taxes on Distributions
   and Sale of Fund Shares                         3.62%      4.85%      5.30%
 Lehman Brothers Municipal Bond+                   5.08%      5.97%      6.63%
+Reflects no deductions for fees, expenses or taxes.

FEES & EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                         BABSON       BABSON                                 BABSON-STEWART
      BABSON-STEWART IVORY             BABSON       ENTERPRISE FUND   GROWTH      SHADOW      BABSON      IVORY INTERNATIONAL
       INTERNATIONAL FUND          ENTERPRISE FUND         II            FUND     STOCK FUND  VALUE FUND          FUND
Shareholder Fees (fees paid
directly from your investment)
Maximum Sales Charge (Load)        None             None              None        None        None        None
Imposed on Purchases
Maximum Deferred Sales Charge      None             None              None        None        None        None
(Load)
Redemption Fee                     None*            None*             None*       None*       None*       None*
Exchange Fee                       None             None              None        None        None        None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                        1.06%           1.26%           .83%          1.00%           .95%            .95%
Distribution (12b-1) Fees               None           None            None           None           None            None
Other Expenses                          .02%           .04%            .02%           .03%           .01%            .70%
Total Annual Fund Operating
Expenses                               1.08%           1.30%           .85%          1.03%            .96%          1.65%

                                                                                                                    BABSON
                                                      BABSON BOND TRUST   BABSON BOND TRUST     BABSON MONEY       TAX-FREE
                                                         PORTFOLIO L         PORTFOLIO S        MARKET FUND      INCOME FUND
Shareholder Fees (fees paid directly from your
investment)
Maximum Sales Charge (Load) Imposed on Purchases      None                None                None              None
Maximum Deferred Sales Charge (Load)                  None                None                None              None
Maximum Sales Charge (Load) Imposed on Reinvested     None                None                None              None
Dividends
Redemption Fee                                        None*               None*               None*             None*
Exchange Fee                                          None                None                None              None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                   .95%                .95%**                .85%                 .95%
Distribution (12b-1) Fees                         None                 None                 None                 None
Other Expenses                                    .03%                 .03%                 .08%                 .04%
Total Annual Fund Operating Expenses              .98%                 .98%                 .93%                 .99%
**The Manager has  voluntarily  agreed to a reduction in the management fee paid by the portfolio to .65% through March 31, 2003.

Fee Examples

These  examples  are  intended to help you compare the cost of investing in each
Fund with the cost of investing in other  mutual  funds.  They assume you invest
$10,000,  receive a 5% return each year,  and that  operating  expenses for each period remain the same. Although your actual costs may be higher or lower, based on the assumptions below your costs would be:

                                      1 Year    3 Years    5 Years   10 Years

Babson Enterprise Fund                 $ 110     $ 343     $ 595    $ 1,317
Babson Enterprise Fund II                132       412       713      1,568
Babson Growth Fund                        87       271       471      1,049
Shadow Stock Fund                        105       328       569      1,259
Babson Value Fund                         98       306       531      1,178
Babson-Stewart Ivory International Fund  168       520       897      1,955
Babson Bond Trust-- Portfolio L          100       312       542      1,201
Babson Bond Trust-- Portfolio S           69       218       379        847
Babson Money Market                       95       296       515      1,143
Babson Tax-Free Income                   101       315       547      1,213

MANAGEMENT AND INVESTMENT ADVISOR

Jones & Babson,  Inc. ("Jones &  Babson"),  founded in 1959, acts as the
Manager  and  Principal  Underwriter  for each of the  Funds  described  in this prospectus.  Pursuant to the current  Management  Agreements,  Jones & Babson provides  or pays the cost of all  management,  supervisory  and  administrative services required in the normal operation of the Funds. This includes investment management  and  supervision;  fees of the custodian,  independent  auditors and legal  counsel;  officers,  directors  and other  personnel;  rent;  shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes,  interest,  governmental charges and fees,  including  registration  of the Fund  with the  Securities  and  Exchange
Commission and various state fees,  brokerage costs, dues, and all extraordinary costs  including  expenses  arising out of anticipated  or actual  litigation or administrative  proceedings.  Additional  operating  expenses paid by the Shadow
Stock Fund and Babson-Stewart  Ivory International Fund include fees for pricing services and custodian fees.

Under the Management  Agreements,  Jones & Babson employs at its own expense
David L. Babson &  Company  Inc.  ("Babson")  an  investment  advisory  firm founded in 1940, as the Investment Advisor  ("Advisor") with  responsibility for day-to-day  management of the assets of all but one of the Babson Funds. For the
Babson-Stewart  Ivory  International Fund, Jones & Babson employs at its own
expense   S.I.    International    Assets   ("formerly    Babson-Stewart   Ivory
International") as the Advisor, with responsibility for day-to-day management of the assets of that fund. S.I.  International  Assets is a partnership  formed in
1987,    between    Babson    and    Stewart-Ivory    Company    (International)
Ltd.("Stewart-Ivory")  a wholly-owned  subsidiary of First State Investments (UK
Holdings)  Limited  and an  indirect  subsidiary  of the  Commonwealth  Bank  of
Australia.  On September  20,  2002,  Babson and  Stewart-Ivory  entered into an agreement providing for the orderly winding-up of S.I.  International Assets and the continuation of the S.I.  International Assets' advisory business by Stewart
Ivory (to be renamed  First  State  Investments  International  Limited).  It is
anticipated  that Stewart  Ivory will seek to serve under Jones &  Babson as the  advisor to the  Babson-Stewart  Ivory  International  Fund  going  forward,
subject  to  approval  by  Jones  &   Babson,   the  Board  and  the  Fund's
shareholders.

James B. Gribbell has been the manager of Babson Growth Fund since 1996. He is a
Chartered  Financial  Analyst ("CFA")  Charterholder.  He joined David L. Babson
&  Company  Inc.  in 1991.  Lance F.  James has been the  manager  of Babson
Enterprise Fund II since its inception in 1991 and manager of Babson  Enterprise
Fund since 1999. He joined David L. Babson & Company Inc. in 1986. Lorene K.
Heebner,  who  is a  CFA  Charterholder,  acts  as  co-manager  for  the  Babson
Enterprise Fund. Ms. Heebner joined David L. Babson &  Company Inc. in 1987.
Anthony M.  Maramarco  is a CFA  Charterholder,  and he has been the  manager of
Babson  Value Fund and the Shadow  Stock Fund  since  1999.  He joined  David L.
Babson &  Company Inc. in 1996 and has over 19 years  investment  management experience. Mr. Maramarco was previously at Concert Capital Management, Inc., an investment  advisory  firm,  from  1993-1996.  Thomas L.  Mermagen  has been the portfolio  manager  for  Babson-Stewart  Ivory  Interational  Fund,  Inc.  since
September 2002. He joined the global equity team at S.I. International Assets as a senior portoflio manager in August 2002. From 1992 to 2002 Mr. Mermagen was an
investment  professional at Schroder Investment Management.  James W. Burns, who
was the portfolio manager  responsible for the Fund from 1999 to September 2002, continues to provide the global  equity team at S.I.  International  Assets with analysis and research.  Mr. Burns joined S.I.  International  Assets in 1990 and has 20 years of  investment  management  experience.  Babson Bond Trust has been managed by a committee of fixed income  professionals since October 1999. Joanne
E. Keers, CFA Charterholder, has been the manager of Babson Tax-Free Income Fund since 1999. She joined David L. Babson & Company Inc. in 1987.

For its services,  Babson  Enterprise  Fund and  Enterprise  Fund II pay Jones &
Babson a fee at the  annual  rate of 1.50% of the first $30  million  of average daily net assets and 1% of amounts in excess of $30 million.  Babson Growth Fund pays Jones & Babson a fee at the annual  rate of .85% of the first $250  million and .70% of amounts  in excess of $250  million  of  average  daily net  assets.
Shadow  Stock Fund pays Jones & Babson a fee of 1.00% of average  daily  assets.
Babson Value Fund, Babson-Stewart Ivory International Fund and Babson Bond Trust
pay Jones & Babson a fee at the annual rate of .95% of average daily net assets.
However,  during the period from May 1, 1988  through  March 31,  2003,  Jones &
Babson has agreed to voluntarily waive .30% of the fee for Portfolio S of Babson
Bond Trust bringing its total to .65%.  Babson Tax-Free Income Fund pays Jones &
Babson a fee at the annual  rate of .95% of  average  daily net  assets.  Babson
Money  Market  Fund  pays  Jones &  Babson a fee at the  annual  rate of .85% of average  daily  assets.  The  Management  Agreement  limits the liability of the
Manager  and all  Fund  Advisors,  as  well as  their  officers,  directors  and personnel, to acts or omissions involving willful malfeasance,  bad faith, gross negligence or reckless disregard of their duties.

Jones  &  Babson,  Inc.  is located at 700 Karnes  Blvd.,  Kansas  City,  MO
64108-3306  and David L. Babson  &  Company  Inc. is located at One Memorial
Drive, Cambridge, MA 02142-1300.

On April 30,  2002,  RBC  Insurance,  the  insurance  operation of Royal Bank of
Canada, announced an agreement to acquire the parent of Jones & Babson, Business
Men's  Assurance   Company  of  America  ("BMA"),   exclusive  of  its  existing
reinsurance  business.  Under the agreement,  Jones & Babson will become part of the asset management division of RBC Dain Rauscher Corp.

This  transaction  is subject to  Canadian  and U.S.  regulatory  approvals  and certain customary closing conditions.

The consumation of this transaction will result in an "assignment," as that term is defined in the  Investment  Company Act of 1940, as amended (the "1940 Act"), of the  Funds'  current  managment  and  sub-advisory  agrements  (the  "Current
Agreements").  Under the 1940 Act,  the Current  Agreements  will  automatically terminate upon their assignment. As a result, the Board of Directors/Trustees of the Funds met on May 30,  2002 and  approved  new  management  and  sub-advisory agreements.  The new  agreements,  which will  become  effective  on the date of transaction,  will be subject to shareholder approval. A shareholder meeting has been  authorized  for the  purpose of  obtaining  shareholder  approval of these
agreements  and  other  related  items.   Proxy  materials  will  be  mailed  to
sharehoders in advance of this meeting.

FINANCIAL HIGHLIGHTS

The financial  highlights tables are intended to help you understand each Fund's financial  performance for the five years ended June 30, 2002, except for Babson
Enterprise  Fund,  Babson  Enterprise Fund II, Babson Value Fund and Babson Bond
Trust  (Portfolio L & Portfolio S) which  changed  their  fiscal  year-end  from
November 30 to June 30 in 1999. These Funds'  financial  performance are for the three years  ended June 30,  2002,  the seven  months  ended June 30, 1999 and the two years ended  November  30,  1998,  respectively.  Certain  information  reflects financial  results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund
(assuming reinvestment of all dividends and distributions). This information has been derived from the Funds'  financial  statements,  which have been audited by
Ernst & Young LLP,  except for the financial  highlights for Babson Growth Fund,
Shadow Stock Fund,  Babson-Stewart Ivory International Fund, Babson Money Market
Fund and Babson  Tax-Free  Income Fund for the years ended on or before June 30,
1998, which have been audited by other auditors.  This  information,  along with the Funds' financial  statements,  is included in the annual report.  The annual report is available upon request.

Babson Enterprise Fund
Condensed data for a share of capital stock outstanding throughout each period.

                                                 Years Ended                                        Years Ended November 30,
                                                   June 30                   Seven Months Ended
                                      2002          2001          2000         June 30, 1999            1998           1997
Net asset value, beginning of
period                                 $ 15.24       $ 13.82       $ 14.72               $ 16.63           $ 21.22      $ 18.51
Income from investment
operations:
Net investment income                      .02           .03           .03                   .03               .04          .06
Net gains (losses) on securities
(both realized and unrealized)            3.08          2.46           .18                   .58            (2.15)         5.31
Total from investment operations          3.10          2.49           .21                   .61            (2.11)         5.37
Less distributions:
Dividends from net investment
income                                   (.05)         (.02)         (.04)                 (.05)             (.06)           --
Distributions from capital gains         (.31)        (1.05)        (1.07)                (2.47)            (2.42)       (2.66)
Total distributions                      (.36)        (1.07)        (1.11)                (2.52)            (2.48)       (2.66)
Net asset value, end of period         $ 17.98       $ 15.24       $ 13.82               $ 14.72           $ 16.63      $ 21.22
Total return*                           20.82%        20.08%         2.84%                 4.70%          (11.05%)       33.49%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                $ 370         $ 137         $ 111                 $ 155             $ 179        $ 216
Ratio of expenses to average net
assets**                                 1.08%         1.15%         1.14%                 1.11%             1.09%        1.08%
Ratio of net investment income
to average net assets**                   .04%          .25%          .15%                  .32%              .29%         .30%
Portfolio turnover rate                    93%           55%           32%                   12%               22%          22%

Babson Enterprise Fund II
Condensed data for a share of capital stock outstanding throughout each period.

                                                 Years Ended                 Seven Months Ended     Years Ended November 30,
                                                   June 30
                                       2002         2001          2000         June 30, 1999            1998           1997
Net asset value, beginning of
period                                  $ 26.19      $ 25.18       $ 24.48               $ 23.20           $ 26.70      $ 22.75
Income from investment
operations:
Net investment income                     (.03)          .04           .02                   .03               .10          .08
Net gains (losses) on securities
(both realized and unrealized)              .73         3.63          1.30                  2.37            (1.50)         6.97
Total from investment operations            .70         3.67          1.32                  2.40            (1.40)         7.05
Less distributions:
Dividends from net investment
income                                    (.01)        (.03)         (.02)                 (.05)             (.05)        (.11)
Distributions from capital gains         (1.26)       (2.63)         (.60)                (1.07)            (2.05)       (2.99)
Total distributions                      (1.27)       (2.66)         (.62)                (1.12)            (2.10)       (3.10)
Net asset value, end of period          $ 25.62      $ 26.19       $ 25.18               $ 24.48           $ 23.20      $ 26.70
Total return*                             2.91%       15.54%         5.63%                11.03%           (5.61%)       35.29%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                  $ 61         $ 60          $ 60                  $ 77              $ 83         $ 82
Ratio of expenses to average net
assets**                                  1.30%        1.30%         1.27%                 1.23%             1.22%        1.28%
Ratio of net investment income
to average net assets**                  (.14%)         .12%          .08%                  .11%              .40%         .27%
Portfolio turnover rate                     37%          41%           23%                   14%               25%          25%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

Babson Growth Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                                          Years Ended June 30,
                                              2002              2001              2000             1999              1998
Net asset value, beginning of period             $ 12.51           $ 20.87           $ 20.01          $ 20.77           $ 17.80
Income from investment operations:
Net investment income                                 --             (.03)             (.04)              .02               .06
Net gains (losses) on securities
(both realized and unrealized)                    (3.07)            (5.22)              4.00             3.25              4.41
Total from investment operations                  (3.07)            (5.25)              3.96             3.27              4.47
Less distributions:
Dividends from net investment income                  --                --                --            (.02)             (.06)
Distributions from capital gains                   (.25)            (3.11)            (3.10)           (4.01)            (1.44)
Total distributions                                (.25)            (3.11)            (3.10)           (4.03)            (1.50)
Net asset value, end of period                    $ 9.19           $ 12.51           $ 20.87          $ 20.01           $ 20.77
Total return                                    (24.90%)          (26.27%)            20.69%          17.04R%            26.73%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                          $ 226             $ 347             $ 525            $ 490             $ 451
Ratio of expenses to average net
assets                                              .85%              .80%              .79%             .79%              .80%
Ratio of net investment income to
average net assets                                (.03%)            (.16%)            (.18%)             .09%              .30%
Portfolio turnover rate                              31%               64%               62%              39%               35%

Shadow Stock Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                                         Years Ended June 30,
                                              2002              2001              2000             1999              1998
Net asset value, beginning of period             $ 13.23           $ 12.26           $ 12.06          $ 13.24           $ 12.57
Income from investment operations:
Net investment income                                .03               .13               .09              .11               .08
Net gains (losses) on securities
(both realized and unrealized)                      1.58              1.74              1.04            (.24)              2.54
Total from investment operations                    1.61              1.87              1.13            (.13)              2.62
Less distributions:
Dividends from net investment income               (.02)             (.13)             (.07)            (.07)             (.10)
Distributions from capital gains                   (.22)             (.77)             (.86)            (.98)            (1.85)
Total distributions                                (.24)             (.90)             (.93)           (1.05)            (1.95)
Net asset value, end of period                   $ 14.60           $ 13.23           $ 12.26          $ 12.06           $ 13.24
Total return                                      12.44%            16.82%             9.91%           (.25%)            21.98%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                           $ 96              $ 62              $ 45             $ 50              $ 52
Ratio of expenses to average net
assets                                             1.03%             1.03%             1.07%            1.10%             1.16%
Ratio of net investment income to
average net assets                                  .26%             1.20%              .66%             .97%              .56%
Portfolio turnover rate                              34%               29%               18%              21%               43%

Babson Value Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                  Years Ended                 Seven Months Ended    Years Ended November 30,
                                                    June 30
                                                                                 June 30, 1999
                                       2002          2001          2000                                1998           1997
Net asset value, beginning of
period                                  $ 45.43       $ 38.76        $ 51.36              $ 47.42        $ 47.73       $ 38.65
Income from investment
operations:
Net investment income                       .44           .65           1.27                  .45            .62           .51
Net gains (losses) on securities
(both realized and unrealized)           (1.87)          7.12         (9.35)                 5.90           1.09          9.65
Total from investment operations         (1.43)          7.77         (8.08)                 6.35           1.71         10.16
Less distributions:
Dividends from net investment
income                                    (.48)         (.90)          (.96)                (.44)          (.56)         (.47)
Distributions from capital gains          (.67)         (.20)         (3.56)               (1.97)         (1.46)         (.61)
Total distributions                      (1.15)        (1.10)         (4.52)               (2.41)         (2.02)        (1.08)
Net asset value, end of period          $ 42.85       $ 45.43        $ 38.76              $ 51.36        $ 47.42       $ 47.73
Total return*                           (3.02%)        20.30%       (15.93%)               14.14%          3.85%        26.89%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                 $ 436         $ 496          $ 528              $ 1,244        $ 1,494       $ 1,419
Ratio of expenses to average net
assets**                                   .96%          .96%           .96%                 .96%           .98%          .97%
Ratio of net investment income
to average net assets**                   1.02%         1.38%          2.41%                1.05%          1.28%         1.22%
Portfolio turnover rate                     25%           27%            18%                  13%            42%           17%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

Babson-Stewart Ivory International Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                                         Years Ended June 30,
                                              2002              2001              2000             1999              1998
Net asset value, beginning of period             $ 15.93           $ 23.59           $ 19.48          $ 19.65           $ 19.53
Income from investment operations:
Net investment income                              (.13)             (.03)             (.04)              .03               .08
Net gains (losses) on securities
(both realized and unrealized)                    (2.06)            (7.19)              4.45              .66              1.07
Total from investment operations                  (2.19)            (7.22)              4.41              .69              1.15
Less distributions:
Dividends from net investment income                  --                --                --            (.04)             (.07)
Distributions from capital gains                      --             (.44)             (.30)            (.82)             (.96)
Total distributions                                   --             (.44)             (.30)            (.86)            (1.03)
Net asset value, end of period                   $ 13.74           $ 15.93           $ 23.59          $ 19.48           $ 19.65
Total return                                    (13.72%)          (30.97%)            22.64%            3.76%             6.48%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                           $ 18              $ 51              $ 85             $ 89             $ 104
Ratio of expenses to average net
assets                                             1.65%             1.23%             1.24%            1.23%             1.16%
Ratio of net investment income to
average net assets                                (.54%)            (.15%)            (.06%)             .24%              .37%
Portfolio turnover rate                              48%               49%               47%              51%               48%

Babson Bond Trust - Portfolio L
Condensed data for a share of capital stock outstanding throughout each period.

                                                Years Ended                 Seven Months Ended      Years Ended November 30,
                                                  June 30
                                     2002(a)        2001         2000          June 30, 1999           1998           1997
Net asset value, beginning of
period                                  $ 1.54        $ 1.48       $ 1.52                 $ 1.59          $ 1.56         $ 1.55
Income from investment
operations:
Net investment income                      .08           .09          .09                    .05             .09            .10
Net gains (losses) on securities
(both realized and unrealized)           (.01)           .06        (.04)                  (.07)             .03            .01
Total from investment operations           .07           .15          .05                  (.02)             .12            .11
Less distributions:
Dividends from net investment
income                                   (.08)         (.09)        (.09)                  (.05)           (.09)          (.10)
Distributions from capital gains            --            --           --                     --              --             --
Total distributions                      (.08)         (.09)        (.09)                  (.05)           (.09)          (.10)
Net asset value, end of period          $ 1.53        $ 1.54       $ 1.48                 $ 1.52          $ 1.59         $ 1.56
Total return*                            4.81%        10.45%        3.54%                (1.16%)           8.13%          7.26%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                 $ 92          $ 97        $ 100                  $ 121           $ 128          $ 132
Ratio of expenses to average net
assets**                                  .98%          .98%         .98%                   .97%            .97%           .97%
Ratio of net investment income
to average net assets**                  5.25%         5.98%        6.14%                  5.73%           5.93%          6.38%
Portfolio turnover rate                    61%           38%          26%                    38%             43%            59%
 *Total return not annualized for periods less than one full year
**Annualized for periods less than one full year
(a)As  required,  effective July 1, 2001, the Fund has adopted the provisions of the  AICPA  Audit  and  Accounting  Guide  for  Investment  Companies  and began amortizing  premium on debt  securities.  The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than
1/2of a cent,  increase net realized and unrealized gains and losses per share by less  than1/2of a cent,  and  decrease  the  ratio of net  investment  income to average net assets from 5.37% to 5.25%. Per share,  ratios and supplemental data for periods prior to July 1, 2001, have not been restated to reflect this change in presentation.

Babson Bond Trust - Portfolio S
Condensed data for a share of capital stock outstanding throughout each period.

                                                Years Ended                 Seven Months Ended      Years Ended November 30,
                                                  June 30
                                     2002(a)        2001         2000         June 30, 1999           1998            1997
Net asset value, beginning of
period                                  $ 9.66        $ 9.35       $ 9.60                $ 9.91          $ 9.78          $ 9.77
Income from investment
operations:
Net investment income                      .54           .59          .58                   .33             .58             .62
Net gains (losses) on securities
(both realized and unrealized)           (.04)           .31        (.25)                 (.31)             .13             .01
Total from investment operations           .50           .90          .33                   .02             .71             .63
Less distributions:
Dividends from net investment
income                                   (.55)         (.59)        (.58)                 (.33)           (.58)           (.62)
Distributions from capital gains            --            --           --                    --              --              --
Total distributions                      (.55)         (.59)        (.58)                 (.33)           (.58)           (.62)
Net asset value, end of period          $ 9.61        $ 9.66       $ 9.35                $ 9.60          $ 9.91          $ 9.78
Total return*                            5.21%         9.85%        3.55%                  .15%           7.47%           6.70%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                 $ 31          $ 30         $ 30                  $ 37            $ 38            $ 41
Ratio of expenses to average net
assets**                                  .68%          .68%         .68%                  .67%            .67%            .66%
Ratio of expenses to average net
assets before voluntary
reduction of management fee**             .98%          .98%         .98%                  .97%            .97%            .97%
Ratio of net investment income
to average net assets**                  5.32%         6.16%        6.12%                 5.75%           5.90%           6.42%
Ratio of net investment income
to average net assets before fee
waivers and expense
reimbursements                           5.02%         6.46%        6.42%                 6.05%           6.20%           6.73%
Portfolio turnover rate                    63%           39%          35%                   54%             60%             65%

 *Total return not annualized for periods less than one full year
**Annualized for periods less than one full year
(a)As  required,  effective July 1, 2001, the Fund adopted the provisions of the
AICPA Audit and Accounting  Guide for Investment  Companies and began amortizing premium on debt  securities.  The effect of this  change for the year ended June
30, 2002 was to  decrease  net  investment  income per share by less than1/2of a cent for both Portfolio L and S, increase net realized and unrealized  gains and losses  per  share  by less  than1/2of a cent  for  both  Portfolio  L and S and decrease the ratio of net investment  income to average net assets from 5.37% to
5.25% for Portfolio L and 5.52% to 5.32% for Portfolio S. Per share,  ratios and supplemental  data for periods prior to July 1, 2001,  have not been restated to reflect this change in presentation.

Babson Money Market Fund(a)
Condensed data for a share of capital stock outstanding throughout each year.

                                                                          Years Ended June 30,
                                              2002              2001              2000             1999              1998
Net asset value, beginning of period              $ 1.00            $ 1.00            $ 1.00           $ 1.00            $ 1.00
Income from investment operations:
Net investment income                                .02               .05               .05              .04               .05
Less distributions:
Dividends from net investment income               (.02)             (.05)             (.05)            (.04)             (.05)
Net asset value, end of period                    $ 1.00            $ 1.00            $ 1.00           $ 1.00            $ 1.00
Total return*                                      1.55%             5.13%             4.97%            4.38%             4.82%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                           $ 38              $ 40              $ 39             $ 39              $ 37
Ratio of expenses to average net
assets                                              .93%              .90%              .88%             .88%              .91%
Ratio of net investment income to
average net assets                                 1.56%             5.01%             4.86%            4.30%             4.73%

Babson Tax-Free Income Fund(b)
Condensed data for a share of capital stock outstanding throughout each year.

                                                                          Years Ended June 30,
                                              2002              2001              2000             1999              1998
Net asset value, beginning of period              $ 8.96            $ 8.62            $ 8.91           $ 9.22            $ 8.96
Income from investment operations:
Net investment income                                .36               .37               .39              .40               .40
Net gains (losses) on securities
(both realized and unrealized)                       .18               .38             (.21)            (.24)               .28
Total from investment operations                     .54               .75               .18              .16               .68
Less distributions:
Dividends from net investment income               (.36)             (.37)             (.39)            (.40)             (.40)
Distributions from capital gains                      --             (.04)             (.08)            (.07)             (.02)
Total distributions                                (.36)             (.41)             (.47)            (.47)             (.42)
Net asset value, end of period                    $ 9.14            $ 8.96            $ 8.62           $ 8.91            $ 9.22
Total return                                       6.12%             8.89%             2.18%            1.70%             7.82%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                           $ 36              $ 35              $ 24             $ 26              $ 27
Ratio of expenses to average net
assets                                              .99%             1.00%             1.01%            1.03%             1.06%
Ratio of net investment income to
average net assets                                 3.96%             4.19%             4.53%            4.36%             4.46%
Portfolio turnover rate                              12%               27%               48%               9%               18%

(a) The  financial  highlights  for the Babson  Money  Market  Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio.  The assets of the Federal  Portfolio were acquired by the Prime Portfolio on October
31, 2000.

(b) The financial  highlights for the Babson  Tax-Free  Income Fund as set forth herein  evaluate the  historical  financial  highlights  of the Portfolio L. The assets of the Portfolio S were acquired by the Portfolio L on October 31, 2000.

HOW TO PURCHASE SHARES

No Load Funds
o    There are no sales commissions or Rule 12b-1 distribution fees.

How to Buy Shares (see accompanying chart on page 22 for details)
o    By phone, internet, mail or wire;
o    Through Automatic Monthly Investments; and,
o    Through exchanges from another Babson Fund.

Minimum Initial Investment
o    $1,000 for regular accounts;
o    $250 for IRA and Uniform Transfer/Gift to Minors Accounts;
o    $100 with Automatic Monthly Investments; or
o    $1,000 for  exchanges  from another  Babson Fund ($100 for IRAs and Uniform
     Transfers/Gifts to Minors Accounts).

Minimum Additional Investment
o    $100 by phone, internet or mail;
o    $1,000 by Wire;
o    $50 for Automatic Monthly Investments; and,
o    $1,000 for  exchanges  from another  Babson Fund ($100 for IRAs and Uniform
     Transfer/Gifts to Minors Accounts).

Automatic Monthly Investments

Automatic  Monthly  Investments are processed through an automated claring house
("ACH")  whereby an agreed amount is credited to or debited from a shareholder's preidentified bank account.

Minimum Account Size

You must maintain a minimum  account value equal to the current  minimum initial investment,  which is $1,000 for reqular shareholder  accounts.  If your account falls below a minimum due to redemptions  and not market  action,  the Funds may ask you to increase the account  size back to the  minimum.  If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a Fee for remaining below the minimum account size.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:

o    Any amount for redemptions requested by mail;
o    Any amount up to and including $50,000 for Fund web site redemptions;
o    $1,000 or more for  redemptions  wired to a bank or  similar  account  ($10 fee);
o    $50 or more for redemptions by a systematic redemption plan (there may be a fee);
o    $1,000 or more for exchanges to another Babson Fund;
o    $100 or more for  redemptions  by  automatic  monthly  exchange  to another
     Babson Fund;
o    $100 or more via ACH;  there is no fee but  proceeds  may take 3-5 business days to reach your account; and,
o    Up to $50,000 by telephone  (you must first  request this option in writing with a signature guarantee).

SHAREHOLDER SERVICES

The  following  services  are  also  available  to  shareholders.   Please  call
1-800-4-BABSON (1-800-422-2766) for more information:

o    Uniform Transfers/Gifts to Minors accounts.
o    Transfer on Death ("TOD") Accounts.
o    Accounts for corporations, partnerships and retirement plans.
o    Coverdell Education Savings accounts.
o    Traditional IRA accounts.
o    Roth IRA accounts.
o    Simplified Employee Pensions ("SEP's").

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are  purchased  or redeemed at the net asset value per share next calculated  after your purchase order and payment (or redemption)  order is received  by the  Funds.  In the case of certain  institutions,  which have made satisfactory  payment or redemption  arrangements with the Funds, orders will be processed at the net asset value per share next effective  after receipt by that institution.

The net asset value is  calculated by  subtracting  from the Fund's total assets any liabilities and then dividing into this amount the total outstanding  shares as of the date of the calculation. The net asset value per share (except for the
Money Market Fund) is computed once daily,  Monday through Friday,  at 4:00 p.m.
(Eastern Time) on days when the Funds are open for business  (generally the same days that the New York Stock Exchange is open for unrestricted trading). The net asset  value  per  share  for the Money  Market  Fund is  computed  at 1:00 p.m.
(Eastern  Time) on the same  days as the  other  Funds.  The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on a securities  exchange is valued at its last  sale  price on that  exchange  on the date as of which  assets  are valued.  Where the security is listed on more than one  exchange,  the Fund will use the price of that exchange that they generally  consider to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean  between the last  current  closing bid and asked  prices.  An unlisted security for which  over-the-counter  market quotations are readily available is valued at the mean  between the last current bid and asked  prices.  When market quotations are not readily  available,  any security or other asset is valued at its fair value as determined in good faith by each Fund's Board.

Short-term  instruments maturing within 60 days may be valued at amortized cost.
The Money Market Fund values assets on the basis of amortized cost.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS  -- Bond Trust,  Tax-Free  Income Fund and Money Market Fund -- At
the end of each day,  the Funds  declare  dividends  from  their net  investment income.  These dividends are payable to those who were shareholders of record at the  end of the  previous  business  day.  On the  last  day of the  month,  all dividends  declared  during  that month are  credited  to the  accounts of those shareholders.  Distributions  from  capital  gains,  if any,  will  be  declared annually by December 31.

Shares begin earning income on the day following the effective date of purchase.
Income  earned by a Fund on weekends,  holidays and other days on which the Fund is closed for  business  is  declared as a dividend on the next day on which the
Fund is open for business. However, on month-end such dividend is declared as of the last day of the month.

Value  Fund -- The  Value  Fund  pays  shareholder  distributions  from  its net investment income  quarterly,  usually in March,  June,  September and December.
Distributions  from any net  capital  gains that it has  realized on the sale of securities will be declared and paid semiannually, usually in June and December.

Enterprise  Fund,  Enterprise  Fund  II,  Growth  Fund,  Shadow  Stock  Fund and
International  Fund  --  Each  Fund  pays  shareholder  distributions  from  net investment income and from net capital gains that it has realized on the sale of the securities, if any, semiannually, usually in June and December.

Your distributions will be reinvested  automatically in additional shares of the same Fund, unless you have elected on your original  application,  or by written instructions  filed with the Funds,  to have them paid in cash  ($10.00  minimum
check  amount).  We  automatically   reinvest  all  dividends  under  $10.00  in
additional  shares  of the same  Fund.  There  are no fees or sales  charges  on reinvestments.

TAX CONSIDERATIONS -- In general,  if you are a taxable investor,  distributions from a Fund are taxable to you as either ordinary income or capital gains.  This is true whether you reinvest your  distributions in additional  shares of a Fund or receive them in cash.  Any capital  gains,  which a Fund  distributes  as net long-term  capital gains,  will be taxable to you as long-term  capital gains no matter  how long you have  owned your  shares.  If you invest in a Fund  shortly before it makes a  distribution,  you may receive some or all of your investment back in the form of a taxable distribution.

When you sell your shares of a Fund,  you may have a capital  gain or loss.  For tax purposes,  an exchange of your Fund shares for shares of a different  Babson
Fund is the same as a sale.  Because the Money Market Fund expects to maintain a
$1.00 net asset value per share,  investors  should not have any gain or loss on the sale of such shares.

Fund  distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax and  are  subject  to  special  U.S.  tax certification  requirements.  Any foreign taxes paid by the Babson-Stewart Ivory
International  Fund on its investments may be passed through to you as a foreign tax credit. You should consult your tax advisor about the federal,  state, local or foreign tax consequences of your investment in a Fund.

Distributions   from  the  Tax-Free  Income  Fund  will  consist   primarily  of
exempt-interest  dividends  from  interest  earned on municipal  securities.  In general, exempt-interest dividends are exempt from federal income tax. The Fund, however,  may invest a portion of its assets in securities  that pay income that is not  tax-exempt.  Exempt-interest  dividends paid by the Tax-Free Income Fund are taken into account when  determining  the taxable  portion of an  investor's social security or railroad retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds.  The income from these bonds will be a preference item when determining an investor's alternative minimum tax.

Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or of its  political  subdivisions,  generally  will be exempt from that state's  personal  income taxes.  Most states,  however,  do not grant  tax-free treatment to interest on  investments  in municipal  securities of other states.
Many states do,  however,  grant tax-free status to dividends paid from interest earned  on  direct  obligations  of the  U.S.  government,  subject  to  certain restrictions.

BACKUP  WITHHOLDING -- By law, the Funds must withhold a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When  withholding is required,  the amount will be 30.5% of your taxable  distributions or redemption proceeds for calendar year
2001  after  August 6,  2001,  30% for  calendar  years  2002 and 2003,  29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process  transaction  requests  unless they are properly  completed as described  in this  section.  We may cancel or change our  transaction  policies without notice. To avoid delays,  please call us if you have any questions about these  policies.  If you wish to purchase  (or  redeem)  shares of a Babson Fund through a broker,  a fee may be charged by that broker,  whereas you may contact the Fund  directly and avoid this fee. In addition,  you may be subject to other policies or  restrictions  of the broker such as higher  minimum  account value, etc.

PURCHASES -- We may reject orders when not accompanied by payment or when in the best interest of the Funds or its shareholders.

REDEMPTIONS  -- We try to send proceeds as soon as  practical.  We cannot accept requests  that  contain  special  conditions  or effective  dates.  Examples may include a certified  copy of a death  certificate  or a divorce  decree.  We may request  additional  documentation to ensure that a request is genuine.  If your redemption request is more than $250,000, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption  within 15 days of purchase,  we will delay  sending your proceeds until we have collected  unconditional  payment, which may take up to 15 days  from the date of  purchase.  For your  protection,  if your  account address has been changed within the last 30 days, your  redemption  request must be in writing and signed by each account owner, with signature  guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Withdrawal  by Draft  ("check") is limited to open account  shares of the Babson
Money Market Fund. Draft amounts may range from $500 to $100,000.

MARKET TIMERS -- The Funds may refuse to sell shares to market timers.  You will be  considered  a market  timer if you (i) request a  redemption  of Fund shares within ninety days of an earlier  purchase  request,  (ii) make  investments  of large  amounts of $1 million or more  followed by a redemption  request in close proximity to the purchase or (iii)  otherwise  seem to follow a timing  pattern.
Shares under common ownership or control are combined for these purposes.

SIGNATURE  GUARANTEES  -- You can get a  signature  guarantee  from most  banks, credit unions,  savings & loans, or securities dealers, but not a notary public.
For your protection, we require a guaranteed signature if you request:

o    A redemption check sent to a different payee,  bank or address than we have on file;
o    A redemption  check  mailed to an address that has been changed  within the last 30 days;
o    A redemption for $50,000 or more in writing; and,
o    A change in account registration or redemption instructions.

CORPORATIONS,  TRUSTS AND OTHER ENTITIES -- Additional documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND -- You must meet the minimum investment requirement of the Fund  you are  exchanging  into.  The  names  and  registrations  on the two accounts must be  identical.  Your shares must have been held in an open account for 15 days or more  and we must  have  received  good  payment  before  we will exchange  shares.  You should review the Prospectus of the Fund being purchased.
Call us for a free copy.

TELEPHONE/INTERNET  SERVICES -- During periods of increased market activity, you may have difficulty  reaching the Funds by telephone.  If this happens,  contact the Funds by mail or by accessing the Funds' web site,  www.babsonfunds.com,  on the world  wide web.  The Funds may  refuse a  telephone  request,  including  a request to redeem shares of a Fund. The Funds will use reasonable  procedures to confirm  that  telephone  or Fund web site  instructions  are  genuine.  If such procedures  are  followed,  neither  the Funds nor any  persons  or entity  that provides  services  to the  Babson  Funds  will be liable  for any losses due to unauthorized  or fraudulent  instructions.  The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

SHAREHOLDER  INFORMATION  -- To help lower the impact of  operating  costs,  the
Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Babson Fund  shareholders  have the same last name and address,  the
Funds may send only one propectus,  annual report,  semiannual  report,  general information  statement  or proxy to that address  rather than  mailing  separate documents to each  shareholder.  Shareholders may opt out of this single mailing at any time by calling the Babson  Funds,  1-800-422-2766,  and  requesting  the additional copies of Fund documents.

CONDUCTING BUSINESS WITH THE BABSON FUNDS

By Phone or Internet

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 816-751-5900

You  must  authorize  each  type  of  telephone   transaction  on  your  account
application or the appropriate  form. All account owners must sign. If you call, the Funds'  representative  may request personal  identification and tape record the call.

How To Open An Account

If you already have an account with us and you have authorized telephone/on-line exchanges,  you may open an account in another Babson Fund ($1,000 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account

You may make additional  investments ($100 minimum) by telephone/on-line.  After the Funds'  receive  and accept your  request,  the Funds' will deduct from your checking account the cost of the shares.

Availability   of  this  service  is  subject  to  approval  by  the  Funds  and participating banks.

How To Sell Shares

You may  withdraw  any amount up to $50,000 by  telephone/on-line,  provided you have previously  registered for this service.  The Funds will send proceeds only to the address of record,  via ACH or by wire. You must provide the Fund's name, your account  number,  the names of each account owner (exactly as  registered), and the number of shares or dollar amount to be redeemed.

How To Exchange Shares

You may exchange  existing  shares ($1,000  minimum or the initial  minimum Fund requirement)  for  shares  in  another  Babson  Fund that have been held in open account for 15 days or more.

All  account  owners  are  automatically  granted   telephone/on-line   exchange
privileges unless the privileges are explicitly  declined in writing,  either on the account  application  or by writing to the Babson  Funds.

By Mail

Initial Purchases, Redemptions and all Correspondence:
The Babson Fund Group
P.O.  Box 219757
Kansas City, MO 64121-9757

Registered/Overnight Mail:
The Babson Fund Group
c/o DST Systems
330 W. 9th St.
Kansas City, MO  64105

Subsequent Purchases:
The Babson Fund Group
P.O.  Box 219779
Kansas City, MO 64121-9779

How To Open An Account

Complete and sign the application that accompanies this Prospectus. Your initial investment  must meet the minimum  amount.  Make your check payable to UMB Bank,
n.a. and be sure to indicate the name of the Fund in which you are investing.

How To Add To An Account

Make your check  ($100  minimum)  payable to UMB Bank,  n.a.  and mail it to the
Funds. Always identify your account number or include the detachable  investment stub (from your confirmation statement).

How To Sell Shares

In a letter,  include the genuine signature of each registered owner (exactly as registered),  the name of each account owner,  the account number and the number of shares or the dollar amount to be redeemed. The Funds will send money only to the address of record.

How To Exchange Shares

In a letter, include the genuine signature of each registered owner, the account number,  the number of shares or dollar amount to be exchanged  ($1,000 minimum)
and the name of the Babson Fund into which the amount is being transferred.

By Wire

UMB Bank, n.a.,
Kansas City, Missouri,
ABA #101000695
For __________________Fund
AC = 9870326213
Please provide:
Your account number and account name

How To Open An Account

First,  contact the Funds by phone to receive your account number. you must then complete an application and send it to the Funds via facsimile. After confirming receipt  with the  Funds,  contact  your  back to send  money via wire (you must include the Funds'  banking  instructions  and your account  number).  Mail your original application to the Babson Fund Group.

How To Add To An Account

Wire share purchases  ($1,000  minimum) should include the names of each account owner,  your  account  number and the name of the  Babson  Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How To Sell Shares

Redemption  proceeds ($1,000 minimum) may be wired to your  pre-identified  bank account. A $10 fee is deducted.  If your written request is received before 4:00
P.M.  (Eastern  Time) the Funds will  normally  wire the money on the  following business day. If the Funds receive your request after 4:00 P.M.  (Eastern Time), the Funds will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares

Not applicable.

Through Automatic Transaction Plans

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization  form,  available from us upon request.
All registered owners must sign.

How To Open An Account

Not applicable.

How To Add To An Account

Automatic Monthly Investment: You may authorize automatic monthly investments in a constant  dollar amount ($50 minimum)  from your checking  account.  The Funds will  draft your  checking  account on the same day each month in the amount you authorize via ACH.

How To Sell Shares

Systematic  Redemption Plan: You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified  period. A maximum fee of $1.50 may be  charged  for each  withdrawal.  You must own  shares in an open  account valued at $10,000 when you first authorize the systematic  redemption  plan. You may cancel or change your plan or redeem all your shares at any time.  The Funds will  continue  withdrawals  until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares

Monthly  Exchanges:  You may authorize monthly exchanges from your account ($100 minimum) to another Babson Fund.  Exchanges  will be continued  until all shares have been exchanged or until you terminate the service.

Additional  Information The Statement of Additional  Information  (SAI) contains additional  information  about the Funds and is  incorporated  by reference into this  Prospectus.  The Funds'  annual  and  semiannual  reports to  shareholders contain additional  information about each of the Babson Fund's investments.  In the annual  report,  you will find a  discussion  of the market  conditions  and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these  documents by calling,  writing or e-mailing the Funds as shown below.  You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may  review  and copy  the SAI and  other  information  about  the  Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC  (202-942-8090)  or by  accessing  the  EDGAR  database  on  the
Commission's  Internet site at  http://www.sec.gov.  Copies of this  information also may be  obtained,  upon  payment of a  duplicating  fee,  by writing to the
Public Reference  Section of the Commission,  Washington,  DC 20549-0102,  or by
sending an e-mail request to publicinfo@sec.gov.

INVESTMENT COMPANY ACT FILE NUMBERS

811-3823 Enterprise Fund
811-6258 Enterprise Fund II
811-901 Growth Fund
811-5218 Shadow Stock Fund
811-4114 Value Fund
811-5386 International Fund
811-495 Bond Trust
811-2963 Money Market Fund
811-2948 Tax-Free Income Fund

Babson Funds

Jones & Babson, Inc.  Distributors
A Member of the Generali Group
P.O. Box 219757
Kansas City, MO 64121-9757

1-800-4-babson
(1-800-422-2766)
www.babsonfunds.com

BABSON FUNDS
P.O.  Box 219757
Kansas City, MO 64121-9757

PRSRT STD
U.S. POSTAGE
PAID
PERMIT NO. 2891
KANSAS CITY MO

JB177A (10/02) 520517

                                     PART B

BABSON ENTERPRISE FUND, INC.              D.L. BABSON BOND TRUST
BABSON ENTERPRISE FUND II, INC.           D.L. BABSON MONEY MARKET FUND, INC.
DAVID L. BABSON GROWTH FUND, INC.         D.L. BABSON TAX-FREE INCOME FUND, INC.
SHADOW STOCK FUND, INC.                   BABSON VALUE FUND, INC.
BABSON-STEWART IVORY INTERNATIONAL
   FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 30, 2002

This Statement of Additional  Information is not a Prospectus but should be read in conjunction with the Funds' current  combined  Prospectus dated September 30,
2002. To obtain the Prospectus, an Annual Report to Shareholders or a Semiannual
Report to Shareholders,  free of charge,  please call the Babson Funds toll-free at 1-800-4-BABSON  (1-800-422-2766),  or in the Kansas City area (816) 751-5900.
Certain  information  from the Annual Report is  incorporated  by reference into this Statement.

TABLE OF CONTENTS                                                   Page

                                  INTRODUCTION

The Babson Enterprise Fund, Inc., the Babson Enterprise Fund II, Inc., the David
L. Babson Growth Fund, Inc., the Shadow Stock Fund, Inc., the Babson Value Fund,
Inc., the Babson-Stewart  Ivory International Fund, Inc., the D.L. Babson Trust,
the D.L.  Babson Money Market Fund,  Inc. and the D.L.  Babson  Tax-Free  Income
Fund, Inc.  (hereafter the "Funds" or a "Fund") are each classified as open end, diversified  management investment companies under the Investment Company Act of
1940 as amended (the "1940 Act"). This  classification  means that the assets of the Funds are invested in a diversified  portfolio of  securities  and the Funds operate  as mutual  funds,  allowing  shareholders  to buy and sell  shares,  as described in the Funds'  Prospectus.  This  Statement of Additional  Information
("SAI")  supplements the information  contained in the Funds'  Prospectus  dated
September 30, 2002.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment  Objectives,   Policies  and  Risks.  Generally,   the  policies  and
restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment.  In most cases, a Fund is not required to sell a security because circumstances  change and the security no longer meets one or more of the Fund's policies or  restrictions.  If a percentage  restriction or limitation is met at the time of investment,  a later increase or decrease in the percentage due to a change  in the value or  liquidity  of the  security  will not be  considered  a violation of the restriction or limitation.

Babson  Enterprise  Fund  and  Babson  Enterprise  Fund  II.  Since  the  Babson
Enterprise  Fund  and the  Babson  Enterprise  Fund  II's  focus  is on  smaller companies,  the  overall  income  return  on  these  Funds  may be low.  Smaller companies  frequently  need to retain  all or most of their  profits  to finance their growth and will pay small dividend  yields,  or none. If the companies are successful,  the plow-back of earnings and internal  financing of growth without the need to issue additional shares should ultimately enhance the companies' per share  earnings  and  dividend  capability  and should  make their  shares  more attractive in the marketplace.

Effective  July 1,  1999,  the  Babson  Enterprise  Fund  was  re-opened  to new investors. This means that investors may open new accounts with the Fund through direct  purchases,  or through exchanges from any other Fund in the Babson Funds family.  Investors whose accounts were open in 1992, when the Fund was closed to new investors, have been permitted to add to their accounts since that time.

Babson Growth Fund. The Fund  generally  defines "above average total return" as total  return that is higher than return  generated  by  traditional  investment vehicles  other than equity  products,  including  but not limited to,  passbook savings accounts, certificates of deposit, bonds, U.S. government securities and traditional insurance products,  such as whole life policies and annuities.  All
assets  of  the  Fund  will  be  invested  in  marketable   securities  composed
principally  of common  stocks and  securities  convertible  into common  stock.
Necessary  reserves  will  be  held in  cash  or  high-quality  short-term  debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase  agreements.  The Fund reserves the freedom to invest in preferred stocks,  high  grade  bonds or other  defensive  issues  when,  in  management's judgment, economic and market conditions make such a course desirable. Normally, however,  the Fund will maintain at least 80% of the portfolio in common stocks.
Current yield is a secondary objective.

Shadow Stock Fund.  The Fund defines  "small stocks" to include stocks listed on the NYSE, AMEX and OTC stocks that have market  capitalizations,  at the time of initial purchase,  of between $20 million and the capitalization  that marks the point between the 8th and 9th deciles of the New York Stock Exchange (the "upper limit")  and that have  annual net  profits of at least $1 million for the three most recent fiscal years.  "Neglected  stocks" are those that have below average institutional  holdings and below average  coverage by analysts and newsletters.
The Fund's Manager and Investment Advisor currently define "neglected stocks" as meaning the  fifty-percent  of "small  stocks"  that have the least  coverage by institutions  and analysts.  The Fund's Manager and Investment  Advisor will use their judgment in determining the methods of measuring analyst and institutional interest.  It is estimated  that Shadow Stock Fund's  portfolio  will  generally contain between 200-300 stocks at any one time.

It  is  the  Fund's  intention  to  maintain  ownership  of  the  Shadow  Stocks approximately in proportion to their respective market capitalizations, but this approach  may  be  departed  from  for  any  of the  following  reasons.  First, acquisition of the shares of smaller  companies is sometimes  difficult  without disrupting the  supply/demand  relationship and thereby  increasing  transaction costs.  For this  reason,  shares of  companies on the buy list may be purchased when opportunities for block trades present themselves even if purchases of such a  company's  stock  would not  otherwise  be the  highest  priority on a market capitalization basis. Conversely,  high priority shares might be avoided if they cannot be acquired at the time without  disrupting the market.  Second, the Fund will attempt to purchase shares in optimal lot sizes which precludes fine-tuning of the  weighting.  Third,  the Fund's  Manager and  Investment  Advisor  take a long-term view and do not feel it prudent to constantly purchase and sell stocks for short-term balancing.  Guideline relative weights will be reviewed in detail twice a year.

Shares of stock will be  considered  for  elimination  from the portfolio in the following  basis:  (1) on the basis of the $5 minimum  price  criterion (a stock will  not be sold for this  reason  alone,  but  additional  shares  will not be
purchased  below  $4  per  share,   which  may  result  in  a   disproportionate
representation  in  terms  of  ideal  weighting,  and it  will  be  sold  at the semiannual  re-balancing if the stock is selling below $4 per share); (2) on the basis of  profitability  (a  company's  stock will be sold as soon as the Fund's
Manager  and  Investment  Advisor  feel it is highly  likely  that there will be negative  earnings in the current  fiscal year);  (3) on the basis of tenders or potential  mergers  (the Fund's  Manager and  Investment  Advisor will use their judgment  as to the best time to sell or  tender);  (4) on the basis of  neglect
(shares will be sold when the company has been beyond the Manager and Investment
Advisor's  criteria  for a  neglected  stock  for  three  successive  semiannual evaluation  periods);  (5) on the basis of price to book value  (stocks  will be sold,  at a semi-annual  evaluation,  when their price to book value exceeds two times the upper  limit used to  qualify  for  purchase);  or (6) on the basis of capitalization a stock will be sold if, at a semiannual  evaluation,  either the market  capitalization  is twice the "upper limit" or below $10 million.  In the case of portfolio  companies  whose  capitalization  has gone beyond the current maximum  or  minimum,  the  Fund's  Investment  Advisor  may keep the  portfolio weighting  at the level  appropriate  for the  current  maximum or  minimum.  If proceeds beyond current liquid assets are necessary to meet redemptions,  stocks not meeting current initial criteria will be liquidated first.

While the  objectives  of this Fund would  favor a fully  invested  position  in
Shadow Stocks,  the  practicality  of Fund  management  requires  liquidity.  An average  of  about  5% of the  Fund's  assets  may be  invested  in cash or cash equivalents including:  securities that are issued or guaranteed as to principal
and   interest  by  the  U.S.   government,   its   agencies,   authorities   or
instrumentalities (such as U.S. Treasury obligations, which differ only in their interest  rates,  maturities and times of issuance,  and  obligations  issued or guaranteed by U.S. government agencies or  instrumentalities  that are backed by the full faith and credit of the U.S.  Treasury or supported by the right of the issuer to borrow from the U.S. government),  repurchase agreements, certificates of deposit,  time deposits,  commercial paper and other high quality  short-term debt securities.  The Fund may adopt a temporary defensive position by investing its  assets in debt  securities,  such as money  market  obligations,  including securities  of the U.S.  government  and its agencies,  high quality  commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for
U.S. government securities.

Babson Value Fund. Under normal conditions, the Fund will invest at least 90% of its net assets in common stocks.  In addition,  the Fund intends to hold a small percentage of cash or high quality,  short-term debt obligations for reserves to cover redemptions and unanticipated expenses.

Babson-Stewart  Ivory  International Fund. The Fund will look at such factors as the  location  of the  company's  assets,  personnel,  sales  and  earnings,  to determine  whether a company's primary business is carried on outside the United
States.  The Fund  diversifies  its  investments  among various  countries and a number of different industries. The Fund is designed to provide investors with a diversified  participation in  international  businesses.  Over the years,  some
foreign   businesses  have  been  especially   successful  in  their  particular
industries  and some  foreign  stock  markets  have  outperformed  the  American markets. Foreign securities markets do not always move in parallel with the U.S.
securities  markets,  so  investing  in  international  securities  can  provide diversification advantages.

The Fund primarily invests in equity  securities of seasoned  companies that are listed on foreign stock  exchanges,  which the Investment  Advisor  considers to have attractive characteristics in terms of profitability,  growth and financial resources.  "Seasoned" and  "established"  companies are those companies that in the opinion of the  Investment  Advisor are known for the quality and acceptance of their  products or services and for their ability to generate  profits and in many cases pay  dividends.  The Fund may invest in  fixed-income  securities  of foreign  governments  or companies  when the  Investment  Advisor  believes that prevailing  market,  economic,  political  or currency  conditions  warrant such investments.  While most foreign  securities are not subject to standard  credit ratings,  the Investment  Advisor intends to select "investment grade" issues of foreign debt securities that are comparable to a Baa or higher rating by Moody's
Investors  Service,  Inc.  or a BBB or higher  rating  by  Standard  and  Poor's
Corporation  based on available  information,  and taking into account liquidity and quality  issues.  Securities  rated BBB or Baa are  considered  to be medium grade and may have speculative characteristics.

The  Fund  may  also  purchase  American  Depository  Receipts  ("ADRs"),  which represent foreign securities traded on U.S. exchanges or in the over-the-counter market,  European  Depository  Receipts ("EDRs"),  and International  Depository
Receipts  ("IDRs"),  in bearer form,  which are designed for use in European and other  securities  markets.  The Fund may also invest in securities that are not listed on an exchange.  Generally,  the volume of trading in an unlisted  common stock is less than the volume of trading in a listed stock.  This means that the degree of market  liquidity  of some  stocks  in which the Fund  invests  may be relatively limited.  When the Fund disposes of such a stock it may have to offer the shares at a  discount  from  recent  prices or sell the shares in small lots over an extended period of time.

In order to  expedite  settlement  of  portfolio  transactions  and to  minimize currency value  fluctuations,  the Fund may purchase foreign  currencies  and/or engage in forward  foreign  currency  transactions.  The Fund will not engage in forward foreign currency exchange contracts for speculative  purposes. A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the contract.  These  contracts may be bought or sold to protect the Fund, to some degree,  against a possible loss  resulting  from an adverse  change in the relationship  between  foreign  currencies and the U.S.  dollar.  This method of protecting the value of the Fund's  investment  securities  against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the  securities.  It  establishes  a rate of exchange that one can achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline  in the value of the  hedged  currency,  at the same time, they tend to limit any  potential  gain which might  result  should the value of such currency increase.

Generally,  the Fund does not intend to invest more than 35% of its total assets in any one particular  country.  The Fund, however,  may, at times,  temporarily invest a substantial  portion of its assets in one or more of such  countries if economic and business conditions warrant such investments, although it currently does not  intend to do so to any  principal  extent.  A  developing  country  is generally  considered  to be a  country  that is in the  initial  stages  of its industrialization  cycle with a low per capita gross national product.  Compared to investment in the United States and other developed  countries,  investing in the equity and fixed income markets of developing countries involves exposure to relatively  unstable  governments,  economic  structures that are generally less mature and based on only a few industries,  and securities markets which trade a small  number  of  securities.  Prices on  securities  exchanges  in  developing countries tend to be more volatile than those in developed  countries.  The Fund will not  invest  more than 20% of its  total  assets in  companies  located  in developing countries.

Under normal conditions,  the Fund will invest at least 80% of its net assets in equity securities of established  companies whose primary business is carried on outside of the United  States and  investment  grade fixed income  securities of foreign  governments and foreign  corporations.  However,  to meet the liquidity needs of the Fund or when the Fund believes that investments  should be deployed in a temporary defensive position because of economic or market conditions,  the
Fund  may  invest  all or a major  portion  of its  assets  in  short-term  debt securities denominated in U.S. dollars,  including U.S. Treasury bills and other securities  of the  U.S.  government  and its  agencies,  bankers'  acceptances, certificates  of deposit,  and repurchase  agreements  maturing in seven days or less with U.S.  banks and  broker-dealers.  The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Investors should recognize that investing in foreign companies  involves certain special  considerations,  which are not typically  associated  with investing in
U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign  currencies and the Fund may temporarily hold uninvested  reserves in bank  deposits in foreign  currencies,  the Fund will be affected  favorably  or unfavorably  by changes in currency rates and in exchange  control  regulations, and may incur costs in connection with conversions  between various  currencies.
The  investment  policies  of the Fund permit it to enter into  forward  foreign currency  exchange  contracts  that  allow it to hedge the Fund's  holdings  and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform  accounting,  auditing and financial reporting  standards and practices  comparable to those applicable to domestic  companies,  there may be less publicly available  information about certain  foreign  companies  than about domestic  companies.  Securities of some foreign companies are generally less liquid and more volatile than securities of comparable  domestic companies.  There is generally less government  supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.
In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation,  political or social instability,  or diplomatic developments that could affect U.S. investments in those countries.

Although the Fund will endeavor to achieve most favorable execution costs in its portfolio  transactions,  fixed  commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges.  In addition, it is expected that the expenses of custodian  arrangements  of the Fund's  foreign securities  will be  somewhat  greater  than  the  expenses  for  the  custodian arrangements for handling the Fund's securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered  portion  of  foreign  withholding  taxes  will  reduce  the income received from the companies comprising the Fund's portfolio.

The value of the  assets of the  Babson-Stewart  Ivory  International  Fund,  as
measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control  regulations,  and the Fund may incur costs in connection with conversions between various currencies.

The Fund will conduct its foreign  currency  exchange  transactions  either on a spot (i.e.,  cash)  basis at the spot rate  prevailing  in the foreign  currency exchange  market,  or through the use of forward  contracts  to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation  by the Fund to purchase  or sell a specific  amount of currency at a future  date,  which  may be any  fixed  number  of  days,  from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts are  transferable  in the interbank  market  conducted  directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit  requirements,  and no commissions are charged at any stage for trades.  Neither type of foreign  currency  transaction will eliminate  fluctuations in the prices of the Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The Fund may enter into forward foreign currency  exchange  contracts only under two circumstances.  First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  it may desire to "lock in" the U.S.  dollar  price of the  security.  The Fund will then  enter  into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this  manner the Fund will be better able to protect  itself  against a possible loss  resulting  from an adverse  change in the  relationship  between  the U.S.
dollar and the subject  foreign  currency during the period between the date the securities  are  purchased  or sold  and the date on  which  payment  is made or received.

Second,  when the Investment  Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of  foreign  currency  approximating  the  value  of some  or all of the  Fund's securities  denominated in such foreign  currency.  The precise  matching of the forward  contract  amounts  and the value of the  securities  involved  will not generally  be  possible  since the future  value of such  securities  in foreign currencies  will change as a  consequence  of market  movements  in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection  of  short-term  currency  market  movement is extremely  difficult,  and the  successful  execution  of a  short-term  hedging strategy is highly  uncertain.  The Investment  Advisor does not intend to enter into such  forward  contracts  under this  second  circumstance  on a regular or continuous  basis.  The Fund will also not enter into such forward  contracts or maintain a net exposure to such contracts when the consummation of the contracts would  obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's securities or other assets denominated in that currency.
The  Investment  Advisor  believes that it is important to have  flexibility  to enter into such forward  contracts  when it  determines  that to do so is in the best interests of the Fund. The Fund's  custodian bank segregates cash or equity or debt  securities  in an amount  not less than the value of the  Fund's  total assets committed to forward foreign  currency  exchange  contracts  entered into under this second type of transaction. If the value of the securities segregated declines,  additional cash or securities is added so that the segregated  amount is not less than the  amount of the  Funds'  commitments  with  respect  to such contracts. Under normal circumstances, the Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately  offset by the  depreciation  or  appreciation  in translation  of the  underlying  foreign investment  arising from  fluctuations in foreign  currency  exchange rates. The
Fund  will  recognize  the  unrealized  appreciation  or  depreciation  from the fluctuation in a foreign currency forward contract as an increase or decrease in the Fund's net assets on a daily basis, thereby providing an appropriate measure of the Fund's financial position and changes in financial position.

Babson Bond Trust.  Babson Bond Trust will limit its  investments  in securities rated in the  fourth  classification  (Baa and BBB) to a  maximum  of 25% of its assets, since these securities may have speculative  characteristics and changes in  economic  conditions  or other  circumstances  are more  likely to lead to a weakened capacity of those issuers to make principal or interest payments.

The  Portfolios may shorten or lengthen  portfolio  maturities as interest rates change.  If  the  bond  rating  of  a  security  purchased  by  a  Portfolio  is subsequently downgraded, the Portfolio will take any necessary steps designed to bring the Portfolio  into  compliance  with its  investment  policies as soon as reasonably  practicable.  The  Portfolios  may also  respond to adverse  market, economic,  political  or other  considerations  by  investing  up to 100% of its assets in cash or short-term debt obligations for temporary defensive purposes.

Portfolio L holdings will  generally  have a duration of between 3.5 and 7 years
(excluding short-term  investments).  Portfolio S holdings will generally have a duration of between 2 and 4 years (excluding short-term  investments).  Duration is a portfolio  management  tool used to determine the price  sensitivity  of an individual bond or portfolio of fixed income  securities to a change in interest rates.  Unlike  maturity,  which only states when the final payment is received, the  duration of a fixed  income  security  is the  weighted  average  maturity, expressed  in years,  of the present  value of all future cash flows,  including coupon payments and principal repayments.  The Portfolios may include securities with maturities and durations outside these ranges.

Babson  Money  Market  Fund.  To achieve its  objectives  the Fund may engage in trading  activity in order to take advantage of  opportunities to enhance yield, protect  principal  or  improve  liquidity.  This  trading  activity  should not increase the Fund's  expenses  since there are normally no broker's  commissions paid by the Fund for the purchase or sale of money market instruments.  However, a markup or spread  may be paid to a dealer  from  which  the Fund  purchases  a security.

To assure compliance with the adopted procedures pursuant to Rule 2a-7 under the
Investment  Company  Act of 1940,  the Fund  will  only  invest  in U.S.  dollar denominated  securities with remaining  maturities of 397 days or less, maintain the dollar weighted  average  maturity of the securities in the Fund's portfolio at 90 days or less and  limit its  investments  to those  instruments  which the
Directors of the Fund  determine to present  minimal  credit risks and which are eligible investments under the rule.

Babson Tax-Free Income Fund. The Fund will have  substantially all of its assets invested in  investment-grade  municipal  securities,  the  interest on which is deemed exempt from federal income tax (including the alternative minimum tax).

During periods of normal market conditions, the Fund will invest at least 80% of its net  assets in  municipal  securities.  The Fund may  invest  any  remaining balance in taxable money market  instruments on a temporary basis, if management believes this action would be in the best interest of shareholders.  Included in this category are:  obligations of the U.S., its agencies or  instrumentalities;
certificates  of  deposit;   bankers'  acceptances  and  other  short-term  debt
obligations  of U.S.  banks  with  total  assets  of $1  billion  or  more;  and commercial  paper  rated A-2 or better by  Standard  & Poor's  Corp.  ("S&P") or
Prime-2 or better by Moody's Investors Services,  Inc.  ("Moody's"),  or certain rights to acquire these securities.

The Fund  reserves  the right to deviate  temporarily  from this  policy  during extraordinary  circumstances when, in the opinion of management, it is advisable to do so in the best  interests of  shareholders.  At least 90% of the municipal bonds in the Fund  will be rated at the time of  purchase  within  the top three classifications  of  Moody's  (Aaa,  Aa and A), or by S&P (AAA,  AA, and A). Any
municipal  bond  backed by the full faith and credit of the  federal  government shall be considered to have a rating of AAA. Investments in short-term municipal obligations  and notes are  limited  to those  obligations  which at the time of purchase:  (1) are backed by the full  faith and credit of the U.S.;  or (2) are rated MIG-1, MIG-2 or MIG-3 by Moody's;  or (3) if the notes are not rated, then the issuer's  long-term  bond rating must be at least A as determined by Moody's or by S&P.  Short-term discount notes are limited to those obligations rated A-1 or A-2 by S&P,  or  Prime-1  or  Prime-2  by  Moody's  or their  equivalents  as determined by the Fund's Board of Directors. With respect to short-term discount notes which are not rated, the issuer's long-term bond rating must be at least A by S&P or Moody's.

It is the  policy of the Fund not to invest  more than 25% of its  assets in any one sector of  municipal  securities,  except  tax-exempt  obligations  that are backed by the U.S. government.  Should the rating organizations used by the Fund cease to exist or  change  their  systems,  the Fund will  attempt  to use other comparable  ratings as standards for its investments in municipal  securities in accordance with its investment policies.

Municipal  securities  include bonds and other debt obligations  issued by or on behalf of states,  territories  and  possessions of the United States of America and the District of Columbia  including  their  political  subdivisions or their duly constituted  authorities,  agencies and instrumentalities,  the interest on which is exempt from federal income tax.

Municipal  securities are issued to obtain proceeds for various public purposes, including  the  construction  of a wide  range  of  public  facilities,  such as airports, bridges, highways,  housing, hospitals, mass transportation,  schools, streets,  waterworks and sewer systems.  Municipal securities also may be issued in connection with the refunding of outstanding  obligations and obtaining funds to lend to other public  institutions  and  facilities or for general  operating expenses.

The two principal  classifications  of municipal bonds are "general  obligation"
and "revenue".  General  obligation  bonds are secured by the issuer's pledge of its full  faith,  credit  and taxing  power for the  payment  of  principal  and interest.  Revenue  bonds are  payable  only from the  revenues  derived  from a particular facility or class of facilities,  or in some cases, from the proceeds of a special excise tax or other specific revenue source.

The  Tax-Free  Income  Fund may  invest in  industrial  development  bonds,  the
interest  from  which  is  exempt  from  federal   income  tax.   Under  certain
circumstances,   "substantial  users"  of  the  facilities  financed  with  such obligations or persons related to "substantial users" of the facilities financed with  such  obligations  may be  required  to pay  federal  income  tax on  this otherwise  exempted  interest.  Such persons should consult the Internal Revenue
Code and their financial adviser to determine whether or not the Tax-Free Income
Fund is an appropriate investment for them.

There are a variety of hybrid and special  types of  municipal  obligations,  as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal  notes  include  tax,  revenue  and bond  anticipation  notes of short maturity,  generally less than three years, which are issued to obtain temporary
funds  for  various  public  purposes.   Also  included  in  this  category  are
Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local  housing  agency but  secured by the full faith and credit of the
United States.

Yields on municipal securities depend on a variety of factors,  such as the size of a  particular  offering,  the  maturity  and the  rating  of the  obligation, economic and monetary  conditions,  and  conditions of the municipal  securities market, including the volume of municipal securities available. Market values of municipal  securities  will  vary  according  to the  relation  of their  yields available.  Consequently,  the net asset value of the Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry a risk of default.
Through  careful   selection  and   supervision,   and   concentration   in  the
higher-quality  investment grade issues,  the Tax-Free Income Fund's  management intends to reduce this risk.  Prices of outstanding  municipal  securities  will fluctuate with changes in the interest  rates on new issues.  Thus, the price of the Fund's shares will tend to increase as the rates on new issues decline,  and decrease  whenever the current rate is rising.  Management will seek to minimize such  share  price  fluctuation  to the  extent  this  can be  achieved  without detracting from the Fund's primary objective of the highest quality and maturity characteristics of the Fund.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity,  from time to time,  when there has been no active trading in a particular  Fund holding,  its interim  pricing for the purpose of the daily  valuation  of the Fund shares may have to be based on other  sources of  information  and methods  deemed fair and reasonable by the Board of Directors. One principal method that is commonly used by Funds and other  investors  who own  municipal  securities  is called  matrix pricing, a pricing methodology that groups similarly  structured  securities and applies the same relative price movements to the group.

From time to time,  proposals  have been  introduced  in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities.
Similar  proposals  may be  introduced  in the  future.  If such a proposal  was enacted,  the  availability  of municipal  securities for investment by the Fund would be  adversely  affected.  In such  event,  the Fund would  reevaluate  its investment  objective and policies and submit possible  changes in the structure of the Fund for the consideration of the shareholders.

Cash Management.  For purposes including but not limited to meeting  redemptions and unanticipated  expenses, the Funds (except the Babson Money Market Fund) may invest a  portion  of their  assets  in cash or  high-quality,  short-term  debt obligations readily changeable into cash such as:

(1)  Certificates  of  deposit,   bankers'   acceptances  and  other  short-term
     obligations  issued  domestically by United States  commercial banks having assets of at least $1 billion and which are members of the Federal  Deposit
     Insurance Corporation or holding companies of such banks;

(2)  Commercial  paper  of  companies  rated  P-2/MIG-2  or  higher  by  Moody's
     Investors  Service,  Inc. (Moody's) or A-2 or higher by Standard and Poor's
     Corporation  (S&P),  or if not rated by either  Moody's or S&P, a company's commercial  paper  may be  purchased  by the  Fund  if the  company  has an outstanding bond issue rated A or higher by Moody's or A or higher by S&P;

(3)  Short-term debt securities which are  non-convertible,  which have one year or less remaining to maturity at the date of purchase and which are rated A or higher by Moody's or A or higher by S&P; and,

(4)  Negotiable certificates of deposit and other short-term debt obligations of savings  and loan  associations  having  assets of at least $1 billion  and which are members of the Federal Home Loan Banks Association and insured by the Federal Deposit Insurance Corporation.

Repurchase  Agreements.  All the Funds may invest in issues of the United States
Treasury or a United States government agency subject to repurchase  agreements.
A repurchase  agreement  involves the sale of  securities  to the Funds with the concurrent  agreement by the seller to repurchase  the  securities at the Fund's cost plus  interest at an agreed  rate upon  demand or within a specified  time, thereby  determining the yield during the purchaser's  period of ownership.  The result is a fixed rate of return insulated from market  fluctuations during such period.  Under the  Investment  Company Act of 1940,  repurchase  agreements are considered loans by the Funds.

The Funds will enter into such  repurchase  agreements  only with United  States banks  having  assets in excess of $1 billion  which are  members of the Federal
Deposit Insurance Corporation,  and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days.  Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of a Fund's net assets.

The use of repurchase  agreements  involves certain risks.  For example,  if the seller of the agreement  defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined,  the Funds may incur a loss  upon  disposition  of them.  If the  seller  of the  agreement becomes  insolvent  and  subject  to  liquidation  or  reorganization  under the
Bankruptcy Code or other laws,  disposition of the underlying  securities may be delayed pending court  proceedings.  Finally,  it is possible that the Funds may not be able to perfect its  interest  in the  underlying  securities.  While the
Funds'  management  acknowledges  these risks,  it is expected  that they can be controlled  through stringent security selection criteria and careful monitoring procedures.

Concentration.  None of the Funds will  invest  more than 25% of its assets in a single industry.

Borrowing.  None of the  Funds  intend  to  borrow  in excess of 5% of its total assets.

Fundamental Investment Restrictions. In addition to the investment objective and portfolio  management  policies  set forth in the  Prospectus  under the caption
"Investment  Objective  and  Principal  Investment  Strategies,"  the  Funds are
subject to certain other  restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the  outstanding  securities  of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding  voting securities of the Fund.

Babson  Enterprise  Fund,  Babson  Enterprise Fund II and Shadow Stock Fund will not: (1) purchase the  securities  of any one issuer,  except the United  States government,  if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the  securities of such issuer  exceeds 5% of the value of the  Fund's  total  assets,  or (b) the Fund  owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2)  engage in the  purchase  or sale of real  estate or  commodities  or,  with respect to Enterprise Fund II, futures contracts;  (3) underwrite the securities of  other  issuers;  (4)  make  loans  to  any of its  officers,  directors,  or employees,  or to its manager, or general distributor,  or officers or directors thereof;  (5) make  loans to  other  persons,  except  by the  purchase  of debt obligations  which are  permitted  under its  investment  policy;  (6) invest in companies  for the purpose of  exercising  control of  management;  (7) purchase securities  on margin or sell  securities  short;  (8) purchase  shares of other investment  companies except in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation;  (9)  invest  in the  aggregate  more than 5% of the value of its
gross  assets  in  the  securities  of  issuers  (other  than  federal,   state,
territorial, or local governments,  or corporations,  or authorities established thereby),  which  including  predecessors,  have not had at least  three  years'
continuous  operations  nor invest more than 25% of the Fund's assets in any one industry;  (10) enter into dealings with its officers or directors,  its manager or underwriter, or their officers or directors or any organization in which such persons  have a financial  interest  except for  transactions  in the Fund's own shares or other  securities  through  brokerage  practices  which are considered normal and generally  accepted under  circumstances  existing at the time;  (11)
purchase  or retain  securities  of any  company in which any Fund  officers  or directors, or Fund manager, its partner,  officer, or director beneficially owns more than 1/2 of 1% of said  company's  securities,  if all such persons  owning more than 1/2 of 1% of such company's  securities own in the aggregate more than
5% of the  outstanding  securities  of such  company;  (12) borrow or pledge its credit  under  normal  circumstances,  except  up to  10% of  its  gross  assets
(computed at the lower of fair market value or cost) for  temporary or emergency purposes,  and not for the purpose of leveraging its  investments,  and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset  coverage of at least 3 to 1; (13) make  itself or its assets  liable for the  indebtedness of others;  (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson  Growth Fund and Babson Value Fund will not: (1) purchase the  securities of any one issuer, except the United States government, if immediately after and as a result of such  purchase  (a) the value of the  holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the  outstanding  voting  securities,  or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities;  (3) underwrite the securities of other issuers; (4)
make loans to any of its officers,  directors,  or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security  subject to a  repurchase  agreement or the purchase of a portion of an issue of publicly  distributed  debt  securities is not considered the making of a loan);  (6) invest in  companies  for the purpose of  exercising control of  management;  (7) purchase  securities  on margin or sell  securities short;  (8) purchase  shares of other  investment  companies  except in the open market at ordinary  broker's  commission,  but, with respect to the Growth Fund, not in excess of 5% of the Growth Fund's assets,  or, for either Fund,  pursuant to a plan of merger or  consolidation;  (9) invest in the aggregate more than 5%
of the value of its gross  assets  in the  securities  of  issuers  (other  than
federal,  state,  territorial,  or  local  governments,   or  corporations,   or
authorities established thereby), which including predecessors,  have not had at least three years'  continuous  operations nor, with respect to the Growth Fund, invest more than 25% of the Growth Fund's assets in any one industry; (10) enter into  dealings with its officers or directors,  its manager or  underwriter,  or their  officers or  directors or any  organization  in which such persons have a financial  interest  except for  transactions  in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted  under  circumstances  existing  at the time;  (11)  purchase or retain securities  of any  company in which any Fund  officers  or  directors,  or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1%
of said company's securities,  if all such persons owning more than 1/2 of 1% of such company's  securities own in the aggregate more than 5% of the  outstanding securities  of such  company;  (12)  borrow or pledge  its credit  under  normal circumstances  except up to 10% of its gross  assets  (computed  at the lower of fair market value or cost) for temporary or emergency purposes,  and not for the purpose of leveraging its  investments,  and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset  coverage of at least 3 to 1; (13) make  itself or its  assets  liable for the  indebtedness  of others;  or (14) invest in securities which are assessable or involve  unlimited liability.

Babson-Stewart Ivory International Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result  of such  purchase  (a) the  value of the  holdings  of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the  outstanding  voting  securities,  or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities;  (3) underwrite the securities of other issuers; (4)
make loans to any of its officers,  directors,  or employees, or to its manager, or general  distributor,  or officers or  directors  thereof;  (5) make loans to other persons,  except by the purchase of debt  obligations  which are permitted under  its  investment  policy;  (6)  invest in  companies  for the  purpose  of exercising  control of  management;  (7) purchase  securities  on margin or sell securities  short;  (8) purchase  shares of other  investment  companies  except shares of  closed-end  investment  companies,  purchased  in the open  market at ordinary broker's  commission,  but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation;  (9) invest in the aggregate more than 5% of the value of its gross  assets in the  securities  of issuers  (other than federal,  state,  territorial,  or local governments,  or corporations,  or authorities established thereby), which including predecessors,  have not had at least three years' continuous  operations nor invest more than 25% of the Fund's assets in any one  industry;  (10)  enter into  dealings  with its  officers  or directors,  its manager or  underwriter,  or their  officers or directors or any organization  in  which  such  persons  have a  financial  interest  except  for transactions  in the  Fund's own shares or other  securities  through  brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund  officers or  directors,  or Fund  manager,  its partner,  officer,  or director beneficially owns more than 1/2 of 1% of said company's securities,  if all such persons owning more than 1/2 of 1% of such company's  securities own in the aggregate more than 5% of the outstanding  securities of such company;  (12)
borrow or pledge its credit under normal circumstances,  except up to 10% of its gross assets  (computed at the lower of fair market value or cost) for temporary or emergency  purposes,  and not for the purpose of leveraging its  investments, and provided  further that any  borrowing in excess of 5% of the total assets of the Fund shall have asset  coverage  of at least 3 to 1; (13) make itself or its assets liable for the  indebtedness of others;  (14) invest in securities  which are assessable or involve unlimited  liability;  or (15) issue senior securities except  for those  investment  procedures  permissible  under the  Fund's  other restrictions.

Babson Bond Trust will not: (1) purchase any  investment  security for credit or on margin,  except such short-term credits as are necessary for the clearance of transactions;  (2)  participate on a joint or a  joint-and-several  basis in any trading account in securities;  (3) sell any securities short; (4) borrow money, securities  or other  property  in any event or for any purpose  whatsoever,  or issue any security senior to the shares  authorized by the Trust Indenture;  (5)
lend money,  securities or other assets of the Trust for any purpose whatsoever, provided,  however, that the acquisition of any publicly distributed  securities shall not be held or construed to be the making of a loan; (6) mortgage, pledge, hypothecate or encumber in any manner  whatsoever  any investment  securities at any time  owned or held by the  Trust;  (7)  underwrite  or  participate  in the underwriting  of  any  securities;  (8)  purchase  shares  of  other  investment companies except in the open market at ordinary broker's  commission or pursuant to a plan of merger or  consolidation;  (9) acquire any  security  issued by any issuer in which an officer,  director or stockholder of such issuer is a Trustee of the Trust or an officer or director of a principal underwriter (as defined in the  Investment  Company Act of 1940) if after the purchase of such security one or more of the  Trustees  owns  beneficially  more than 1/2 of 1% of the capital stock of such issuer and such Trustees together own beneficially more than 5% of the capital stock of such issuer; (10) acquire any security of another issuer if immediately  after and as a result of such  acquisition the market value of such securities of such other issuer shall exceed 5% of the market value of the total assets  of the Trust or the  Trust  shall  own more than 10% of the  outstanding voting  securities of such issuer (this restriction does not apply to securities issued by the United States or any state, county or municipality  thereof;  (11)
invest more than 25% of the value of its assets in any one industry; (12) engage in the purchase or sale of real estate or commodities;  (13) invest in companies for the  purpose of  exercising  control of  management;  or (14)  purchase  any securities  which  are  subject  to legal  or  contractual  restrictions,  i.e., restricted securities which may not be distributed publicly without registration under the Securities Act of 1933.

Babson Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations  issued or guaranteed as to principal and interest by the government of the United States,  its agencies or  instrumentalities),  if as a result, (a)
more than 5% of the  Fund's  total  assets  (taken at  current  value)  would be invested in the securities of such issuer,  or (b) the Fund would hold more than
10% of any class of securities  of such issuer (for this purpose,  all debts and obligations of an issuer  maturing in less than one year are treated as a single class of  securities);  (3)  borrow  money in excess of 15% of its total  assets taken at market  value,  and then only from  banks as a  temporary  measure  for extraordinary or emergency purposes; the Fund will not borrow to increase income
(leveraging)  but only to facilitate  redemption  requests which might otherwise require  untimely  dispositions  of Fund  securities;  the Fund  will  repay all borrowings  before  making  additional  investments,  and interest  paid on such borrowings  will reduce net income;  (4)  mortgage,  pledge or  hypothecate  its assets  except  in an  amount up to 15% (10% as long as the  Fund's  shares  are registered for sale in certain states) of the value of its total assets but only to secure  borrowings  for  temporary  or emergency  purposes;  (5) issue senior securities,  as defined in the Investment  Company Act of 1940, as amended;  (6)
underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8)
make loans to other persons,  except by the purchase of debt  obligations  which are permitted under its investment policy; (9) purchase  securities on margin or sell short;  (10) purchase or retain securities of an issuer if to the knowledge of the Fund's  management  those  directors of the Fund,  each of whom owns more than 1/2 of 1% of such  securities,  together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity  contracts;  (12)
write or invest in put, call,  straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies  for the purpose of exercising  control;  (14) invest in securities of other investment companies,  except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of its total assets at the time of  investment  in the  securities of any issuer or issuers  that  have  records  of less than  three  years  continuous  operation, including the operation of any  predecessor,  but this limitation does not apply to  securities  issued or  guaranteed  as to interest and  principal by the U.S.
government or its agencies or instrumentalities; or (16) purchase any securities that would  cause  more than 25% of the Fund's  value of total net assets at the time of such purchase to be invested in any one industry.

There is no limitation  with respect to investments in U.S.  Treasury  Bills, or other obligations issued or guaranteed by the federal  government,  its agencies and instrumentalities.

Babson  Tax-Free  Income  Fund will not:  (1)  invest  in equity  securities  or securities  convertible  into  equities;  (2)  purchase  more  than  10%  of the outstanding  publicly  issued debt  obligations of any issuer;  (3) borrow money except  for  temporary  emergency  purposes,  and  then  only in an  amount  not exceeding 10% of the value of the total assets of the Fund; (4) mortgage, pledge or hypothecate the assets of the Fund to an extent greater than 10% of the value of the net assets of the Fund;  (5) issue senior  securities,  as defined in the
Investment  Company  Act of  1940,  as  amended;  (6)  underwrite  any  issue of securities;  (7)  purchase  or sell real  estate,  but this  shall  not  prevent investment in municipal  bonds  secured by real estate;  (8) make loans to other persons,  except by the  purchase of bonds,  debentures  or similar  obligations which  are  publicly  distributed;  (9)  purchase  securities  on margin or sell short;(10) purchase or retain securities of an issuer if to the knowledge of the
Fund's  management those directors of the Fund, each of whom owns more than1/2of
1% of such  securities,  together  own more  than 5% of the  securities  of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in put, call,  straddle or special options;  (13) purchase securities of any issuer
(except  the  U.S.  government,  its  agencies  and  instrumentalities,  and any municipal bond  guaranteed by the U.S.  government) in the Fund if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer;  for purposes of this  limitation,  "issuer"  will be based on a determination of the source of assets and revenues committed to meeting interest and  principal  payments  of  each  security,  and  a  government  entity  which guarantees the securities  issued by another entity is also considered an issuer of that  security;  (14)  invest in  companies  for the  purpose  of  exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger,  consolidation  or  acquisition  of assets;
(16)  invest  more  than 5% of the  value  of its  total  assets  at the time of investment in the securities of any issuer or issuers which have records of less
than  three  years  continuous   operation,   including  the  operation  of  any
predecessor,  but  this  limitation  does  not  apply to  securities  issued  or guaranteed as to interest and  principal by the U.S.  government or its agencies or instrumentalities.

Non-Fundamental   Investment   Restrictions.   In  addition  to  the  investment
objectives and policies described in the Funds' Prospectus and in this SAI, each applicable  Fund will be subject  to the  following  non-fundamental  investment restrictions,  which a Fund's Board of Directors may change without  shareholder approval.

Babson-Stewart  Ivory International Fund will not engage in any of the following activities:  (1) invest  directly in oil, gas, or other mineral  exploration  or development programs:  (2) invest more than 5% of its total assets in securities which are  restricted  as to future  sale;  (3) invest more than 5% of its total assets in puts, calls, straddles, spreads, and any combination thereof (the Fund will engage in options transactions for hedging purposes only); and (4) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets.  Included within that amount, but not to exceed 2% of the value of the Fund's net assets,  may be warrants  that are not listed on the New
York or American Stock  Exchange.  Warrants  acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

Portfolio  Transactions.  Decisions to buy and sell securities for the Funds are made by David L. Babson &  Company,  Inc.  (often "David L. Babson") and S.I
International Assets (the "Investment Advisors"), under the supervision of Jones
&  Babson,  Inc. The  Investment  Advisors  are  generally  responsible  for implementing or supervising these decisions,  including  allocation of portfolio brokerage and principal  business and the negotiation of commissions  and/or the price of the securities. Portfolio turnover will be no more than is necessary to meet  the  Funds'  investment  objectives.  Under  normal  circumstances,  it is anticipated that the Funds' portfolio turnover will not exceed 100%.

In instances  where  securities are purchased on a commission  basis,  the Funds will seek competitive and reasonable  commission rates based on circumstances of the trade  involved  and to the extent that they do not detract from the quality of the execution.  The Funds,  in purchasing and selling  portfolio  securities, will seek the best  available  combination of execution and overall price (which shall include the cost of the  transaction)  consistent  with the  circumstances which exist at the time. The Funds do not intend to solicit  competitive bids on each transaction.

The Funds believe it is in their best interest,  and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong  and  technically  qualified  broker-dealers  who  will  provide  quality executions at competitive  rates.  Broker-dealers  meeting these  qualifications also will be selected for their  demonstrated  loyalty to the Funds, when acting on their behalf,  as well as for any research or other services  provided to the
Funds.  Substantially all of the equity portfolio  transactions  (except for the
Babson-Stewart  Ivory  International Fund) are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the  size  of the  Fund's  transactions  and  for  the  types  of  securities predominant in the Fund's  portfolio.  Commissions of  transactions  executed on foreign  exchanges  are  generally on a fixed basis.  The  Babson-Stewart  Ivory
International Fund endeavors to obtain the rate of such commission in good faith so as to achieve the most  favorable  results  under the  circumstances  of each transaction.  When buying securities in the  over-the-counter  market, the Funds will select a broker who maintains a primary  market for the security  unless it appears  that a  better  combination  of price  and  execution  may be  obtained elsewhere.  The  Funds  normally  will  not  pay a  higher  commission  rate  to broker-dealers  providing  benefits  or  services to them than they would pay to broker-dealers who do not provide such benefits or services.  However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the
Securities  Exchange  Act of 1934 when it appears that this would be in the best interests of the shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing such business.  Allocation is reviewed  regularly by both the
Board of Directors of the Funds and Jones & Babson.

When it appears to be in the best interests of its  shareholders,  the Funds may join with other clients of the managers in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between the Funds and other clients  participating in the  transaction.  In some instances,  this  investment  procedure may affect the price paid or received by the Funds or the size of the position obtained by the Funds.

For the past three fiscal years each year,  the total dollar amount of brokerage commissions paid by the Funds were as follows:

Enterprise  -  $648,300,   $172,511  and  $194,880  for  2002,  2001  and  2000,
respectively;  Enterprise II - $ 82,267, $87,920 and $87,374; Growth - $231,944,
$433,451 and $664,645;  Shadow $117,629  $87,234 and $31,070;  Value - $597,143,
$737,442 and $1,223,429;  Stewart Ivory  International - $139,961,  $169,537 and
$236,401.

                              PERFORMANCE MEASURES

The Funds may advertise  "average  annual total return" over various  periods of time. Such total return figures show the average  percentage  change in value of an investment in the Funds from the  beginning  date of the measuring  period to the end of the measuring  period.  These figures reflect changes in the price of the Funds'  shares and assume that any income  dividends  and/or  capital  gains distributions  made by the Funds during the period were  reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable),  and  may be  given  for  other  periods  as  well  (such  as  from commencement  of  the  Funds'  operations,  or on a  year-by-year  basis).  When considering  "average" total return figures for periods longer than one year, it is important  to note that a Fund's  annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return.  The Funds' "average  annual total return"  figures  described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

T    = average annual total return
n    = number of years
ERV  = Ending  Redeemable  Value of a  hypothetical  $1,000  payment made at the beginning of the 1, 5 or 10 year (or other)  periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

From time to time,  Babson Bond Trust and Babson  Tax-Free Income Fund may quote its yield in  advertisements,  shareholder  reports or other  communications  to shareholders.  Yield is calculated  according to the following  standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current  yield is  determined  by dividing the net  investment  income per share earned  during a 30-day base period by the maximum  offering  price per share on the last day of the period and annualizing the result.  Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

Yield = 2(((a-b)/cd+1)^6) - 1

     Where:

a    = dividends and interest earned during the period
b    = expenses accrued for the period (net of reimbursements)
c    = the average  daily  number of shares  outstanding  during the period that were entitled to receive dividends
d    = the maximum offering price per share on the last day of the period.

From  time to time,  the  Babson  Money  Market  Fund may  quote  its  yields in advertisements,  shareholder  reports or other  communications  to shareholders.
Yield  information  is  generally  available  by  calling  the  Funds  toll free
1-800-4-BABSON (1-800-422-2766),  or in the Kansas City area (816) 751-5900. The current  annualized  yield  for the  Money  Market  Fund  is  computed  by:  (a)
determining the net change in the value of a hypothetical  pre-existing  account in the Fund having a balance of one share at the  beginning of a seven  calendar day period for which yield is to be quoted,  (b)  dividing the net change by the value of the  account at the  beginning  of the period to obtain the base period return,  and (c)  annualizing  the results  (i.e.,  multiplying  the base period return by 365/7).  The net change in value of the account  reflects the value of additional  shares  purchased with dividends  declared on the original share and any such additional  shares,  but does not include  realized gains and losses or unrealized appreciation and depreciation.  In addition, the Fund may calculate a compound  effective  yield by adding 1 to the base period return  (calculated as described  above,  raising the sum to a power equal to 365/7 and subtracting 1).
For the period ended June 30, 2002, the seven-day effective yield and thirty-day effective yield of the Money Market Fund were 0.88% and 0.85%, respectively.  At
June 30, 2002, the average maturity of the Money Market Fund was 58 days.

Performance  Comparisons.  In advertisements or in reports to shareholders,  the
Funds may compare their  performance  to that of other mutual funds with similar investment  objectives and to stock or other relevant indices. For example, they may  compare  their  performance  to  rankings  prepared  by  Lipper  Analytical
Services, Inc. (Lipper) or Morningstar,  Inc., two widely recognized independent services which monitor the  performance  of mutual funds.  The Funds may compare their performance to the Standard & Poor's 500 Stock Index ("S&P 500"), an index of  unmanaged  groups of common  stocks,  the Dow Jones  Industrial  Average,  a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE,  the  MSCI/EAFE,  an index of unmanaged  stocks from 20  international markets,  the S&P Barra Value, a  capitalization  weighted index associated with
"value" stocks, the S&P Barra Growth, a capitalization weighted index associated with  "growth"  stocks,  the Russell  2000  Index,  an index that  measures  the performance of the smallest 2000 publicly traded companies,  the Lehman Brothers
Aggregate Bond Index,  an index of government,  corporate and agency bonds,  the
Lehman Brothers Intermediate Government Corporate Index, an index of government, agency and  corporate  notes between 1 and 10 year  maturities,  or the Consumer
Price Index. Performance  information,  rankings,  ratings,  published editorial comments and  listings as reported in national  financial  publications  such as
Barron's,  Business Week, Forbes, Fortune,  Institutional  Investor,  Investor's
Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual
Funds, Mutual Fund Forecaster,  No-Load Investor and The Wall Street Journal may
also be used in  comparing  performance  of the  Fund.  Performance  comparisons should not be  considered as  representative  of the future  performance  of any
Fund.

Performance rankings, recommendations, published editorial comments and listings reported in Barron's, Business Week, Financial World, Forbes, Fortune, Investors
Business  Daily,  Kiplinger's  Personal  Finance  Magazine,  Money,  Mutual Fund
Magazine,  Smart Money,  Stanger's,  The Wall Street Journal, USA Today and U.S.
News & World  Report  may also be cited  (if the  Funds  are  listed in any such publication)  or  used  for  comparison,  as well as  performance  listings  and rankings from CDA Investment Technologies, Inc., Donoghue's Mutual Fund Almanac,
Donoghue's  Money  Letter,  Income and  Safety,  Louis  Rukeyser's  Wall  Street
Newsletter,  Morningstar  Mutual  Funds,  No-Load  Fund  Analyst,  No-Load  Fund
Investor,  No-Load Fund X,  Personal  Finance,  The Mutual Fund  Letter,  United
Mutual Fund Selector and Wiesenberger Investment Companies Service.

Average  annual total return  before taxes.  Average  annual total return before taxes is  determined  by finding  the  average  annual  rates of return over the periods  indicated  below  that  would  equate an  initial  hypothetical  $1,000 investment  to its ending  redeemable  value.  The  calculation  assumes  income dividends and capital gain  distributions are reinvested at net asset value. The quotation assumes the account was completely  redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure,  historical performance  information will be restated to reflect the maximum  initial sales charge  currently in effect.  The table below shows the average annual total return for each Fund for the specified periods.

  For the one year 7/1/01-6/30/02

  Enterprise                                    20.82%
  Enterprise II                                  2.92%
  Growth                                       -24.90%
  Shadow Stock                                  12.44%
  Value                                        - 3.02%
  Stewart Ivory International                  -13.72%
  Bond Trust - L                                 4.82%
  Bond Trust - S                                 5.21%
  Tax-Free Income                                6.12%
  Money Market                                   1.55%

  For the five years 7/1/97 - 6/30/02

  Enterprise                                     9.12%
  Enterprise II                                  8.21%
  Growth                                       - 0.18%
  Shadow Stock                                  11.94%
  Value                                          5.33%
  Stewart Ivory International                  - 4.21%
  Bond Trust - L                                 6.17%
  Bond Trust - S                                 6.08%
  Tax-Free Income                                5.30%
  Money Market                                   4.16%

  For the ten years 7/1/92 - 6/30/02

  Enterprise                                    12.27%
  Enterprise II                                 13.04%
  Growth                                         8.50%
  Shadow Stock                                  13.90%
  Value                                         12.30%
  Stewart Ivory International                    3.09%
  Bond Trust - L                                 6.40%
  Bond Trust - S                                 6.09%
  Tax-Free Income                                5.67%
  Money Market                                   3.99%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ERV

Where:

P    = a hypothetical initial payment of $1,000
T    = average annual total return
N    = number of years
ERV  = ending  redeemable  value of a  hypothetical  $1,000  payment made at the beginning of each period at the end of each period.

Average  annual  total  return  after  taxes on  distributions  and sale of fund shares.  Average annual total return after taxes on  distributions is determined by finding the average annual rates of return over the periods  indicated  below that  would  equate an  initial  hypothetical  $1,000  investment  to its ending redeemable  value,  after taxes on distributions.  The calculation  assumes that income  dividends  and capital  gain  distributions,  less the taxes due on such distributions,  are  reinvested at net asset value.  The  quotation  assumes the account was  completely  redeemed at the end of each period and the deduction of all applicable  charges and fees, but assumes that the redemption  itself had no tax consequences. If a change is made to the sales charge structure,  historical performance  information  will be restated to reflect the maximum  initial sales charge currently in effect.

Taxes due on  distributions  are  calculated by applying the highest  individual marginal federal income tax rates in effect on the reinvestment  date, using the
rates  that   correspond  to  the  tax  character  of  each   component  of  the
distributions  (e.g.,  the ordinary  income rate for  distributions  of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions  of net  long-term  capital  gains).  The  taxable  amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual  taxpayer on the  reinvestment  date;  for  example,  no taxes are  assumed  to be due on the portion of any  distribution  that would not result in federal  income tax on an individual (e.g.,  tax-exempt interest or non-taxable  returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities  other than federal tax liabilities (e.g.,  state and local taxes) are disregarded,  as are the effects of phaseouts of certain exemptions,  deductions,  and credits at various income levels,  and the impact of the federal  alternative  minimum tax.
Any  redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.  The table below shows the average  annual total return  after taxes on  distributions  for each Fund for the specified periods.

  For the one year 7/1/01-6/30/02

  Enterprise                                    20.14%
  Enterprise II                                  1.78%
  Growth                                       -25.25%
  Shadow Stock                                  11.82%
  Value                                        - 3.76%
  Stewart Ivory International                  -12.08%
  Bond Trust - L                                 2.66%
  Bond Trust - S                                 2.95%
  Tax-Free Income                                6.12%

  For the five years 7/1/97 - 6/30/02

  Enterprise                                     6.87%
  Enterprise II                                  6.75%
  Growth                                       - 2.98%
  Shadow Stock                                   9.85%
  Value                                          3.67%
  Stewart Ivory International                  - 4.64%
  Bond Trust - L                                 3.74%
  Bond Trust - S                                 3.62%
  Tax-Free Income                                5.15%

  For the ten years 7/1/92 - 6/30/02

  Enterprise                                    10.28%
  Enterprise II                                 11.57%
  Growth                                         5.73%
  Shadow Stock                                  11.15%
  Value                                         10.64%
  Stewart Ivory International                    2.33%
  Bond Trust - L                                 3.66%
  Bond Trust - S                                 3.36%
  Tax-Free Income                                5.38%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVD

Where:

P    = a hypothetical initial payment of $1,000
T    = average annual total return (after taxes on distributions)
n    = number of years
ATVD = ending  redeemable  value of a  hypothetical  $1,000  payment made at the beginning  of each  period at the end of each  period,  after taxes on fund distributions but not after taxes on redemption.

Average  annual  total  return  after  taxes on  distributions  and sale of fund shares.  Average  annual total return after taxes on  distributions  and sale of fund shares is determined by finding the average annual rates of return over the periods  indicated  below  that  would  equate an  initial  hypothetical  $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares.  The calculation  assumes that income dividends and capital gain distributions  are  reinvested  at net asset value.  The  quotation  assumes the account was  completely  redeemed at the end of each period and the deduction of all applicable charges and fees,  including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated  to reflect  the maximum  initial  sales  charge  currently  in effect.

Taxes due on  distributions  are  calculated by applying the highest  individual marginal federal income tax rates in effect on the reinvestment  date, using the
rates  that   correspond  to  the  tax  character  of  each   component  of  the
distributions  (e.g.,  the ordinary  income rate for  distributions  of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions  of net  long-term  capital  gains).  The  taxable  amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual  taxpayer on the  reinvestment  date;  for  example,  no taxes are  assumed  to be due on the portion of any  distribution  that would not result in federal  income tax on an individual (e.g.,  tax-exempt interest or non-taxable  returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities  other than federal tax liabilities (e.g.,  state and local taxes) are disregarded,  as are the effects of phaseouts of certain exemptions,  deductions,  and credits at various income levels,  and the impact of the federal  alternative  minimum tax.
Any  redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon  redemption is calculated by  subtracting  the tax basis from the redemption  proceeds,  after deducting any  nonrecurring  charges assessed at the end of the period,  subtracting  capital  gains taxes  resulting from the  redemption,  or adding the tax benefit from capital  losses  resulting from the redemption. In determining the basis for a reinvested distribution, the distribution  is included net of taxes assumed paid from the  distribution,  but not net of any sales loads imposed upon reinvestment.  Tax basis is adjusted for any  distributions  representing  returns  of  capital  and any  other tax basis adjustments  that  would  apply  to an  individual  taxpayer,  as  permitted  by applicable federal law. The amount and character (e.g., short-term or long-term)
of capital gain or loss upon  redemption  is  separately  determined  for shares acquired  through the initial  investment and each subsequent  purchase  through reinvested distributions.  Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial  investment.  The tax  character of such  reinvestments  is determined by the length of the period between  reinvestment  and  the end of the  measurement  period  in the  case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated  using the highest  federal  individual  capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption  date.  Shareholders are assumed to have  sufficient  capital gains of the same  character from other investments  to offset  any  capital  losses  from the  redemption,  so that the taxpayer may deduct the capital losses in full.

The  table  below  shows  the  average   annual  total  return  after  taxes  on
distributions and sale of Fund shares for each Fund for the specified periods.

  For the one year 7/1/01-6/30/02

  Enterprise                                    20.14%
  Enterprise II                                  1.79%
  Growth                                       -25.25%
  Shadow Stock                                  11.83%
  Value                                        - 3.76%
  Stewart Ivory International                  -12.09%
  Bond Trust - L                                 2.67%
  Bond Trust - S                                 2.95%
  Tax-Free Income                                6.12%

  For the five years 7/1/97 - 6/30/02

  Enterprise                                     6.88%
  Enterprise II                                  6.75%
  Growth                                       - 2.98%
  Shadow Stock                                   9.85%
  Value                                          3.67%
  Stewart Ivory International                  - 4.65%
  Bond Trust - L                                 3.75%
  Bond Trust - S                                 3.62%
  Tax-Free Income                                5.16%

  For the ten years 7/1/92 - 6/30/02

  Enterprise                                    10.28%
  Enterprise II                                 11.58%
  Growth                                         5.73%
  Shadow Stock                                  11.16%
  Value                                         10.64%
  Stewart Ivory International                    2.33%
  Bond Trust - L                                 3.66%
  Bond Trust - S                                 3.37%
  Tax-Free Income                                5.39%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVDR

where:

P    =a hypothetical initial payment of $1,000
T    =average annual total return (after taxes on distributions and redemptions)
n    =number of years
ATVDR= ending value of a  hypothetical  $1,000  payment made at the beginning of each period at the end of each  period,  after taxes on fund  distributions and redemption.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson,  as agent of the Funds has agreed to supply its best  efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution  expenses in connection with their offering other than registration fees and other  government  charges.  The offering of the Funds'  shares is on a continuous  basis.  Jones & Babson is located at BMA  Tower,  700 Karnes  Blvd.,
Kansas City, MO 64108-3306.

Jones &  Babson  does  not  receive  any fee or  other  compensation  under  the distribution  agreement  which  continues in effect until October 31, 2002,  and which will continue  automatically  for  successive  annual  periods ending each
October  31, if approved at least  annually  by the Funds'  Board of  Directors, including a majority of those  Directors who are not parties to such  agreements or interested persons of any such party. It terminates automatically if assigned by either  party or upon 60 days  written  notice by either  party to the other.
Jones & Babson also serves as the Funds' Transfer Agent.

                          PURCHASING AND SELLING SHARES

Purchases.  Neither the Funds nor the entities that provide  services to it (the
"Fund  Complex") will be responsible for the  consequences of delays,  including delays in the banking or Federal  Reserve wire systems.  The Fund Complex cannot process  transaction  requests  that are not  completed  properly.  Examples  of improper  transaction  requests may include lack of a signature  guarantee  when required,  lack of proper signatures on a redemption request or a missing social security  or tax id  number.  If you use the  services  of any  other  broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased  directly  from the Funds  without this  brokerage fee. Each order accepted will be fully invested in whole and fractional  shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account,  which provides  necessary tax information.  A duplicate copy of a past annual  statement  is  available  from Jones & Babson at its cost,  subject to a minimum charge of $5 per account, per year requested.

Each  statement and  transaction  confirmation  will request that you inform the
Fund in writing of any questions about the information presented.  If you do not notify the Fund in writing of any questions  within the  specified  time period, the Funds will consider you to have approved the information in the statement.

Normally,  the shares  you  purchase  are held by the Funds in an open  account, thereby relieving you of the  responsibility of providing for the safekeeping of
a  negotiable  share  certificate.   Should  you  have  a  special  need  for  a
certificate,  one will be issued on  request  for all or a portion  of the whole shares in your  account.  A charge of $25.00  will be made for any  certificates issued.  In order to protect  the  interests  of the other  shareholders,  share certificates will be sent to those  shareholders who request them only after the
Funds have determined that  unconditional  payment for the shares represented by the  certificate  has been received by its custodian,  UMB Bank,  n.a. The Funds reserve the right in their sole  discretion  to withdraw  all or any part of the offering  made by the  prospectus  or to reject  purchase  orders  when,  in the judgment of Funds'  management,  such  withdrawal  or  rejection  is in the best interest of the Fund and its shareholders.  The Funds also reserve the right at any time to waive or increase the minimum requirements  applicable to initial or subsequent  investments  with  respect to any person or class of persons,  which includes shareholders of the Funds' special investment programs.

The Funds  reserve  the right to refuse to accept  orders  for  shares of a Fund unless accompanied by payment,  except when a responsible person has indemnified the Funds  against  losses  resulting  from the  failure  of  investors  to make payment.  In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter,  Jones & Babson, will cover the loss.  If an order to purchase  shares must be canceled due to  non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such  cancellation.  To recover any such loss, the Funds reserve the right to redeem shares by any purchaser  whose order is canceled,  and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales  (Redemptions).   The  Fund  Complex  will  not  be  responsible  for  the
consequences of delays,  including delays in the banking or Federal Reserve wire systems.  The Fund Complex  cannot  process  transaction  requests  that are not completed properly.

The Funds will transmit  redemption proceeds to the proper party, as instructed, as soon as  practicable  after a proper  redemption  request  has been  received usually no later than the third  business  day after it is  received.  The Funds must receive an endorsed share certificate with a signature  guarantee,  where a certificate has been issued.  Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption  request. In the case of redemption requests made within 15 days of the date of purchase, the
Funds may delay  transmission  of proceeds until such time as it is certain that unconditional  payment  has been  collected  for the  purchase  of shares  being redeemed  or 15 days from the date of  purchase,  whichever  occurs  first.  The
Telephone/Fund Web Site Redemption Service may only be used for non certificated shares  held in an open  account.  The  Funds  reserve  the  right  to  refuse a telephone or fund web site redemption  request. At our option, the Funds may pay such  redemption by wire or check.  The Funds may reduce or waive the $10 charge
for  wiring  redemption  proceeds  in  connection  with  certain  accounts.   To
participate in the Systematic  Redemption  Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

Babson Money Market Fund may accept drafts  (checks) on the form provided by the
Fund without the necessity of an accompanying guarantee of signature,  and drawn on the  registered  shareholder  account,  to  redeem  sufficient  shares in the registered  shareholder account and to deposit the proceeds in a special account at UMB Bank, n.a. for transmission  through the commercial banking system to the credit of the draft  payee.  The  drafts  must be in at least the amount of $500 with a maximum  of  $100,000  total  per day in  drafts,  and may be drawn  only against shares held in open account (no certificate outstanding).  The Funds and their  Manager  may refuse to honor  drafts  where there are  insufficient  open account shares in the registered  account,  or where shares to be redeemed which were  purchased  by check  have  been  held for  less  than 15 days,  and to the specific conditions relating to this privilege as well as the general conditions set out above.

Due to the high cost of maintaining  smaller  accounts,  the Funds have retained the authority to close  shareholder  accounts  where their value falls below the current minimum initial  investment  requirement at the time of initial purchase as a result  of  redemptions  but not as the  result of  market  action,  if the account value  remains below this level for 60 days after each such  shareholder account is mailed a notice of: (1) the Fund's  intention  to close the  account,
(2) the minimum account size requirement,  and (3) the date on which the account will be closed if the minimum  size  requirement  is not met.  Since the minimum investment amount and the minimum account size are the same, any redemption from an  account  containing  only  the  minimum  investment  amount  may  result  in redemption of that account.

The Funds may suspend the right of  redemption  or postpone  the date of payment beyond the normal  three-day  redemption  period under the following  conditions authorized by the Investment  Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed,  other than  customary  weekend and holiday  closing,  or (b) during which trading on the New York Stock Exchange is restricted;  (2) for any period during which an emergency  exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not  reasonably  practical  for a Fund to determine the fair value of its net
assets;  (3)  under  certain   circumstances  where  certain   shareholders  are
attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular  basis;  or (4) for such other  periods as the  Securities  and Exchange
Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one  shareholder.  Should  redemptions by any shareholder  exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting the assets to cash.  The method of valuing  securities  used to make  redemptions in kind will be the same as the method of valuing  portfolio  securities  described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Market  Timers.  The Funds do not allow market  timers.  The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you have
(i)  requested  a  redemption  of Fund  shares  within  two weeks of an  earlier purchase  request,  (ii) make investments of large amounts of $1 million or more followed by a  redemption  request in close  proximity  to the purchase or (iii)
otherwise  seem to follow a timing  pattern.  Shares under  common  ownership or control are combined for these purposes.

How Share Price is  Determined.  The Funds net asset value per share is computed once daily,  Monday through Friday, at 4:00 p.m., Eastern Time except: days when the  Funds  are not open for  business;  days on which  changes  in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds do not  compute  its net  asset  value  days  when the New York  Stock
Exchange is closed or on the following customary holidays:

New Year's Day                                       January 1
Martin Luther King Jr. Day                           Third Monday in January
Presidents' Holiday                                  Third Monday in February
Good Friday                                          Friday before Easter
Memorial Day                                         Last Monday in May
Independence Day                                     July 4
Labor Day                                            First Monday in September
Thanksgiving Day                                     Fourth Thursday in November
Christmas Day                                        December 25

Additional Purchase and Redemption Policies.  The Funds reserve the right to:

(1)  Waive or increase the minimum  investment  requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Fund's special investment programs;

(2)  Cancel  or  change  the   telephone/Funds'  web  site  investment  service,
     redemption  service,  the  telephone  exchange  service  and the  automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Funds and their shareholders;

(3)  Begin charging a fee for the telephone  investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

(4)  Begin  charging  a fee for the  telephone/Funds'  web site  service  and to cancel or change the service upon 60 days written notice to you;

(5)  Begin  charging  a fee  for the  systematic  redemption  plan  upon 30 days written notice to you;

(6)  Waive  signature  guarantee  requirements  in  certain  instances  where it appears  reasonable  to do so and will not unduly  affect the  interests of other  shareholders;  the Funds  may also  waive  the  signature  guarantee requirement  if you authorize the telephone  redemption  method at the same time you submit the initial application to purchase shares; and,

(7)  Require  signature   guarantees  if  there  appears  to  be  a  pattern  of
     redemptions  designed to avoid the signature guarantee  requirement,  or if the Funds have other  reason to believe that this  requirement  would be in the best interests of the Fund and its shareholders.

                             MANAGEMENT OF THE FUNDS

Manager and Investment Advisors.  As a part of the Management  Agreement,  Jones
&   Babson  employs  at  its  own  expense  David  L.  Babson  and  for  the
Babson-Stewart   Ivory  International  Fund,  S.I.   International   Assets,  as
Investment Advisors for the Funds.  Analytic Systems, Inc. acts as an additional advisor  for the Shadow  Stock  Fund.  David L.  Babson,  located in  Cambridge,
Massachusetts,  is registered with the Securities Exchange Commission and serves individual, corporate and other institutional clients. S.I. International Assets is a  partnership  formed in 1987,  by David L. Babson and  Stewart  Ivory &
Company (International) Ltd.

Jones & Babson,  Inc. is a wholly-owned  subsidiary of Business Men's  Assurance
Company of America which is  considered  to be a  controlling  person of Jones &
Babson, under the Investment Company Act of 1940. Assicurazioni Generali S.p.A.,
an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a  controlling  person of and is the  ultimate  parent of  Business  Men's
Assurance Company of America. Mediobanca is a 5% owner of Generali.

David L. Babson is a wholly owned subsidiary of DLB Acquisition Corporation,  an indirect,  majority  owned  subsidiary of  Massachusetts  Mutual Life  Insurance
Company headquartered in Springfield,  Massachusetts.  Massachusetts Mutual Life
Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson,  under the Investment Company Act of 1940.

S.I.  International  Assets is a  partnership  formed in 1987,  between David L.
Babson  &   Company,   Inc.  and   Stewart-Ivory   Company   (International)
Ltd.("Stewart-Ivory")  a wholly-owned  subsidiary of First State Investments (UK
Holdings)  Limited  and an  indirect  subsidiary  of the  Commonwealth  Bank  of
Australia.  On September  20,  2002,  Babson and  Stewart-Ivory  entered into an agreement providing for the orderly winding-up of S.I.  International Assets and the continuation of the S.I.  International Assets' advisory business by Stewart
Ivory (to be renamed  First  State  Investments  International  Limited).  It is
anticipated  that Stewart  Ivory will seek to serve under Jones &  Babson as the  advisor to the  Babson-Stewart  Ivory  International  Fund  going  forward,
subject  to  approval  by  Jones  &   Babson,   the  Board  and  the  Fund's
shareholders.

The aggregate management fees paid to Jones & Babson by the Funds during the three most recent  fiscal years ended June 30,  2002,  2001 and 2000 (from which
Jones & Babson paid all the Funds' expenses except those payable directly by the Funds) were  $2,469,000,  $1,275,000 and  $1,392,000,  respectively  for the
Enterprise  Fund;  $724,000,  $724,000 and $775,000 for the Enterprise  Fund II;
$2,362,000,  $3,415,000 and $3,815,000 for the Growth Fund;  $556,000,  $471,000
and $423,000 for the Shadow Stock Fund;  $4,264,000,  $4,782,000  and $7,928,000
for the Value Fund;  $287,000,  $710,000  and  $838,000  for the  Stewart  Ivory
International  Fund;  $922,000,  $944,000  and  $1,039,000  for the  Bond  Trust
Portfolio L;  $298,000,  $289,000  and  $317,000 for the Bond Trust  Portfolio S
(does not include the effect of fee waiver); $327,000, $346,000 and $434,000 for the Money Market Fund;  $342,000,  $306,000 and $437,000 for the Tax-Free Income
Fund. The annual fee charged by Jones &  Babson covers all normal  operating costs of the Funds. The annual fee charged by Jones &  Babson is higher than the fees of most other  investment  advisors whose charges cover only investment advisory services with all remaining  operational  expenses absorbed directly by the Funds.  Yet,  it  compares  favorably  with these  other  advisors  when all expenses to Funds shareholders are taken into account.

David L. Babson has an experienced  investment analysis and research staff which eliminates  the need for  Jones  &  Babson  and the  Funds  to  maintain  an extensive  duplicate  staff,  with  the  consequent  increase  in  the  cost  of investment  advisory  service.  Jones & Babson pays David L. Babson a fee of
70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent
(0.50%) of amounts in excess of $30 million of Enterprise  Fund's  average daily total net  assets;  70/100 of one  percent  (0.70%) of the first $30 million and
50/100 of one percent  (0.50%) of amounts in excess of $30 million of Enterprise
Fund II's;  30/100 of one percent (0.30%) for the first $100 million,  25/100 of one percent  (0.25%) on the next $150 million and 20/100 of one percent  (0.20%)
for amounts in excess of $250  million of Growth  Fund's;  25/100 of one percent
(0.25%) of Shadow Stock Fund's;  35/100 of one percent  (0.35%) of Value Fund's;
475/1000 of one percent (0.475%) of Stewart Ivory International  Fund's;  25/100
of one  percent  (0.25%)  of Bond Trust  Portfolio  L's;  15/100 of one  percent
(0.15%) of Bond Trust  Portfolio  S's  (through  June 30,  2002);  20/100 of one percent (0.20%) of Money Market Fund;  25/100 of one percent (0.25%) of Tax-Free
Income  Fund,  which is  computed  daily and paid  semimonthly.  The cost of the services of David L. Babson is included in the  services of Jones &  Babson.
During the three most recent  fiscal years ended June 30,  2002,  2001 and 2000,
Jones &  Babson paid David L. Babson fees amounting to $1,285,154,  $622,694 and $678,776,  respectively  for the  Enterprise  Fund;  $277,466,  $347,129 and
$371,379 for the Enterprise Fund II; $814,927, $1,043,618 and $1,155,760 for the
Growth  Fund,  $119,330,  $214,410  and  $189,873  for the  Shadow  Stock  Fund;
$957,033,  $1,762,057 and $2,909,143 for the Value Fund; $893,160,  $355,192 and
$418,950  for the Stewart  Ivory  International  Fund;  $189,702,  $248,268  and
$272,699 for the Bond Trust  Portfolio L; $186,369,  $45,700 and $49,848 for the
Bond Trust  Portfolio  S;  $164,205,  $87,690 and  $101,003 for the Money Market
Fund;  $90,010,  $93,646 and $111,918 for the Tax-Free  Income Fund,  related to services provided to the Funds.

Directors and  Officers.  Each of the Funds are governed by a Board of Directors
(or  Trustees),  which  is  responsible  for  protecting  the  interests  of the
shareholders.   The  Directors  are  experienced   business  persons,  who  meet
throughout  the  year to  oversee  the  Funds'  activities,  review  contractual arrangements  with  companies  that provide  services to the Funds and to review performance.  Certain  officers and  directors of the Funds are also officers or directors  of Jones & Babson,  Babson-Stewart  Ivory  International  or David L.
Babson.

The officers of the Funds are  responsible  for  supervising the Funds' business operations.  The Funds'  business  operations are subject to the supervision and control of the Funds' Boards.  The following lists the officers and directors of the Funds and their ages.  Unless noted  otherwise,  the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City,  Missouri  64108-3306.
Except as  indicated,  each has been an employee of Jones & Babson for more than five years.

Name, Age and Address
Stephen S. Soden (57)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Director, President and Principal Executive Officer

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
President,   Chief  Executive  Officer  and  Director,   Jones  &  Babson,  Inc.
(management  company);  Director,  Babson  Enterprise Fund II, Inc.;  President,
Investors  Mark  Advisors,  LLC  ("IMA")  (management  company);  President  and
Principal  Executive  Officer,  Investors Mark Series Fund,  Inc. (one fund with nine portfolios);  President and  Director/Trustee,  Buffalo Fund Complex (seven funds)4;  President and Trustee, J&B Funds (three funds)5; Senior Vice President of Business Men's Assurance Company of America ("BMA") (insurance company); and, formerly,  President and Chief Executive Officer of BMA Financial Services, Inc.
("BMAFS") (broker/dealer) until December 31, 2001 when BMAFS ceased operations.

Number of Portfolios in Fund Complex Overseen by Director
Eleven

Other Directorships Held By Director
None

Name, Age and Address
Edward S. Ritter (47)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Director

Term of Office and Length of Time Served
One year term and no years of service

Principal Occupation(s) During Past 5 Years
Senior Vice President of Corporate Development,  Business Mens Assurance Company
of  America  ("BMA")  (insurance  company);   Director,  Jones  &  Babson,  Inc.
(management company); Director, Investors Mark Advisors, LLC ("IMA") (management company);  Director of each  Babson Fund  described  in this  prospectus  except
Babson Enterprise Fund II (nine funds)

Number of Portfolios in Fund Complex Overseen by Director
Nine

Other Directorships Held By Director
None

Non-Interested Directors

Name, Age and Address
James T. Jensen (73)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Director

Term of Office and Length of Time Served
One year term and fifteen years of service

Principal Occupation(s) During Past 5 Years
Chief Executive Officer, Jensen Associates, Inc. (consulting)

Number of Portfolios in Fund Complex Overseen by Director
One1

Other Directorships Held By Director
None

Name, Age and Address
William H. Russell (79)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Director

Term of Office and Length of Time Served
One year term and seventeen years of service

Principal Occupation(s) During Past 5 Years
Financial consultant

Number of Portfolios in Fund Complex Overseen by Director
Nineteen2

Other Directorships Held By Director
None

Name, Age and Address
H. David Rybolt (60)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Director

Term of Office and Length of Time Served
One year term and eleven years of service

Principal Occupation(s) During Past 5 Years
Consultant, HDR Associates (management consulting)

Number of Portfolios in Fund Complex Overseen by Director
Eighteen3

Other Directorships Held By Director
None

Officers of the Funds

Name, Age and Address
P. Bradley Adams (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Vice President,  Treasurer, Principal Financial Officer and Principal Accounting
Officer

Term of Office and Length of Time Served
One year term and eleven years of service

Principal Occupation(s) During Past 5 Years
Vice  President  Finance and Operations and Chief  Operations  Officer,  Jones &
Babson,  Inc.  (management  company);   Treasurer,   IMA  (management  company);
Principal  Financial Officer and Principal  Accounting  Officer,  Investors Mark
Series Fund; Vice President and Treasurer, Buffalo Fund Complex; Vice President,
Chief  Financial  Officer  and  Trustee,  J&B Funds;  and,  Treasurer  and Chief
Financial Officer, Gold Bank Funds (two funds)6.

Name, Age and Address
W. Guy Cooke (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Vice President and Chief Compliance Officer

Term of Office and Length of Time Served
One year term and three years of service

Principal Occupation(s) During Past 5 Years
Chief  Compliance  Officer,  Jones & Babson,  Inc.  (management  company);  Vice
President and Chief Compliance Officer, Buffalo Fund Complex and J&B Funds.

Name, Age and Address
Martin A. Cramer (52)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Vice President and Secretary

Term of Office and Length of Time Served
One year term and eleven years of service

Principal Occupation(s) During Past 5 Years
Legal and Regulatory Affairs Vice President and Secretary,  Jones & Babson, Inc.
(management company);  Secretary,  IMA (management company);  Vice President and
Secretary,  Buffalo Fund Complex;  Assistant Vice  President and Secretary,  J&B
Funds; and, Secretary, Gold Bank Funds (two funds).

Name, Age and Address
Constance E. Martin (40)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Vice President

Term of Office and Length of Time Served
One year term and six years of service

Principal Occupation(s) During Past 5 Years
Vice President and Director Mutual Fund Client Relations,  Jones & Babson,  Inc.
(management company); Vice President, Buffalo Fund Complex and J&B Funds.

1    Director, Babson-Stewart Ivory International Fund, Inc.

2    Director, each Fund described in this Prospectus; also, Director, Investors
     Mark Series Fund, Inc.  ("Investors  Mark Series Fund"),  which consists of the following  nine  portfolios:  Balanced,  Global Fixed Income,  Growth &
     Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small
     Cap Equity, Mid Cap Equity, and Money Market.

3    Director,  each Fund described in this  Prospectus,  except  Babson-Stewart
     Ivory International Fund, Inc.; also, Director, Investors Mark Series Fund,
     Inc.

4    The Buffalo Fund Complex consists of Buffalo  Balanced Fund, Inc.,  Buffalo
     Large Cap Fund,  Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo  Small Cap
     Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid
     Cap  Fund.  Jones &  Babson,  Inc.  serves  as  Principal  Underwriter  and
     Registered Transfer Agent for each fund in the Buffalo Fund Complex.

5    The J&B Funds is a series fund consisting of J&B Mid-Cap  Aggressive Growth
     Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap  International
     Fund.  Jones  &  Babson,  Inc.  serves  as  Investment  Advisor,  Principal
     Underwriter and Registered Transfer Agent for each of the J&B Funds.

6    Gold Bank Funds is a series  fund  consisting  of Gold Bank Equity and Gold
     Bank Money Market Fund. Jones & Babson,  Inc. serves as Registered Transfer
     Agent for each of the Gold Bank Funds.

As of December 31,  2001,  the  Directors  held the  following  interests in the
Funds' securities:

------------------------------- ------------------------------------------------ -------------------------------------
                                                                                   Aggregate Dollar Range of Equity
   Name of Director/Trustee     Dollar Range of Equity Securities in Each Fund       Securities in all Registered
                                                                                   Investment Companies Overseen by
                                                                                    Director/Trustee in Family of
                                                                                         Investment Companies
------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

      William H. Russell        Money Market:            None                              $50,001-$100,000
                                Tax-Free Income:         $50,001-$100,000
                                Bond Trust (L):          None
                                Bond Trust (S):          None
                                Enterprise:              None
                                Enterprise II:           None
                                Growth:                  None
                                Shadow Stock:            None
                                Value:                   None
                                International:           None

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

       H. David Rybolt          Money Market:            None                               Over $100,000
                                Tax-Free Income:         None
                                Bond Trust (L):          $10,001-$50,000
                                Bond Trust (S):          $1-$10,000
                                Enterprise:              $10,001-$50,000
                                Enterprise II:           None
                                Growth:                  None
                                Shadow Stock:            $1-$10,000
                                Value:                   $10,001-$50,000
                                International:           None

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

      Stephen S. Soden          Money Market:            None                              $10,001-$50,000
                                Tax-Free Income:         None
                                Bond Trust (L):          None
                                Bond Trust (S):          None
                                Enterprise:              None
                                Enterprise II:           None
                                Growth:                  None
                                Shadow Stock:            None
                                Value:                   $10,001-$50,000
                                International:           None

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

       James T. Jensen          Money Market:            None                              $10,001-$50,000
                                Tax-Free Income:         None
                                Bond Trust (L):          None
                                Bond Trust (S):          None
                                Enterprise:              None
                                Enterprise II:           None
                                Growth:                  None
                                Shadow Stock:            None
                                Value:                   $1-$10,000
                                International:           $10,001-$50,000
------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

       Edward S. Ritter         Money Market:            None                              $10,001-$50,000
                                Tax-Free Income:         None
                                Bond Trust (L):          None
                                Bond Trust (S):          None
                                Enterprise:              None
                                Enterprise II:           None
                                Growth:                  None
                                Shadow Stock:            $10,001-$50,000
                                Value:                   None
                                International:           None

------------------------------- ------------------------------------------------ -------------------------------------

Audit Committee.  Each Fund has an Audit Committee that assists the Fund's Board in  fulfilling  its duties  relating  to the  Fund's  accounting  and  financial reporting practices,  and also serves as a direct line of communication  between the Board and the independent accountants.  The Audit Committee of each Board is composed  of its  independent  Directors.  The  independent  Directors  have  no financial interest in, nor are they affiliated with either Jones & Babson, Inc., the manager of each Fund,  or David L.  Babson & Company  Inc.,  the  investment counsel to each Fund.  The specific  functions of each Audit  Committee  include recommending  the  engagement  or  retention  of  the  independent  accountants, reviewing with the independent  accountants the plan and results of the auditing
engagement,   approving   professional  services  provided  by  the  independent
accountants prior to the performance of such services,  considering the range of audit  and  non-audit  fees,  reviewing  the  independence  of  the  independent accountants,  reviewing  the scope and  results  of the  Fund's  procedures  for internal  auditing,  and  reviewing  the Fund's  system of  internal  accounting controls.

Compensation of Directors.  The Funds do not directly compensate any Director or officer for their normal duties and services.  The  Directors'  fees,  including travel and other  expenses  related to the Board  meetings,  are paid by Jones &
Babson,  Inc.  pursuant to the provisions of the Management  Agreements with the
Funds which  require  Jones & Babson,  Inc. to bear the  operating  costs of the
Funds out of its management fee. Mr. Ritter, as an interested Director, will not be compensated for serving as a Director of the Funds.

Each independent  Director receives an annual retainer for serving as a Director for at least one of the Funds. Messrs. Russell and Rybolt each receive an annual retainer  of $7,000.  Mr.  Jensen  receives an annual  retainer  of $4,000.  The independent  Directors also receive $125 for each Fund's Board meeting attended.
During the last fiscal year,  each Board held five  meetings,  except for Babson
Enterprise Fund, Inc., which held six meetings.  No Director  attended less than
75% of the applicable  meetings,  including  Committee  meetings.  The following chart sets forth each Director's annual compensation:

------------------------------- ---------------------------- ---------------------------- ----------------------------
       Name of Director          Compensation for Serving       Pension or Retirement       Total Compensation from
                                       on the Boards              Benefits Accrued             all Babson Funds*
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
      William H. Russell                  $5,750                        n.a.                        $12,750
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
      H. David Rybolt                     $5,125                        n.a.                        $12,125
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
      James T. Jensen                      $500                         n.a.                        $4,500
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
      Stephen S. Soden                     $500                         n.a.                        $4,500
------------------------------- ---------------------------- ---------------------------- ----------------------------

*The amounts reported in this column reflect the total  compensation paid to Mr.
Russell as Director of all nine Babson  Funds.  Mr.  Rybolt is  compensated  for services as Director of eight of the Babson Funds,  including Babson  Enterprise
Fund II, Inc. Mr. Rybolt does not serve as a Director of the International Fund.
Mr.  Jensen is  compensated  for his services as Directors of the  International
Fund  only.  Compensation  is for the  fiscal  year that  ended  June 30,  2002.
Director fees are paid by the Funds' manager and not by the Funds themselves.

Code of Ethics. The Funds, their Manager,  the Investment Advisors and principal underwriter  have  each  adopted  a code  of  ethics,  as  required  by  federal securities laws. Under each entity's code of ethics,  persons who are designated as access  persons may engage in  personal  securities  transactions,  including transactions  involving  securities  that may be  purchased or sold by any Fund, subject  to  certain  restrictions  and  procedures.  Each code of  ethics  also contains  provisions  designed to substantially  comply with the recommendations contained  in the  Investment  Company  Institute's  1994 Report of the Advisory
Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

Custodian.  Except for the Babson-Stewart  Ivory  International  Fund, Inc., the
Funds' assets are held for  safekeeping by an independent  custodian,  UMB Bank,
n.a. This means that UMB Bank,  n.a.,  rather than the Funds,  has possession of the Funds' cash and securities. UMB Bank, n.a. is not responsible for the Funds'
investment  management  or  administration.  But,  as  directed  by  the  Funds'
officers,  it delivers  cash to those who have sold  securities  to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds,  it delivers  such  securities in return for their cash purchase price. It also collects income directly from issuers of securities  owned by the
Funds and holds this for payment to  shareholders  after deduction of the Funds'
expenses.  Jones & Babson compensates UMB Bank, n.a. for its services.  There is no separate charge to the Funds.

The Babson-Stewart Ivory International Fund's assets are held for safekeeping by an  independent  custodian,  State  Street  Bank and Trust  Company  of  Boston,
Massachusetts  and foreign  subcustodians  as discussed  below.  This means that
State Street Bank and Trust Company, rather than the Fund, has possession of the
Fund's  cash  and  securities.  State  Street  Bank  and  Trust  Company  is not
responsible  for the Fund's  investment  management or  administration.  But, as directed  by the  Fund's  officers,  it  delivers  cash to those  who have  sold securities  to the Fund in  return  for such  securities,  and to those who have purchased  portfolio  securities  from the Fund, it delivers such  securities in return for their cash  purchase  price.  It also collects  income  directly from issuers  of  securities  owned  by the  Fund  and  holds  this  for  payment  to shareholders after deduction of the Fund's expenses.

Pursuant  to  rules  adopted  under  the  1940  Act,  the  Babson-Stewart  Ivory
International  Fund may maintain its foreign  securities and cash in the custody of certain  eligible  foreign banks and  securities  depositories.  Selection of these foreign custodial institutions is made by the Board of Directors following a  consideration  of a number of  factors,  including  (but not  limited to) the eligibility  and  financial  stability  of the  institution;  the ability of the institution to perform capably  custodial  services for the Fund; the reputation of the institution in its national market;  the political and economic stability of the  country  in which the  institution  is  located;  and  further  risks of potential nationalization or expropriation of Fund assets.

Independent  Auditors.  The Funds' financial  statements are audited annually by independent auditors approved by the Directors each year, and, in years in which an  annual  meeting  is held,  the  Directors  may  submit  their  selection  of independent  auditors to the shareholders for  ratification.  Ernst & Young LLP,
One Kansas City Place,  1200 Main  Street,  Suite 2000,  Kansas  City,  Missouri
64105, serves as the Funds' independent auditor.

Control  Persons  and  Principal  Holders of the Funds.  As of June 30, 2002 the
Funds had the following control persons and principal holders.

     Fund                                 Name                         Percent
Stewart Ivory International      College of Aeronautics                  5.34%
Enterprise                       Quincy Mutual Fire Insurance Co         5.75%
Enterprise Fund II               Donald A. Pels                          9.62%
Enterprise                       IMS & Co.                              10.63%
Tax-Free Income                  Bowen, David & Co.                      5.69%

Control   Persons  are  persons  deemed  to  control  a  fund  because  the  own beneficially over 25% of the outstanding  equity  securities.  Principal holders are persons  that own  beneficially  5% or more of a fund's  outstanding  equity securities.  The  officers,  directors  and trustees of the Funds as a group own less than 1% of any Fund.

                             DISTRIBUTIONS AND TAXES

Distributions  of Net Investment  Income.  The Funds receive income generally in the form of dividends  and  interest on their  investments.  This  income,  less expenses  incurred  in  the  operation  of a  Fund,  constitutes  a  Fund's  net investment income from which dividends may be paid to shareholders. If you are a taxable  investor,  any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

By meeting  certain  requirements  of the Internal  Revenue  Code,  the Tax-Free
Income  Fund has  qualified  and  continues  to qualify  to pay  exempt-interest dividends.  These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular  federal income tax when they are distributed.  In addition, to the extent that exempt-interest  dividends are derived from interest on obligations  of a state or its political  subdivisions,
or  from  interest  on  qualifying  U.S.  territorial   obligations   (including
qualifying  obligations of Puerto Rico, the U.S.  Virgin Islands or Guam),  they also will be exempt from such state's  personal  income taxes. A state generally does not grant tax-free treatment to interest on state and municipal  securities of other states.

The Tax-Free  Income Fund may earn taxable income on any temporary  investments, on the discount  from  stripped  obligations  or their  coupons,  on income from securities  loans or other taxable  transactions,  or on ordinary income derived from the sale of market discount bonds. Any Fund  distributions from such income will be taxable as ordinary income,  whether received by investors in cash or in additional shares.

The Money Market Fund and Portfolios S and L of the Bond Trust declare dividends for each day that their net asset  value is  calculated.  These  dividends  will equal all of the daily net income  payable to  shareholders  of record as of the close of business  the  preceding  day.  The daily net income  includes  accrued interest and any original issue or acquisition discount,  plus or minus any gain or  loss  on  the  sale  of  portfolio  securities  and  changes  in  unrealized appreciation or depreciation in portfolio  securities (to the extent required to maintain a constant  net asset value per share in the Money Market  Fund),  less the estimated expenses of the Funds.

Distributions  of Capital Gains. In general,  the Funds may derive capital gains and losses in connection  with sales or other  dispositions  of their  portfolio securities.  Distributions  from net short-term capital gains will be taxable to you as ordinary income.  Distributions  from net long-term capital gains will be taxable to you as long-term capital gains,  regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed  more frequently,  if necessary to reduce or eliminate excise or income taxes on the Fund. Because the
Money Market Fund is a money market fund, it does not  anticipate  realizing any long-term capital gains.

Taxation of Five Year Gains  (shareholders in the 10 and 15% federal  brackets).
If you  are  in  the 10 or 15%  individual  income  tax  bracket,  capital  gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive  distributions from the Fund's sale of securities held for more than five years,  these  gains are subject to a maximum  rate of tax of 8%. The Funds will inform you in January of the portion of any capital gain  distributions you received for the  previous  year that were five year gains  qualifying  for this reduced tax rate.

Taxation of Five Year Gains  (shareholders in higher federal  brackets).  If you are in a higher  individual  income tax bracket (for example,  the 25, 28, 33 or
35% brackets when these  brackets are fully  phased-in in the year 2006) capital gain  distributions  are  generally  subject  to a  maximum  rate of tax of 20%.
Beginning in the year 2006, any  distributions  from a Fund's sale of securities purchased  after  January  1,  2001 and held for more than  five  years  will be subject to a maximum rate of tax of 18%.

You may, however,  elect to mark shares of a Fund that you purchase to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before  this  date  will  also be  eligible  for the  18%  maximum  rate of tax, beginning in 2006.  However,  in making the election,  you are required to pay a tax on any  appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding  period in the shares as of that date.  The election does not apply to Fund shares redeemed on or before January 2, 2002.

Effect of Foreign  Investments  on  Distributions.  Most foreign  exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund for tax purposes.  Similarly,  foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund for tax  purposes.  These  gains  when  distributed  will  be  taxable  as  ordinary dividends,  and any  losses  will  reduce a  Fund's  ordinary  income  otherwise available for  distribution.  This  treatment  could increase or reduce a Fund's ordinary income distributions,  and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign  withholding taxes on income from certain of their foreign  securities.  If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations,  the Fund may elect to  pass-through  each investor's pro rata share of foreign taxes paid by the Fund. If this election is made,  the year-end  statement  that  investors receive  from  the  Fund  will  show  more  taxable  income  than  was  actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes  against  their U.S.  federal  income tax. The
Fund will provide  investors  with the  information  necessary to complete their individual  income tax  returns if it makes this  election.  Information  on the
Amount and Tax  Character  of  Distributions.  The Funds will  inform you of the amount of your ordinary income dividends and capital gains  distributions at the time they are paid,  and will advise you of their tax status for federal  income tax purposes shortly after the close of each calendar year. If you have not held
Fund shares for a full year,  a Fund may  designate  and  distribute  to you, as ordinary  income or capital  gains,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the Fund.

Election To Be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated  investment company under Subchapter M of the Internal
Revenue  Code and  intends to so qualify  during the  current  fiscal  year.  As regulated  investment  companies,  the Funds generally do not pay federal income tax on the income and gains they  distribute to you. The Funds'  Boards  reserve the right not to  maintain  a Fund's  qualification  as a  regulated  investment
company,   if  it  determines   this  course  of  action  to  be  beneficial  to
shareholders.  In that case,  a Fund will be subject to  federal,  and  possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary  dividend income to the extent of such Fund's earnings and profits.

Excise  Tax  Distribution  Requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code  requires a Fund to  distribute  to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  amounts in December (or in January that are treated by you as received in
December)  to avoid these  excise  taxes,  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

Redemption  of Fund Shares.  Redemptions,  including  redemptions  in-kind,  and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different  Babson Fund,  the IRS will require that you report a gain or loss on your  redemption  or  exchange.  If you hold your shares as a capital asset,  any gain or loss that you realize  will be capital gain or loss and will be  long-term  or  short-term,  generally  depending  on how long you hold  your shares.  Any loss incurred on the  redemption or exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption  of Fund  shares  held for more than five  years may be  subject to a reduced rate of tax. Any loss  incurred on the  redemption or exchange of shares held for six months or less will be treated as a long-term  capital  loss to the extent of any long-term  capital gains  distributed  to you by the Fund on those shares.  All or a portion of any loss that you realize  upon the  redemption  of your Fund shares will be  disallowed  to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares you buy.

As to the Tax-Free  Income Fund, any loss incurred on the redemption or exchange of shares  held for six months or less will be  disallowed  to the extent of any exempt-interest  dividends  distributed  to investors with respect to his or her
Fund shares and any remaining  loss will be treated as a long-term  capital loss to the extent of any long-term  capital gains distributed to the investor by the
Fund on those  shares.  As to the Money Market  Fund,  because the Fund seeks to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

U.S.   Government   Obligations.   Income  earned  on  certain  U.S.  government
obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations,  for example Government  National
Mortgage  Association ("GNMA") or Federal National Mortgage Association ("FNMA")
obligations,  generally  does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Dividends-Received   Deduction  for   Corporations.   If  you  are  a  corporate
shareholder,  you should note that some of the Funds will pay dividends that may qualify for the dividends-received deduction. Qualifying dividends generally are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct these qualified  dividends,  thereby reducing the tax that you would otherwise be required to pay on these  dividends.  The  dividends-received deduction will be available only with respect to dividends  designated by a Fund as eligible for this treatment.  All dividends,  including the deducted portion, must be included in your calculation of alternative minimum taxable income.

Because the Stewart Ivory International  Fund's income is derived primarily from investments  in foreign rather than domestic U.S  securities,  no portion of its distributions will generally be eligible for the  dividends-received  deduction.
Because the Money  Market Fund,  the  Tax-Free  Income Fund and the Bond Trust's
(Portfolios  S and L) income  consists of interest  rather  than  dividends,  no
portion  of  their   distributions   will   generally   be   eligible   for  the
dividends-received  deduction. None of the dividends paid by these Funds for the most recent  calendar year qualified for such  deduction,  and it is anticipated that none of the current year's dividends will so qualify.

Investment in Complex  Securities.  The Funds may invest in complex  securities, such as covered  call  options,  that could affect  whether  gains and losses it recognizes are treated as ordinary  income or capital gains, or could affect the amount,  timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities,  that  could  require  it to accrue  and  distribute  income not yet received. In order to generate sufficient cash to make these distributions,  the
Funds  could be  required  to sell  securities  in their  portfolios  that  they otherwise  might have  continued  to hold.  These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial  statements of the Funds,  which are contained in the June
30, 2002,  Annual Report to Shareholders are  incorporated  herein by reference.
Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

The Babson Bond Trust was  organized in Kansas City,  Missouri,  as a common law trust under an Agreement and Declaration of Trust dated November 2, 1944,  which was amended and restated on February 24, 1989. It originally was known as Mutual
Trust. When it came under the management of Jones & Babson, its name was changed to Babson (D.L.) Income Trust.  On February 14, 1984,  shareholders  changed its name to D.L.  Babson Bond Trust.  On March 31, 1988, the issued and  outstanding shares of beneficial  interest of the Trust were  redesignated  as "Portfolio L"
(longer  term) and a second  class or series of shares  known as  "Portfolio  S"
(shorter  term) was created.  Each full and  fractional  share,  when issued and outstanding,  has: (1) equal voting  rights with respect to matters which affect the  Trust in  general  and with  respect  to  matters  relating  solely  to the
interests  of  the  Portfolio  for  which  issued,   and  (2)  equal   dividend,
distribution  and  redemption  rights to the assets of the  Portfolio  for which issued and to general  assets,  if any, of the Trust which are not  specifically
allocated  to  either   Portfolio.   Shares  when  issued  are  fully  paid  and
non-assessable.  Except  for the  priority  of each  share in the  assets of its
Portfolio,  the Trust will not issue any class of securities senior to any other class.  The  initial par value of the shares was $1.00 each.  On  September  30,
1955, this was changed to $0.25 each, and three  additional  shares at that time
were  issued  for  each  share  then  outstanding.   Shareholders  do  not  have
pre-emptive or conversion rights.

The other Babson Funds were incorporated in Maryland as follows:  The Enterprise
Fund on July 5, 1983,  has a present  authorized  capitalization  of  20,000,000 shares of $1 par value common stock; the Enterprise Fund II on February 5, 1991, has a present  authorized  capitalization  of 10,000,000  shares of $1 par value common stock; the Growth Fund,  originally  incorporated in Delaware in 1959 and was  merged  into a  Maryland  corporation  in 1978,  has a  present  authorized capitalization  of 100,000,000  shares of $1 par value common stock;  the Shadow
Stock  Fund  on  June  3,  1987,  has a  present  authorized  capitalization  of
10,000,000 shares of $1 par value common stock; the Value Fund on July 24, 1984, has a present  authorized  capitalization  of 50,000,000  shares of $1 par value common stock;  the Stewart Ivory  International  Fund on October 2, 1987,  has a
present  authorized  capitalization  of 10,000,000 shares of $1 par value common stock;  the Money  Market Fund on October  19,  1979,  has a present  authorized capitalization  of 2,000,000,000  shares of $.01 par value common stock; and the
Tax-Free Income Fund on August 22, 1979, has a present authorized capitalization of 200,000,000 shares of $.10 par value common stock. All shares are of the same class unless otherwise stated and with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal  dividend,  distribution and  redemption  rights to the assets of the Fund.  Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities.  Shareholders do not have pre-emptive or conversion rights.

Non-cumulative  voting -- The Funds' shares have  non-cumulative  voting rights, which  means  that the  holders  of more than 50% of the  shares  voting for the election of directors can elect 100% of the directors,  if they choose to do so, and in such  event,  the  holders of the  remaining  less than 50% of the shares voting will not be able to elect any directors.

The Funds may, at their discretion, hold annual meetings of shareholders for the following  purposes:  (1) election of directors;  (2) approval of continuance of any  investment  advisory  agreement;  (3)  ratification  of  the  selection  of independent  auditors;  and (4) approval of a distribution  plan. At the current time, the Funds do not intend to hold such annual  meetings,  except as required by the Investment Company Act of 1940 and other applicable laws.

A special meeting of shareholders of the Funds must be held if the Fund receives the written  request  for a meeting  from the  shareholders  entitled to cast at least 25% of all the votes  entitled to be cast at the  meeting.  The Funds have undertaken  that their  Directors will call a meeting of  shareholders if such a meeting  is  requested  in  writing  by the  holders of not less than 10% of the outstanding shares of each Fund. To the extent required by the undertaking,  the
Funds will assist shareholder communications in such matters.

The Funds may use the name  "Babson"  in their  names so long as Jones & Babson,
Inc.  continues as manager and David L. Babson & Company Inc. continues to serve as Investment Advisor for the Funds. Complete details with respect to the use of the name are set out in the Management  Agreement  between the Funds and Jones &
Babson, Inc.

Shadow Stock Fund has an exclusive and perpetual license to use the name "Shadow
Stock" in its name so long as Analytic Systems,  Inc. or an affiliate thereof or of James B.  Cloonan,  acts as an advisor  to the Fund.  Complete  details  with respect to the use of the name are set out in the Management  Agreement  between the Fund and Jones & Babson, Inc.

                           OTHER JONES & BABSON FUNDS

Jones &  Babson,  Inc.  also  distributes  the  Buffalo  Group of  Mutual  Funds
("Buffalo  Funds"),  which are the Buffalo  Balanced Fund,  Buffalo Equity Fund,
Buffalo High Yield Fund,  Buffalo USA Global Fund,  Buffalo Science & Technology
Fund and  Buffalo  Small Cap  Fund.  In  addition,  Jones & Babson  manages  and distributes the J&B Funds, which are the J&B Mid-Cap Aggressive Growth Fund, J&B
Small-Cap  Aggressive  Growth  Fund,  and J&B  Small-Cap  International  Fund. A
prospectus for any of these Funds may be obtained from Jones & Babson, Inc., BMA
Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

                          APPENDIX-RATINGS INFORMATION

Description of Stock Ratings. The Funds use S&P's Earnings and Dividend Rankings
for Common Stocks. Growth and stability of earnings and dividends are deemed key elements in establishing S&P's earnings and dividend rankings for common stocks.
Basic scores are computed for earnings and dividends,  then adjusted by a set of predetermined  modifiers  for growth,  stability  within  long-term  trend,  and cyclically.  Adjusted  scores for earnings and  dividends  are then  combined to yield a final  score.  The final  score is  measured  against  a scoring  matrix determined by an analysis of the scores of a large and representative  sample of stocks. The rankings are:

   A+     Highest
   A      High
   A-     Above Average
   B+     Average
   B      Below Average
   B-     Lower
   C      Lowest
   D      In Reorganization

The Funds also use the Value Line Ratings of Financial  Strength.  The financial strength of each of the  companies  reviewed by Value Line is rated  relative to all the others. The ratings are:

  A++  The very highest relative financial strength.
  A+   Excellent financial position relative to other companies.
  A    High grade relative financial strength.
  B++  Superior financial health on a relative basis.
  B+   Very good relative financial structure.
  B    Good overall relative financial structure.
  C++  Satisfactory finances relative to other companies.
  C+   Below-average relative financial position.
  C    Poorest financial strength relative to other major companies.

Value  Line's  ratings  are  based  upon  computer  analysis  of a number of key variables  that  determine:  (a) financial  leverage,  (b) business risk and (c)
company size plus the judgment of their  analysts and senior  editors  regarding factors that cannot be quantified  across-the-board  for all stocks. The primary variables that are indexed and studied include equity  coverage of debt,  equity coverage of  intangibles,  "quick  ratio"  accounting  methods,  variability  of return,  quality of fixed charge  coverage,  stock price  stability  and company size.

Bond Ratings.

S&P      Moody's     Descriptions

AAA       Aaa     These are the highest ratings assigned by
                  S&P and Moody's to a debt obligation.
                  They indicate an extremely strong capacity to
                  pay interest and repay principal.

AA        Aa      Debt rated in this category is considered
                  to have a very strong capacity to pay
                  interest and repay principal and differs
                  from AAA/Aaa issues only in a small degree.

A         A       Debt rated A has a strong capacity to pay
                  interest and repay principal, although it is
                  somewhat more susceptible to the adverse
                  effects of changes in circumstances and
                  economic conditions than debt in higher-rated
                  categories.

BBB       Baa     Debt rated BBB/Baa is regarded as having an
                  adequate capacity to pay interest and
                  repay principal.  Whereas it normally
                  exhibits adequate protection parameters,
                  adverse economic conditions or changing
                  circumstances are more likely to lead to
                  a weakened capacity to pay interest and
                  repay principal for debt in this category
                  than in higher-rated categories.  Debt
                  rated below BBB/Baa is regarded as having
                  significant speculative characteristics.

BB        Ba      Debt rated BB/Ba has less near-term
                  vulnerability to default than other
                  speculative issues.  But it faces major
                  ongoing uncertainties or exposure to
                  adverse business, financial or economic
                  conditions that could lead to inadequate
                  capacity to meet timely interest and
                  principal payments.  The BB rating category
                  also is used for debt subordinated to
                  senior debt that is assigned an actual or
                  implied BBB- rating.

B         B       Debt rated B has a greater vulnerability
                  to default but currently has the
                  capacity to meet interest payments and
                  principal repayments.  Adverse business,
                  financial or economic conditions will
                  likely impair capacity or willingness to
                  pay interest and repay principal.  The B
                  rating category is also used for debt
                  subordinated to senior debt that is
                  assigned an actual or implied BB/Ba or
                  BB-/Ba3 rating.

CCC       Caa     Debt rated CCC/Caa has a currently
                  identifiable vulnerability to default and
                  is dependent upon favorable business,
                  financial and economic conditions to meet
                  timely payment of interest and repayment
                  of principal.  In the event of adverse
                  business, financial or economic conditions,
                  it is not likely to have the capacity
                  to pay interest and repay principal.  The
                  CCC/Caa rating category is also used
                  for debt subordinated to senior debt that
                  is assigned an actual or implied B or
                  B-/B3 rating.

CC        Ca      The rating CC/Ca typically is applied to
                  debt subordinated to senior debt that is
                  assigned an actual or implied CCC/Caa rating.

C         C       The rating C typically is applied to debt
                  subordinated to senior debt, which is
                  assigned an actual or implied CCC/Caa3 debt
                  rating.  The C rating may be used to cover a
                  situation where a bankruptcy petition has
                  been filed, but debt service payments are
                  continued.

CI        N/A     The rating CI is reserved for income bonds
                  on which no interest is being paid.

D         D       Debt rated D is in payment default.  The D
                  rating category is used when interest
                  payments or principal payments are not
                  made on the date due even if the
                  applicable grace period has not expired
                  unless S&P believes that such
                  payments will be made during such grace
                  period.  The D rating also will be used
                  upon the filing of bankruptcy petition if
                  debt service payments are jeopardized.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3.) to designate relative standing within its major bond rating categories. Pitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
&  Poor's.  With  regard  to S&P's  ratings,  bonds  rated BB, B, CCC and CC are usually  considered  predominantly  speculative  with  respect  to the  issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.  BB indicates the lowest degree of  speculation  and CC the highest degree of  speculation.  While such  bonds will  likely  have some  quality  and protective characteristics,  they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Note Ratings.

S&P         MOODY'S     DESCRIPTIONS

SP-1    G-1; VMIG-1     Notes are of the highest
                        quality enjoying strong protection from
                        established cash flows of funds for their
                        servicing or from established and
                        broad-based access to the market for
                        refinancing, or both.

SP-2    MIG-2; VMIG-2   Notes are of high quality
                        with margins of protection ample, although
                        not so large as in the preceding group.

SP-3    MIG-3; VMIG-3   Notes are of favorable
                        quality with all security elements
                        accounted for, but lacking the undeniable
                        strength of the preceding grades.  Market
                        access for refinancing, in particular, is
                        likely to be less well established.

SP-4    MIG-4; VMIG-4   Notes are of adequate
                        quality, carrying specific risk but having
                        protection and not distinctly or
                        predominantly speculative.

Moody's uses the "MIG" designation specifically for municipal notes.

Commercial Paper Ratings.

S&P      Moody's          Description

A-1       Prime-1 (P-1) This indicates that the degree
                        of safety regarding timely payments is
                        strong.  Standard & Poor's rates those
                        issues determined to possess extremely strong
                        safety characteristics as A-1+.

A-2       Prime-2 (P-2) Capacity for timely payment on commercial
                        paper is satisfactory, but the relative
                        degree of safety is not as high as for issues
                        designated A-1.  Earnings trends and
                        coverage ratios, while sound will be more
                        subject to variation.  Capitalization
                        characteristic while still appropriated,
                        may be more affected by external
                        conditions.  Ample alternate liquidity is
                        maintained.

A-3       Prime-3       Satisfactory capacity for timely
                        repayment.  Issues that carry this rating
                        are (P-3) somewhat more vulnerable to the
                        adverse changes in circumstances than
                        obligations carrying the higher designations.

B         N/A           Issues rated "B" are regarded as having
                        only an adequate capacity for timely payment.
                        Furthermore, such capacity may be damaged by
                        changing conditions or short-term
                        adversities.

C         N/A           This rating is assigned to short-term debt
                        obligations with a doubtful capacity
                        for payment.

D         N/A           This rating indicates that the issuer is
                        either in default or is expected to be
                        in default upon maturity.

Moody's  commercial  paper  rating is an opinion of the  ability of an issuer to repay  punctually  promissory  obligations  not having an  original  maturity in excess of nine months.  Moody's only rating,  prime, means that it believes that the  commercial  paper note will be redeemed  as agreed.  The  criteria  used by
Moody's for rating a commercial  paper issuer under this graded system  include, but are not limited to the following  factors:  (1) evaluation of the management of the issuer;  (2) economic  evaluation of the issuer's  industry or industries and an  appraisal  of  speculative  type risks  which may be inherent in certain areas;  (3) evaluation of the issuer's  products in relation to competition  and customer  acceptance;  (4) liquidity;  (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years;  (7)  financial  strength of a
parent  company  and  relationships   which  exist  with  the  issuer;  and  (8)
recognition by the  management of obligations  which may be present or may arise as a  result  of  public  interest  questions  and  preparations  to  meet  such obligations.  S&P's  commercial  paper  rating  is a current  assessment  of the likelihood  of timely  repayment of debt having an original  maturity of no more than 270 days.

Municipal  Securities  Ratings.  The  ratings  of bonds  by  Moody's  and  S&P's represent  their  opinions of quality of the municipal  bonds they  undertake to rate.  These ratings are general and are not absolute  standards.  Consequently, municipal  bonds with the same  maturity,  coupon and rating may have  different yields,  while  municipal  bonds of the same maturity and coupon with  different ratings may have the same yield.

Both Moody's and S&P's  Municipal  Bond Ratings cover  obligations of states and political  subdivisions.  Ratings are assigned to general obligation and revenue bonds.  General obligation bonds are usually secured by all resources  available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues,  the essential element in the security for a revenue bond is the quantity  and quality of the pledged  revenues  available to pay debt service.

                               BABSON FUND GROUP

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)  Articles of Incorporation

(1)  David L. Babson Growth Fund, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          August  17,  1978  are   incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 77 on Form N-1A (File Nos.
          002-15530  and  811-00901)  as  filed  with the  U.S.  Securities  and
          Exchange Commission ("SEC") via EDGAR on August 30, 1999.

     (B)  Articles of Amendment and  Restatement  of the  Registrant as filed in
          Maryland on October 3, 1978 are  incorporated  herein by  reference to the  Registrant's  Post-Effective  Amendment No. 77 on Form N-1A (File
          Nos.  002-15530  and  811-00901)  as filed  with the SEC via  EDGAR on
          August 30, 1999.

     (C)  Articles of Merger of the  Registrant  as filed in Maryland on October
          31, 1978 are  incorporated  herein by  reference  to the  Registrant's
          Post-Effective  Amendment No. 77 on Form N-1A (File Nos. 002-15530 and
          811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (D)  Articles  of  Amendment  of the  Registrant  as filed in  Maryland  on
          October  3,  1983  are   incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 77 on Form N-1A (File Nos.
          002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30,
          1999.

(2)  D. L. Babson Money Market Fund, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          October  19,  1979  are  incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 26 on Form N-1A (File Nos.
          002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30,
          1999.

     (B)  Articles of Amendment of the  Registrant as filed in Maryland on April
          15, 1982 are  incorporated  herein by  reference  to the  Registrant's
          Post-Effective  Amendment No. 26 on Form N-1A (File Nos. 002-65761 and
          811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (C)  Articles Supplementary of the Registrant as filed in Maryland on April
          22, 1982 are  incorporated  herein by  reference  to the  Registrant's
          Post-Effective  Amendment No. 26 on Form N-1A (File Nos. 002-65761 and
          811-02963) as filed with the SEC via EDGAR on August 30, 1999.

(3)  D. L. Babson Tax-Free Income Fund, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          August  22,  1979  are   incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 26 on Form N-1A (File Nos.
          002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30,
          1999.

     (B)  Articles  of  Amendment  of the  Registrant  as filed in  Maryland  on
          November  30,  1979  are  incorporated  herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 26 on Form N-1A (File Nos.
          002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30,
          1999.

     (C)  Articles  of  Amendment  of the  Registrant  as filed in  Maryland  on
          January  2,  1981  are   incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 26 on Form N-1A (File Nos.
          002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30,
          1999.

(4)  Babson-Stewart Ivory International Fund, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          October  2,  1987  are   incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 16 on Form N-1A (File Nos.
          033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30,
          1999.

     (B)  Articles  of  Amendment  of the  Registrant  as filed in  Maryland  on
          December  10,  1987  are  incorporated  herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 16 on Form N-1A (File Nos.
          033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30,
          1999.

(5)  Shadow Stock Fund, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          June 3, 1987 are incorporated  herein by reference to the Registrant's
          Post-Effective  Amendment No. 16 on Form N-1A (File Nos. 033-15074 and
          811-05218) as filed with the SEC via EDGAR on August 30, 1999.

(6)  Babson Enterprise Fund, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          July 5, 1983 are incorporated  herein by reference to the Registrant's
          Post-Effective  Amendment No. 19 on Form N-1A (File Nos. 002-85791 and
          811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (B)  Articles  Supplementary  of the  Registrant  as filed in  Maryland  on
          October  14,  1983  are  incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 19 on Form N-1A (File Nos.
          002-85791  and  811-03823)  as filed with the SEC via EDGAR on January
          22, 1999.

     (C)  Articles Supplementary of the Registrant as filed in Maryland on April
          24, 1991 are  incorporated  herein by  reference  to the  Registrant's
          Post-Effective  Amendment No. 19 on Form N-1A (File Nos. 002-85791 and
          811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (D)  Articles Supplementary of the Registrant as filed in Maryland on March
          13, 2002 are electronically filed herewith as Exhibit EX-99.a.6.D.

(7)  Babson Enterprise Fund II, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          February  4,  1991  are  incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 10 on Form N-1A (File Nos.
          033-39321  and  811-06252)  as filed with the SEC via EDGAR on January
          22, 1999.

     (B)  Articles of Amendment of the Registrant as filed in Maryland on May 2,
          1991  are  incorporated   herein  by  reference  to  the  Registrant's
          Post-Effective  Amendment No. 10 on Form N-1A (File Nos. 033-39321 and
          811-06252) as filed with the SEC via EDGAR on January 22, 1999.

(8)  Babson Value Fund, Inc.

     (A)  Articles of  Incorporation  of the  Registrant as filed in Maryland on
          July 24, 1984 are incorporated herein by reference to the Registrant's
          Post-Effective  Amendment No. 17 on Form N-1A (File Nos. 033-93363 and
          811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (B)  Articles  Supplementary  of the  Registrant  as filed in  Maryland  on
          September  25,  1984  are  incorporated  herein  by  reference  to the
          Registrant's  Post-Effective  Amendment No. 17 on Form N-1A (File Nos.
          033-93363  and  811-04114)  as filed with the SEC via EDGAR on January
          22, 1999.

     (C)  Articles  Supplementary  of the  Registrant  as filed in  Maryland  on
          February  9,  1996  are  incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 17 on Form N-1A (File Nos.
          033-93363  and  811-04114)  as filed with the SEC via EDGAR on January
          22, 1999.

     (D)  Articles  Supplementary  of the  Registrant  as filed in  Maryland  on
          October  30,  1996  are  incorporated   herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 17 on Form N-1A (File Nos.
          033-93363  and  811-04114)  as filed with the SEC via EDGAR on January
          22, 1999.

(9)  D. L. Babson Bond Trust

     (A)  Amended  and  Restated  Agreement  and  Declaration  of  Trust  of the
          Registrant  dated  November 2, 1944, as restated on March 31, 1988, is electronically filed herewith as Exhibit No. EX-99.a.9.A.

     (B)  Provisions of  Supplementary to the Agreement and Declaration of Trust
          of the Registrant  adopted March 31, 1988 are  incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 99 on Form
          N-1A (File Nos.  002-10002  and  811-00495)  as filed with the SEC via
          EDGAR on January 22, 1999.

(b)  By-laws

     (1)  David L. Babson Growth Fund, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.1.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective  October  28,  1999,  is
               electronically filed herewith as Exhibit No. EX-99.b.1.A.

     (2)  D. L. Babson Money Market Fund, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.2.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective   October  28,  1999  is
               electronically filed herewith as Exhibit No. EX-99.b.2.A.

     (3)  D. L. Babson Tax-Free Income Fund, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.3.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective   October  28,  1999  is
               electronically filed herewith as Exhibit No. EX-99.b.3.A.

     (4)  Babson-Stewart Ivory International Fund, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.4.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective   October  28,  1999  is
               electronically filed herewith as Exhibit No. EX-99.b.4.A.

     (5)  Shadow Stock Fund, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.5.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective   October  28,  1999  is
               electronically filed herewith as Exhibit No. EX-99.b.5.A.

     (6)  Babson Enterprise Fund, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.6.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective   October  28,  1999  is
               electronically filed herewith as Exhibit No. EX-99.b.6.A.

     (7)  Babson Enterprise Fund II, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.7.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective   October  28,  1999  is
               electronically filed herewith as Exhibit No. EX-99.b.7.A.

     (8)  Babson Value Fund, Inc.

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.8.

          (A)  Amendment  effective  May 30, 2002 to the  Amended  and  Restated
               By-laws  of  the  Registrant   effective   October  28,  1999  is
               electronically filed herewith as Exhibit No. EX-99.b.8.A.

     (9)  D. L. Babson Bond Trust

          Amended  and  Restated  By-laws  for the  Registrant  effective  as of
          October  28,  1999 are  electronically  filed  herewith as Exhibit No.
          EX-99.b.9.

(c)  Instruments Defining Rights of Security Holders

     (1)  D. L. Babson Money Market Fund,  Inc.,  D. L. Babson  Tax-Free  Income
          Fund, Inc.,  Babson-Stewart  Ivory  International  Fund, Inc.,  Shadow
          Stock Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund
          II, Inc. and Babson Value Fund, Inc.

          See Article Fifth of the Registrants'  Articles of Incorporation.  See
          also Article II, "Meetings of Stockholders,"  and Article IX, "Stock,"
          of the Registrants' By-Laws. The Articles of Incorporation and By-laws of the Registrants are incorporated herein by reference.

     (2)  David L. Babson Growth Fund, Inc.

          See Articles  Sixth and  Thirteenth  of the  Registrant's  Articles of
          Amendment  and   Restatement.   See  also  Article  II,  "Meetings  of
          Stockholders,"  and Article IX, "Stock," of the Registrant's  By-Laws.
          The  Articles  of  Incorporation  and  By-laws of the  Registrant  are incorporated herein by reference.

     (3)  D. L. Babson Bond Trust

          See  Articles  III,  IV  and  VI of  the  Registrant's  Agreement  and
          Declaration of Trust. See also Article II, "Meetings of Stockholders,"
          and Article IX, "Stock," of the  Registrant's  By-Laws.  The Agreement
          and   Declaration   of  Trust  and  By-laws  of  the   Registrant  are
          incorporated herein by reference.

(d)  Investment Advisory Contracts

     (1)  David L. Babson Growth Fund, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 77 on
               Form N-1A (File Nos.  002-15530 and  811-00901) as filed with the
               SEC via EDGAR on August 30, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 77 on Form N-1A (File Nos.  002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (2)  D. L. Babson Money Market Fund, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 26 on
               Form N-1A (File Nos.  002-65761 and  811-02963) as filed with the
               SEC via EDGAR on August 30, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 26 on Form N-1A (File Nos.  002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (3)  D. L. Babson Tax-Free Income Fund, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 26 on
               Form N-1A (File Nos.  002-65489 and  811-02948) as filed with the
               SEC via EDGAR on August 30, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 26 on Form N-1A (File Nos.  002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (4)  Babson-Stewart Ivory International Fund, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 16 on
               Form N-1A (File Nos.  033-17762 and  811-05386) as filed with the
               SEC via EDGAR on August 30, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               Babson-Stewart Ivory International dated as of August 1, 2000, is electronically filed herewith as Exhibit No. EX-99.d.4.B.

     (5)  Shadow Stock Fund, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 16 on
               Form N-1A (File Nos.  033-15074 and  811-05218) as filed with the
               SEC via EDGAR on August 30, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 16 on Form N-1A (File Nos.  033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

          (C)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               Analytic Systems, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's  Post-Effective Amendment No. 16
               on Form N-1A (File Nos.  033-15074  and  811-05218) as filed with the SEC via EDGAR on August 30, 1999.

     (6)  Babson Enterprise Fund, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 19 on
               Form N-1A (File Nos.  002-85791 and  811-03823) as filed with the
               SEC via EDGAR on January 22, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 19 on Form N-1A (File Nos.  002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (7)  Babson Enterprise Fund II, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 10 on
               Form N-1A (File Nos.  033-39321 and  811-06252) as filed with the
               SEC via EDGAR on January 22, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 10 on Form N-1A (File Nos.  033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

     (8)  Babson Value Fund, Inc.

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 17 on
               Form N-1A (File Nos.  033-93363 and  811-04114) as filed with the
               SEC via EDGAR on January 22, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 17 on Form N-1A (File Nos.  033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (9)  D. L. Babson Bond Trust

          (A)  Investment  Management  Agreement between  Registrant and Jones &
               Babson,  Inc.  dated  June 30,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 99 on
               Form N-1A (File Nos.  002-10002 and  811-00495) as filed with the
               SEC via EDGAR on January 22, 1999.

          (B)  Investment  Counsel  Agreement  between Jones & Babson,  Inc. and
               David L. Babson & Co., Inc.  dated June 30, 1995 is  incorporated herein by reference to the Registrant's  Post-Effective Amendment
               No. 99 on Form N-1A (File Nos.  002-10002 and 811-00495) as filed with the SEC via EDGAR on January 22, 1999.

(e)  Underwriting Contracts between:

     (1)  David L. Babson  Growth  Fund,  Inc.  and Jones & Babson,  Inc.  dated
          September  30,  1993  is  incorporated  herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 77 on Form N-1A (File Nos.
          002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30,
          1999.

     (2)  D. L. Babson Money Market Fund,  Inc. and Jones & Babson,  Inc.  dated
          September  30,  1993  is  incorporated  herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 26 on Form N-1A (File Nos.
          002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30,
          1999.

     (3)  D. L. Babson Tax-Free Income Fund, Inc. and Jones & Babson, Inc. dated
          September  30,  1993  is  incorporated  herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 26 on Form N-1A (File Nos.
          002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30,
          1999.

     (4)  Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc.
          dated  September 30, 1993 is  incorporated  herein by reference to the
          Registrant's  Post-Effective  Amendment No. 16 on Form N-1A (File Nos.
          033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30,
          1999.

     (5)  Shadow Stock Fund,  Inc. and Jones & Babson,  Inc. dated September 30,
          1993  is  incorporated   herein  by  reference  to  the   Registrant's
          Post-Effective  Amendment No. 16 on Form N-1A (File Nos. 033-15074 and
          811-05218) as filed with the SEC via EDGAR on August 30, 1999.

     (6)  Babson Enterprise Fund, Inc. and Jones & Babson,  Inc. dated September
          30,  1993 is  incorporated  herein by  reference  to the  Registrant's
          Post-Effective  Amendment No. 19 on Form N-1A (File Nos. 002-85791 and
          811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (7)  Babson  Enterprise  Fund II,  Inc.  and  Jones &  Babson,  Inc.  dated
          September  30,  1993  is  incorporated  herein  by  reference  to  the
          Registrant's  Post-Effective  Amendment No. 10 on Form N-1A (File Nos.
          033-39321  and  811-06252)  as filed with the SEC via EDGAR on January
          22, 1999.

     (8)  Babson Value Fund,  Inc. and Jones & Babson,  Inc. dated September 30,
          1993  is  incorporated   herein  by  reference  to  the   Registrant's
          Post-Effective  Amendment No. 17 on Form N-1A (File Nos. 033-93363 and
          811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (9)  D. L. Babson Bond Trust and Jones & Babson,  Inc. dated  September 30,
          1993  is  incorporated   herein  by  reference  to  the   Registrant's
          Post-Effective  Amendment No. 99 on Form N-1A (File Nos. 002-10002 and
          811-00495) as filed with the SEC via EDGAR on January 22, 1999.

(f)  Bonus or Profit Sharing Contracts

     Not  Applicable.

(g)  Custodian Agreement between:

     (1)  David L. Babson Growth Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective
          Amendment No. 77 on Form N-1A (File Nos.  002-15530 and  811-00901) as
          filed with the SEC via EDGAR on August 30, 1999.

     (2)  D. L. Babson Money Market Fund,  Inc. and UMB Bank,  n.a. dated May 5,
          1997  is  incorporated   herein  by  reference  to  the   Registrant's
          Post-Effective  Amendment No. 26 on Form N-1A (File Nos. 002-65761 and
          811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (3)  D. L. Babson  Tax-Free  Income Fund, Inc. and UMB Bank, n.a. dated May
          5,  1997 is  incorporated  herein  by  reference  to the  Registrant's
          Post-Effective  Amendment No. 26 on Form N-1A (File Nos. 002-65489 and
          811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (4)  Babson-Stewart  Ivory  International  Fund, Inc. and State Street Bank
          and Trust  Company  dated  December 14, 1987 is  electronically  filed herewith as Exhibit No. EX-99.g.4.

          (A)  Amendment  dated October 26, 2000 to Custodian  Contract  between
               Babson-Stewart  Ivory  International  Fund, Inc. and State Street
               Bank and Trust Company dated December 14, 1987 is  electronically filed herewith as Exhibit No. EX-99.g.4.A.

          (B)  Subcustodian  Agreement  between  State  Street  Bank  and  Trust
               Company  and  State  Street  Trust  Company  Canada  dated  as of
               February 23, 1998 is electronically filed herewith as Exhibit No.
               EX-99.g.4.B.

     (5)  Shadow  Stock  Fund,  Inc.  and UMB  Bank,  n.a.  dated May 5, 1997 is incorporated  herein by reference to the  Registrant's  Post-Effective
          Amendment No. 16 on Form N-1A (File Nos.  033-15074 and  811-05218) as
          filed with the SEC via EDGAR on August 30, 1999.

     (6)  Babson  Enterprise  Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated  herein by reference to the  Registrant's  Post-Effective
          Amendment No. 20 on Form N-1A (File Nos.  002-85791 and  811-03823) as
          filed with the SEC via EDGAR on August 30, 1999.

     (7)  Babson  Enterprise  Fund II, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective
          Amendment No. 11 on Form N-1A (File Nos.  033-39321 and  811-06252) as
          filed with the SEC via EDGAR on August 30, 1999.

     (8)  Babson  Value  Fund,  Inc.  and UMB  Bank,  n.a.  dated May 5, 1997 is incorporated  herein by reference to the  Registrant's  Post-Effective
          Amendment No. 18 on Form N-1A (File Nos.  033-93363 and  811-04114) as
          filed with the SEC via EDGAR on August 30, 1999.

     (9)  D. L.  Babson  Bond  Trust  and UMB  Bank,  n.a.  dated May 5, 1997 is incorporated  herein by reference to the  Registrant's  Post-Effective
          Amendment No. 100 on Form N-1A (File Nos.  002-10002 and 811-00495) as
          filed with the SEC via EDGAR on August 30, 1999.

(h)  Other Material Contracts

     (1)  Transfer  Agency  Agreement  between David L. Babson Growth Fund, Inc.
          and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the  Registrant's  Post-Effective  Amendment No. 77 on
          Form N-1A (File Nos.  002-15530  and  811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (2)  Transfer Agency Agreement between D. L. Babson Money Market Fund, Inc.
          and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the  Registrant's  Post-Effective  Amendment No. 26 on
          Form N-1A (File Nos.  002-65761  and  811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (3)  Transfer Agency  Agreement  between D. L. Babson Tax-Free Income Fund,
          Inc. and Jones & Babson,  Inc. dated October 31, 1994 is  incorporated herein by reference to the Registrant's  Post-Effective  Amendment No.
          26 on Form N-1A (File Nos.  002-65489 and 811-02948) as filed with the
          SEC via EDGAR on August 30, 1999.

     (4)  Transfer Agency Agreement between  Babson-Stewart  Ivory International
          Fund,  Inc.  and  Jones &  Babson,  Inc.  dated  October  31,  1994 is incorporated  herein by reference to the  Registrant's  Post-Effective
          Amendment No. 16 on Form N-1A (File Nos.  033-17762 and  811-05386) as
          filed with the SEC via EDGAR on August 30, 1999.

     (5)  Transfer Agency Agreement  between Shadow Stock Fund, Inc. and Jones &
          Babson,  Inc.  dated  October  31,  1994  is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 16 on Form
          N-1A (File Nos.  033-15074  and  811-05218)  as filed with the SEC via
          EDGAR on August 30, 1999.

     (6)  Transfer Agency  Agreement  between Babson  Enterprise  Fund, Inc. and
          Jones & Babson,  Inc. dated March 31, 1995 is  incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 19 on Form
          N-1A (File Nos.  002-85791  and  811-03823)  as filed with the SEC via
          EDGAR on January 22, 1999.

     (7)  Transfer Agency Agreement  between Babson Enterprise Fund II, Inc. and
          Jones & Babson,  Inc. dated March 31, 1995 is  incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 10 on Form
          N-1A (File Nos.  033-39321  and  811-06252)  as filed with the SEC via
          EDGAR on January 22, 1999.

     (8)  Transfer Agency Agreement  between Babson Value Fund, Inc. and Jones &
          Babson,  Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File
          Nos.  033-93363  and  811-04114)  as filed  with the SEC via  EDGAR on
          January 22, 1999.

     (9)  Transfer Agency Agreement  between D. L. Babson Bond Trust and Jones &
          Babson,  Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 99 on Form N-1A (File
          Nos.  002-10002  and  811-00495)  as filed  with the SEC via  EDGAR on
          January 22, 1999.

(i)  Opinion and Consent of Counsel as to the legality of the securities  issued for:

     (1)  David L. Babson Growth Fund, Inc. is incorporated  herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File
          Nos.  002-15530  and  811-00901)  as filed  with the SEC via  EDGAR on
          August 30, 1999.

     (2)  D. L.  Babson  Money  Market  Fund,  Inc.  is  incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 26 on Form
          N-1A (File Nos.  002-65761  and  811-02963)  as filed with the SEC via
          EDGAR on August 30, 1999.

     (3)  D. L. Babson  Tax-Free  Income Fund,  Inc. is  incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 26 on Form
          N-1A (File Nos.  002-65489  and  811-02948)  as filed with the SEC via
          EDGAR on August 30, 1999.

     (4)  Babson-Stewart  Ivory  International Fund, Inc. is incorporated herein by reference to the  Registrant's  Post-Effective  Amendment No. 16 on
          Form N-1A (File Nos.  033-17762  and  811-05386) as filed with the SEC via EDGAR on August 30, 1999.

     (5)  Shadow  Stock Fund,  Inc. is  incorporated  herein by reference to the
          Registrant's  Post-Effective  Amendment No. 17 on Form N-1A (File Nos.
          033-15074  and  811-05218)  as filed with the SEC via EDGAR on October
          30, 2001.

     (6)  Babson  Enterprise  Fund,  Inc. is  electronically  filed  herewith as
          Exhibit No. EX-99.i.6.

     (7)  Babson Enterprise Fund II, Inc. is incorporated herein by reference to the  Registrant's  Post-Effective  Amendment No. 10 on Form N-1A (File
          Nos.  033-39321  and  811-06252)  as filed  with the SEC via  EDGAR on
          January 22, 1999.

     (8)  Babson  Value Fund,  Inc. is  incorporated  herein by reference to the
          Registrant's  Post-Effective  Amendment No. 17 on Form N-1A (File Nos.
          033-93363  and  811-04114)  as filed with the SEC via EDGAR on January
          22, 1999.

     (9)  D. L. Babson Bond Trust is  incorporated  herein by  reference  to the
          Registrant's  Post-Effective  Amendment No. 99 on Form N-1A (File Nos.
          002-10002  and  811-00495)  as filed with the SEC via EDGAR on January
          22, 1999.

(j)  Other Opinions

     (1)  Consent of Independent Auditors for:

          (A)  David  L.  Babson  Growth  Fund,  Inc.  is  electronically  filed herewith as Exhibit No. EX-99.j.1.A.

          (B)  D. L. Babson  Money  Market Fund,  Inc. is  electronically  filed herewith as Exhibit No. EX-99.j.1.B.

          (C)  D. L. Babson Tax-Free Income Fund, Inc. is  electronically  filed herewith as Exhibit No. EX-99.j.1.C.

          (D)  Babson-Stewart  Ivory  International Fund, Inc. is electronically filed herewith as Exhibit No. EX-99.j.1.D.

          (E)  Shadow  Stock Fund,  Inc.  is  electronically  filed  herewith as
               Exhibit No. EX-99.j.1.E.

          (F)  Babson Enterprise Fund, Inc. is electronically  filed herewith as
               Exhibit No. EX-99.j.1.F.

          (G)  Babson Enterprise Fund II, Inc. is electronically  filed herewith as Exhibit No. EX-99.j.1.G.

          (H)  Babson  Value Fund,  Inc.  is  electronically  filed  herewith as
               Exhibit No. EX-99.j.1.H.

          (I)  D. L.  Babson  Bond Trust is  electronically  filed  herewith  as
               Exhibit No. EX-99.j.1.I.

     (2)  Power of Attorney for:

          (A)  David L.  Babson  Growth  Fund,  Inc. is  incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 78 on
               Form N-1A (File Nos.  002-15530 and  811-00901) as filed with the
               SEC via EDGAR on October 30, 2000.

          (B)  D. L. Babson Money Market Fund,  Inc. is  incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 27 on
               Form N-1A (File Nos.  002-65761 and  811-02963) as filed with the
               SEC via EDGAR on October 30, 2000.

          (C)  D. L. Babson Tax-Free Income Fund, Inc. is incorporated herein by reference to the Registrant's  Post-Effective Amendment No. 27 on
               Form N-1A (File Nos.  002-65489 and  811-02948) as filed with the
               SEC via EDGAR on October 30, 2000.

          (D)  Babson-Stewart  Ivory  International Fund, Inc. is electronically filed herewith as Exhibit No. EX-99.j.2.D.

          (E)  Shadow Stock Fund,  Inc. is  incorporated  herein by reference to the  Registrant's  Post-Effective  Amendment  No. 17 on Form N-1A
               (File Nos.  033-15074  and  811-05218)  as filed with the SEC via
               EDGAR on October 30, 2000.

          (F)  Babson Enterprise Fund, Inc. is incorporated  herein by reference to the Registrant's  Post-Effective Amendment No. 21 on Form N-1A
               (File Nos.  002-85791  and  811-03823)  as filed with the SEC via
               EDGAR on October 30, 2000.

          (G)  Babson  Enterprise  Fund  II,  Inc.  is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 12 on
               Form N-1A (File Nos.  033-39321 and  811-06252) as filed with the
               SEC via EDGAR on October 30, 2000.

          (H)  Babson Value Fund,  Inc. is  incorporated  herein by reference to the  Registrant's  Post-Effective  Amendment  No. 19 on Form N-1A
               (File Nos.  033-93363  and  811-04114)  as filed with the SEC via
               EDGAR on October 30, 2000.

          (I)  D. L. Babson Bond Trust is  incorporated  herein by  reference to the  Registrant's  Post-Effective  Amendment No. 101 on Form N-1A
               (File Nos.  002-10002  and  811-00495)  as filed with the SEC via
               EDGAR on October 30, 2000.

(k)  Omitted Financial Statements

     Not  Applicable.

(l)  Initial Capital Agreements

     Not  Applicable.

(m)  Rule 12b-1 Plan

     Not  Applicable.

(n)  Rule 18f-3 Plan

     Not  Applicable.

(p)  Codes of Ethics

     (1)  The joint Code of Ethics of each  Registrant,  the investment  manager and the  underwriter is  electronically  filed herewith as Exhibit No.
          EX-99.p.1.

     (2)  The Code of Ethics of the  sub-advisor,  David L. Babson Co., Inc., is electronically filed herewith as Exhibit No. EX-99.p.2.

     (3)  The  Code  of  Ethics  of  the   sub-advisor,   Babson-Stewart   Ivory
          International,   is  electronically  filed  herewith  as  Exhibit  No.
          EX-99.p.3.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     None

ITEM 25. INDEMNIFICATION.

     For each Registrant organized as a Maryland Corporation, under the terms of the Maryland General Corporation Law and the Registrants'  governing  documents, the Registrants shall indemnify any person who was or is a director, officer, or employee of each  Registrant  to the maximum  extent  permitted  by the Maryland
General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by such  Registrant  only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

     (i)  by the  Board  of  Directors  by a  majority  vote of a  quorum  which consists of the directors who are neither "interested  persons" of the
          Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (ii) if the  required  quorum  is not  obtainable  or if a  quorum  of such directors  so  directs,  by  independent  legal  counsel  in a written opinion.

     No  indemnification  will be provided by the Registrants to any director or officer of any Registrant for any liability to the  Registrants or  shareholders to which he would  otherwise  be subject by reason of willful  misfeasance,  bad faith, gross negligence, or reckless disregard of duty.

     Also,  according  to the Articles of  Incorporation  of the David L. Babson
Growth Fund,  Inc.,  provided  that  reasonable  care has been  exercised in the selection of the  officers,  other  employees,  investment  advisers and service providers,  no  director  shall be  responsible  or  liable in any event for any neglect or  wrongdoing,  nor shall any director be responsible or liable for the acts or omissions of any other director.

     For the indemnification provisions of the D. L. Babson Bond Trust, a common law Missouri Trust, see Article VIII,  "Concerning the Investment and Management
of the Trust  Assets,"  Section 2, and Article IX,  "Concerning  the  Trustees,"
Section  10,  of  the  Registrant's   Agreement  and  Declaration  of  Trust  as
incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The  principal  business of Jones & Babson,  Inc. is the  management  of the J&B
Funds  and  Babson  Funds  families  of  mutual  funds.  It also  provides  fund
accounting,   fund   administration   and  fund  transfer  agency  services  for
non-affiliated  mutual  funds,  and has  expertise  in the tax and pension  plan field.  It  supervises a number of prototype  and  profit-sharing  plan programs sponsored by various organizations  eligible to be prototype plan sponsors.  The principal  business of each  sub-adviser  is to provide  investment  counsel and advice to a wide variety of clients.

For information as to any other business, profession,  vocation or employment of a substantial  nature in which each director or officer of Jones & Babson,  Inc.
is or has been  engaged  for his own  account or in the  capacity  of  director, officer,  employee, partner or trustee within the last two fiscal years, Jones &
Babson,  Inc.'s Form ADV (File  #801-7330),  which is currently on file with the
SEC as  required  by the  Investment  Advisers  Act of 1940,  as  amended,  (the
"Advisers Act") is hereby incorporated by reference.

For information as to any other business, profession,  vocation or employment of a substantial nature in which each director or officer of David L. Babson & Co.,
Inc. is or has been  engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, David L.
Babson & Co., Inc.'s Form ADV (File  #801-241),  which is currently on file with the SEC as required by the Advisers Act, is hereby incorporated by reference.

For information as to any other business, profession,  vocation or employment of a substantial  nature in which each director or officer of Babson-Stewart  Ivory
International  is or has been  engaged for his own account or in the capacity of director,  officer,  employee,  partner  or  trustee  within the last two fiscal years, Babson-Stewart Ivory International's Form ADV (File #801-30247), which is currently  on file  with the SEC as  required  by the  Advisers  Act,  is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a)  Jones  &  Babson,   Inc.,  the  only  principal   underwriter  of  the
          Registrants, also acts as principal underwriter for the following:

     J&B Funds
         -J&B Small Cap International Fund
         -J&B Small Cap Aggressive Growth Fund
         -J&B Mid Cap Aggressive Growth Fund
     Buffalo Balanced Fund, Inc.
     Buffalo Large Cap Fund, Inc.
     Buffalo High Yield Fund, Inc.
     Buffalo Small Cap Fund, Inc.
     Buffalo USA Global Fund, Inc.
     Buffalo Funds
         -Buffalo Science & Technology Fund
         -Buffalo Mid Cap Fund
     Investors Mark Series Fund, Inc.
         -Balanced Portfolio
         -Global Fixed Income Portfolio
         -Growth & Income Portfolio
         -Intermediate Fixed Income Portfolio
         -Large Cap Value Portfolio
         -Large Cap Growth Portfolio
         -Mid Cap Equity Portfolio
         -Money Market Portfolio
         -Small Cap Equity Portfolio
     BMA Variable Annuity Account A
     BMA Variable Life Account A

     (b)  Herewith  is the  information  required  by the  following  table with respect to each director,  officer or partner of the underwriter named in answer to Item 20 of Part B:

Name and Principal      Positions & Offices           Positions & Offices
 Business Address        with Underwriter              with Registrants
Stephen S. Soden     President, Chief Executive   Director of Babson Enterprise
700 Karnes Blvd.      Officer, and Director       Fund II, Inc., President and
Kansas City, MO                                   Principal Executive Officer
64108-3306                                              of all Funds

David L. Higley             Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter            Director                 Director/Trustee of all
700 Karnes Blvd.                                      Funds except Babson
Kansas City, MO                                      Enterprise Fund II, Inc.
64108-3306

David A. Gates              Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer            Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Michael K. Deardorff        Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams     Vice President, Chief         Vice President, Treasurer,
700 Karnes Blvd.      Financial Officer,          Principal Financial Officer
Kansas City, MO      Treasurer and Director        and Principal  Accounting
64108-3306                                           Officer of all Funds

Martin A. Cramer        Vice President and              Vice President
700 Karnes Blvd.           Secretary                    and Secretary
Kansas City, MO                                          of all Funds
64108-3306

William G. Cooke        Vice President and           Vice President and Chief
700 Karnes Blvd.      Chief Compliance Officer          Compliance Officer
Kansas City, MO                                           of all Funds
64108-3306

Constance E. Martin   Vice President and Director      Vice President of
700 Karnes Blvd.                                            all Funds
Kansas City, MO
64108-3306

     (c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
     31(a) of the  Investment  Company Act of 1940, as amended and Rules (17 CFR
     270-31a-1 to 31a-3) promulgated  thereunder,  is in the physical possession of Jones and Babson,  Inc., at BMA Tower,  700 Karnes  Blvd.,  Kansas City,
     Missouri 64108-3306.

ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Registrants  undertake  that,  if  requested  to do so by the holders of at least 10% of the  Registrants'  outstanding  shares,  to call a meeting  of shareholders  for the purpose of voting  upon the  question of removal of a
     director  or  directors  and  to  assist  in   communications   with  other
     shareholders as required by Section 16(c) of the Investment  Company Act of
     1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"Securities  Act"),  and the  Investment  Company Act of 1940,  as amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  Registration  Statement under Rule 485(b) under the Securities Act and has duly  caused  this  Registration  Statement  to be signed  on its  behalf by the undersigned,  duly  authorized,  in the City of  Kansas  City,  and the State of
Missouri on the ____ day of September, 2002.

                                 David L. Babson Growth Fund, Inc.
                                 Babson Enterprise Fund, Inc.
                                 Babson Enterprise Fund II, Inc.
                                 D. L. Babson Money Market Fund, Inc.
                                 D. L. Babson Tax-Free Income Fund, Inc.
                                 D. L. Babson Bond Trust
                                 Babson Value Fund, Inc.
                                 Shadow Stock Fund, Inc.
                                 Babson-Stewart Ivory International Fund, Inc.

                                                Stephen S. Soden
                                                Chairman and President

     Pursuant to the  requirements  of the  Securities  Act,  this  Registration
Statement has been signed below by the following  persons in the  capacities and the date(s) indicated.

Signature                     Title                                  Date

                     Director of Babson Enterprise           September __, 2002
Stephen S. Soden     Fund II, Inc. only, President
                     and Principal Executive Officer
                     of all Funds

                     Director/Trustee of all Funds except    September __, 2002
Edward S. Ritter     Babson Enterprise Fund II, Inc.

                     Director/Trustee of all Funds           September __, 2002
William H. Russell*

                     Director/Trustee of all Funds except    September __, 2002
H. David Rybolt*     Babson-Stewart Ivory International
                     Fund, Inc.

                     Director of Babson-Stewart              September __, 2002
James T. Jensen*     Ivory International Fund, Inc. only

                     Vice President, Treasurer,              September __, 2002
P. Bradley Adams*    Principal Financial Officer and
                     Principal Accounting Officer
                     of all Funds

         * By
                Stephen S. Soden
                Pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

                                   EXHIBITS                         EXHIBIT NO.
Articles Supplementary of Babson Enterprise Fund, Inc.              EX-99.a.6.D
     filed in Maryland on March 13, 2002
Amended and Restated Agreement and Declaration of Trust             EX-99.a.9.A
     of D. L. Babson Bond Trust dated November 2, 1944,
     as restated on March 31, 1988
Amended and Restated By-laws for David L. Babson Growth             EX-99.b.1
     Fund, Inc., effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and               EX-99.b.1.A
     Restated By-laws for David L. Babson Growth Fund, Inc.
Amended and Restated By-laws for D. L. Babson Money Market          EX-99.b.2
     Fund, Inc., effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and               EX-99.b.2.A
     Restated By-laws for D. L. Babson Money Market Fund, Inc.
Amended and Restated By-laws for D. L. Babson Tax-Free              EX-99.b.3
     Income Fund, Inc., effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and               EX-99.b.3.A
     Restated By-laws for D.L. Babson Tax-Free Income Fund, Inc.
Amended and Restated By-laws for Babson-Stewart Ivory               EX-99.b.4
     International Fund, Inc., effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and Restated      EX-99.b.4.A
     By-laws for Babson-Stewart Ivory International Fund, Inc.
Amended and Restated By-laws for Shadow Stock Fund, Inc.,           EX-99.b.5
     effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and               EX-99.b.5.A
     Restated By-laws for Shadow Stock Fund, Inc.
Amended and Restated By-laws for Babson Enterprise Fund,            EX-99.b.6
     Inc., effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and               EX-99.b.6.A
     Restated By-laws for Babson Enterprise Fund, Inc.
Amended and Restated By-laws for Babson Enterprise Fund II,         EX-99.b.7
     Inc., effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and               EX-99.b.7.A
     Restated By-laws for Babson Enterprise Fund II, Inc.
Amended and Restated By-laws for Babson Value Fund, Inc.,           EX-99.b.8
     effective as of October 28, 1999
Amendment, effective May 30, 2002, to the Amended and               EX-99.b.8.A
     Restated By-laws for Babson Value Fund, Inc.
Amended and Restated By-laws for D. L. Babson Bond Trust,           EX-99.b.9
     effective as of October 28, 1999
Investment Counsel Agreement between Jones & Babson, Inc.           EX-99.d.4.B
     and Babson-Stewart Ivory International dated as
     of August 1, 2000
Custodian Agreement between Babson-Stewart Ivory                    EX-99.g.4
     International Fund, Inc. and State Street Bank
     and Trust Company dated December 14, 1987
Amendment, dated October 26, 2000, to Custodian Contract between
     Babson-Stewart Ivory International Fund, Inc. and State        EX-99.g.4.A
     Street Bank and  Trust Company
Subcustodian Agreement between State Street Bank and Trust          EX-99.g.4.B
     Company and State  Street Trust Company Canada,
     dated as of February 23, 1998
Legal Opinion for Babson Enterprise Fund, Inc.                      EX-99.i.6
Consent of Independent Auditor for David L. Babson                  EX-99.j.1.A
     Growth Fund, Inc.
Consent of Independent Auditor for D. L. Babson Money               EX-99.j.1.B
     Market Fund, Inc.
Consent of Independent Auditor for D. L. Babson                     EX-99.j.1.C
     Tax-Free Income Fund, Inc.
Consent of Independent Auditor for Babson-Stewart                   EX-99.j.1.D
     Ivory International Fund, Inc.
Consent of Independent Auditor for Shadow Stock Fund, Inc.          EX-99.j.1.E
Consent of Independent Auditor for Babson Enterprise Fund, Inc.     EX-99.j.1.F
Consent of Independent Auditor for Babson Enterprise Fund II, Inc.  EX-99.j.1.G
Consent of Independent Auditor for Babson Value Fund, Inc.          EX-99.j.1.H
Consent of Independent Auditor for D. L. Babson Bond Trust          EX-99.j.1.I
Power of Attorney for Babson-Stewart Ivory International Fund, Inc. EX-99.j.2.D
The joint Code of Ethics of each Registrant, the investment         EX-99.p.1
     manager and the  underwriter, Jones & Babson, Inc.
The Code of Ethics of the sub-advisor, David L. Babson Co., Inc.    EX-99.p.2
The Code of Ethics of the sub-advisor, Babson-Stewart               EX-99.p.3
     Ivory International